united states
securities and exchange commission

WASHINGTON, D.C. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-814-8180

Date of fiscal year end:	8/31

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)
Easterly Global Real Estate Fund

Class A (JAREX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.50%

How did the Fund perform during the reporting period?

Global REITs posted modest gains for the 12-month period ended August 31, 2025, with the benchmark index up 1.78%. The Fund trailed the index slightly amid mixed results across regions and property sectors.

Investor sentiment was tempered by shifting central bank policies, trade tensions linked to U.S. tariffs, and ongoing geopolitical uncertainty. At the same time, higher construction and materials costs curtailed new supply, giving landlords incremental pricing power. Real estate fundamentals generally improved, supporting steady—though modest—returns.

An overweight to Europe detracted from relative results, as European markets softened, while an underweight to Asia proved costly given strong performance in Japan and Hong Kong. A modest underweight in North America helped relative performance, as those markets lagged the index.

Stock selection in the United States contributed positively—particularly in data centers, senior housing, and outdoor advertising—though positions in cold storage and manufactured home communities were headwinds. In Asia, J-REIT holdings performed well, while in Europe, Pan-European cell tower stocks weighed on results.

Throughout the period, the Fund maintained its disciplined, bottom-up investment process, emphasizing management quality, balance-sheet strength, and sustainable growth in earnings.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Global Real Estate Fund - with load	FTSE EPRA Nareit Developed Net Index	MSCI World Index
Aug-2015	$9,424	$10,000	$10,000
Aug-2016	$10,547	$11,733	$10,668
Aug-2017	$11,631	$11,720	$12,395
Aug-2018	$12,648	$12,364	$14,019
Aug-2019	$13,239	$13,368	$14,056
Aug-2020	$12,984	$11,540	$16,415
Aug-2021	$17,330	$15,387	$21,301
Aug-2022	$14,552	$12,783	$18,090
Aug-2023	$13,525	$12,119	$20,913
Aug-2024	$15,631	$14,234	$26,023
Aug-2025	$15,698	$14,488	$30,103

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund
Without Load	0.43%	3.87%	5.24%
With Load	-5.36%	2.65%	4.61%
FTSE EPRA Nareit Developed Net Index	1.78%	4.66%	3.78%
MSCI World Index	15.68%	12.89%	11.65%

Load Information: 5.75% is the maximum sales charge on purchase of Class A Shares. The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$250,569,735
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,052,142
Portfolio Turnover	186%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
45.2%
United Kingdom
22.3%
Canada
8.1%
Spain
5.9%
Germany
3.3%
Australia
2.7%
Sweden
1.2%
Other Assets in Excess of Liabilities
11.3%

Value	Value
Other Assets in Excess of Liabilities	11.3%
Sweden	1.2%
Australia	2.7%
Germany	3.3%
Spain	5.9%
Canada	8.1%
United Kingdom	22.3%
United States	45.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Primary Health Properties PLC	8.5%
Cellnex Telecom S.A.	5.9%
UNITE Group PLC (The)	5.4%
American Tower Corporation	4.9%
Equinix, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Lamar Advertising Company, Class A	4.1%
Grainger PLC	3.9%
Tritax Big Box REIT PLC	3.6%
Independence Realty Trust, Inc.	3.5%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2025.

Easterly Global Real Estate Fund - Class A (JAREX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JAREX

Easterly Global Real Estate Fund

Class C (JACRX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.25%

How did the Fund perform during the reporting period?

Global REITs posted modest gains for the 12-month period ended August 31, 2025, with the benchmark index up 1.78%. The Fund trailed the index slightly amid mixed results across regions and property sectors.

Investor sentiment was tempered by shifting central bank policies, trade tensions linked to U.S. tariffs, and ongoing geopolitical uncertainty. At the same time, higher construction and materials costs curtailed new supply, giving landlords incremental pricing power. Real estate fundamentals generally improved, supporting steady—though modest—returns.

An overweight to Europe detracted from relative results, as European markets softened, while an underweight to Asia proved costly given strong performance in Japan and Hong Kong. A modest underweight in North America helped relative performance, as those markets lagged the index.

Stock selection in the United States contributed positively—particularly in data centers, senior housing, and outdoor advertising—though positions in cold storage and manufactured home communities were headwinds. In Asia, J-REIT holdings performed well, while in Europe, Pan-European cell tower stocks weighed on results.

Throughout the period, the Fund maintained its disciplined, bottom-up investment process, emphasizing management quality, balance-sheet strength, and sustainable growth in earnings.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Global Real Estate Fund	FTSE EPRA Nareit Developed Net Index	MSCI World Index
Aug-2015	$10,000	$10,000	$10,000
Aug-2016	$11,119	$11,733	$10,668
Aug-2017	$12,178	$11,720	$12,395
Aug-2018	$13,141	$12,364	$14,019
Aug-2019	$13,657	$13,368	$14,056
Aug-2020	$13,284	$11,540	$16,415
Aug-2021	$17,602	$15,387	$21,301
Aug-2022	$14,672	$12,783	$18,090
Aug-2023	$13,528	$12,119	$20,913
Aug-2024	$15,518	$14,234	$26,023
Aug-2025	$15,470	$14,488	$30,103

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund
Without Load	-0.30%	3.09%	4.46%
With Load	-1.29%	3.09%	4.46%
FTSE EPRA Nareit Developed Net Index	1.78%	4.66%	3.78%
MSCI World Index	15.68%	12.89%	11.65%

Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within 12-months after purchase. The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$250,569,735
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,052,142
Portfolio Turnover	186%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.3%
Sweden	1.2%
Australia	2.7%
Germany	3.3%
Spain	5.9%
Canada	8.1%
United Kingdom	22.3%
United States	45.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Primary Health Properties PLC	8.5%
Cellnex Telecom S.A.	5.9%
UNITE Group PLC (The)	5.4%
American Tower Corporation	4.9%
Equinix, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Lamar Advertising Company, Class A	4.1%
Grainger PLC	3.9%
Tritax Big Box REIT PLC	3.6%
Independence Realty Trust, Inc.	3.5%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2025.

Easterly Global Real Estate Fund - Class C (JACRX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JACRX

Easterly Global Real Estate Fund

Class I (JARIX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.05%

How did the Fund perform during the reporting period?

Global REITs posted modest gains for the 12-month period ended August 31, 2025, with the benchmark index up 1.78%. The Fund trailed the index slightly amid mixed results across regions and property sectors.

Investor sentiment was tempered by shifting central bank policies, trade tensions linked to U.S. tariffs, and ongoing geopolitical uncertainty. At the same time, higher construction and materials costs curtailed new supply, giving landlords incremental pricing power. Real estate fundamentals generally improved, supporting steady—though modest—returns.

An overweight to Europe detracted from relative results, as European markets softened, while an underweight to Asia proved costly given strong performance in Japan and Hong Kong. A modest underweight in North America helped relative performance, as those markets lagged the index.

Stock selection in the United States contributed positively—particularly in data centers, senior housing, and outdoor advertising—though positions in cold storage and manufactured home communities were headwinds. In Asia, J-REIT holdings performed well, while in Europe, Pan-European cell tower stocks weighed on results.

Throughout the period, the Fund maintained its disciplined, bottom-up investment process, emphasizing management quality, balance-sheet strength, and sustainable growth in earnings.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $1,000,000 Investment

	Easterly Global Real Estate Fund	FTSE EPRA Nareit Developed Net Index	MSCI World Index
Aug-2015	$1,000,000	$1,000,000	$1,000,000
Aug-2016	$1,124,997	$1,173,254	$1,066,837
Aug-2017	$1,246,707	$1,172,036	$1,239,508
Aug-2018	$1,361,699	$1,236,375	$1,401,940
Aug-2019	$1,430,552	$1,336,826	$1,405,596
Aug-2020	$1,408,989	$1,153,961	$1,641,536
Aug-2021	$1,888,909	$1,538,675	$2,130,133
Aug-2022	$1,591,664	$1,278,250	$1,809,011
Aug-2023	$1,483,803	$1,211,891	$2,091,292
Aug-2024	$1,722,033	$1,423,390	$2,602,298
Aug-2025	$1,738,130	$1,448,789	$3,010,253

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund	0.93%	4.29%	5.68%
FTSE EPRA Nareit Developed Net Index	1.78%	4.66%	3.78%
MSCI World Index	15.68%	12.89%	11.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$250,569,735
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,052,142
Portfolio Turnover	186%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.3%
Sweden	1.2%
Australia	2.7%
Germany	3.3%
Spain	5.9%
Canada	8.1%
United Kingdom	22.3%
United States	45.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Primary Health Properties PLC	8.5%
Cellnex Telecom S.A.	5.9%
UNITE Group PLC (The)	5.4%
American Tower Corporation	4.9%
Equinix, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Lamar Advertising Company, Class A	4.1%
Grainger PLC	3.9%
Tritax Big Box REIT PLC	3.6%
Independence Realty Trust, Inc.	3.5%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2025.

Easterly Global Real Estate Fund - Class I (JARIX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JARIX

Easterly Global Real Estate Fund

Class R6 (JARSX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	0.95%

How did the Fund perform during the reporting period?

Global REITs posted modest gains for the 12-month period ended August 31, 2025, with the benchmark index up 1.78%. The Fund trailed the index slightly amid mixed results across regions and property sectors.

Investor sentiment was tempered by shifting central bank policies, trade tensions linked to U.S. tariffs, and ongoing geopolitical uncertainty. At the same time, higher construction and materials costs curtailed new supply, giving landlords incremental pricing power. Real estate fundamentals generally improved, supporting steady—though modest—returns.

An overweight to Europe detracted from relative results, as European markets softened, while an underweight to Asia proved costly given strong performance in Japan and Hong Kong. A modest underweight in North America helped relative performance, as those markets lagged the index.

Stock selection in the United States contributed positively—particularly in data centers, senior housing, and outdoor advertising—though positions in cold storage and manufactured home communities were headwinds. In Asia, J-REIT holdings performed well, while in Europe, Pan-European cell tower stocks weighed on results.

Throughout the period, the Fund maintained its disciplined, bottom-up investment process, emphasizing management quality, balance-sheet strength, and sustainable growth in earnings.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Global Real Estate Fund	FTSE EPRA Nareit Developed Net Index	MSCI World Index
Aug-2017	$10,000	$10,000	$10,000
Aug-2017	$10,083	$10,079	$10,127
Aug-2018	$11,045	$10,632	$11,454
Aug-2019	$11,646	$11,496	$11,484
Aug-2020	$11,492	$9,923	$13,411
Aug-2021	$15,432	$13,232	$17,403
Aug-2022	$13,011	$10,992	$14,780
Aug-2023	$12,151	$10,422	$17,086
Aug-2024	$14,113	$12,240	$21,261
Aug-2025	$14,252	$12,459	$24,594

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 17, 2017)
Easterly Global Real Estate Fund	0.98%	4.40%	4.51%
FTSE EPRA Nareit Developed Net Index	1.78%	4.66%	2.77%
MSCI World Index	15.68%	12.89%	11.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$250,569,735
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,052,142
Portfolio Turnover	186%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.3%
Sweden	1.2%
Australia	2.7%
Germany	3.3%
Spain	5.9%
Canada	8.1%
United Kingdom	22.3%
United States	45.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Primary Health Properties PLC	8.5%
Cellnex Telecom S.A.	5.9%
UNITE Group PLC (The)	5.4%
American Tower Corporation	4.9%
Equinix, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Lamar Advertising Company, Class A	4.1%
Grainger PLC	3.9%
Tritax Big Box REIT PLC	3.6%
Independence Realty Trust, Inc.	3.5%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2025.

Easterly Global Real Estate Fund - Class R6 (JARSX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JARSX

Easterly Hedged Equity Fund

Class A (JDAEX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.57%

How did the Fund perform during the reporting period?

Through late 2024 and early 2025, equity volatility generally dropped from the low 20 range into the 18 range, allowing the Fund to maintain lower hedging costs while participating in market strength. Conditions changed abruptly after President Trump’s April 2 “Liberation Day” tariff announcement, which imposed reciprocal tariffs on roughly sixty countries. The resulting sell-off drove the S&P 500 down nearly 19% from its February highs and pushed the VIX momentarily above 60—the highest since 2020.

The Fund’s dynamic collar strategy, which systematically rolls at-the-money protective puts and writes covered calls, proved effective in that environment. By maintaining disciplined hedging exposure, the Fund limited its (2/19/25-4/8/25) maximum drawdown to –10.66%, versus –18.75% for the S&P 500. As markets recovered through mid-2025, the leveraged equity sleeve captured a substantial portion of the rebound while option income from further out of the money "rich calls" helped offset protection costs.

Because the Fund’s investment base is the S&P 500 itself, the index’s continued concentration in a few large technology and communication services stocks benefited overall results as those names led the recovery. For the twelve months ended August 31, 2025, the Fund delivered superior risk adjusted returns and notably smoother performance because of its reduced level of volatility relative to peers, demonstrating the value of systematic active volatility management during a year dominated by tariff-driven uncertainty.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Hedged Equity Fund - with load	S&P 500® Index
Aug-2015	$9,429	$10,000
Aug-2016	$9,815	$11,255
Aug-2017	$10,200	$13,082
Aug-2018	$10,904	$15,655
Aug-2019	$11,586	$16,112
Aug-2020	$12,347	$19,647
Aug-2021	$13,664	$25,770
Aug-2022	$13,505	$22,876
Aug-2023	$14,916	$26,524
Aug-2024	$17,673	$33,721
Aug-2025	$19,630	$39,076

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Hedged Equity Fund
Without Load	11.08%	9.72%	7.61%
With Load	4.66%	8.43%	6.98%
S&P 500® Index	15.88%	14.74%	14.60%

Load Information: 5.75% is the maximum sales charge on purchase of Class A Shares. The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$331,702,927
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$2,117,979
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Purchased Options	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
89.0%
Index Option
1.1%
Equity Option
-0.5%
Other Assets in Excess of Liabilities
10.4%

Value	Value
Other Assets in Excess of Liabilities	10.4%
Equity Option	-0.5%
Index Option	1.1%
Equity	89.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	89.0%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.6%
S&P 500 Index, 09/30/25 6355.0 Put	1.6%
SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025	0.5%
SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026	0.2%
SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 12/29/2025	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026	0.0%
SPDR S&P 500 ETF Trust, 10/17/25 670.0 Call	-0.1%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2025.

Easterly Hedged Equity Fund - Class A (JDAEX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JDAEX

Easterly Hedged Equity Fund

Class C (JDCEX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.32%

How did the Fund perform during the reporting period?

Through late 2024 and early 2025, equity volatility generally dropped from the low 20 range into the 18 range, allowing the Fund to maintain lower hedging costs while participating in market strength. Conditions changed abruptly after President Trump’s April 2 “Liberation Day” tariff announcement, which imposed reciprocal tariffs on roughly sixty countries. The resulting sell-off drove the S&P 500 down nearly 19% from its February highs and pushed the VIX momentarily above 60—the highest since 2020.

The Fund’s dynamic collar strategy, which systematically rolls at-the-money protective puts and writes covered calls, proved effective in that environment. By maintaining disciplined hedging exposure, the Fund limited its (2/19/25-4/8/25) maximum drawdown to –10.66%, versus –18.75% for the S&P 500. As markets recovered through mid-2025, the leveraged equity sleeve captured a substantial portion of the rebound while option income from further out of the money "rich calls" helped offset protection costs.

Because the Fund’s investment base is the S&P 500 itself, the index’s continued concentration in a few large technology and communication services stocks benefited overall results as those names led the recovery. For the twelve months ended August 31, 2025, the Fund delivered superior risk adjusted returns and notably smoother performance because of its reduced level of volatility relative to peers, demonstrating the value of systematic active volatility management during a year dominated by tariff-driven uncertainty.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Hedged Equity Fund	S&P 500® Index
Aug-2015	$10,000	$10,000
Aug-2016	$10,320	$11,255
Aug-2017	$10,654	$13,082
Aug-2018	$11,305	$15,655
Aug-2019	$11,916	$16,112
Aug-2020	$12,580	$19,647
Aug-2021	$13,809	$25,770
Aug-2022	$13,540	$22,876
Aug-2023	$14,853	$26,524
Aug-2024	$17,454	$33,721
Aug-2025	$19,239	$39,076

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Hedged Equity Fund
Without Load	10.23%	8.87%	6.76%
With Load	9.23%	8.87%	6.76%
S&P 500® Index	15.88%	14.74%	14.60%

Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within 12-months after purchase. The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$331,702,927
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$2,117,979
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Purchased Options	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.4%
Equity Option	-0.5%
Index Option	1.1%
Equity	89.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	89.0%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.6%
S&P 500 Index, 09/30/25 6355.0 Put	1.6%
SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025	0.5%
SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026	0.2%
SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 12/29/2025	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026	0.0%
SPDR S&P 500 ETF Trust, 10/17/25 670.0 Call	-0.1%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2025.

Easterly Hedged Equity Fund - Class C (JDCEX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JDCEX

Easterly Hedged Equity Fund

Class I (JDIEX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.32%

How did the Fund perform during the reporting period?

Through late 2024 and early 2025, equity volatility generally dropped from the low 20 range into the 18 range, allowing the Fund to maintain lower hedging costs while participating in market strength. Conditions changed abruptly after President Trump’s April 2 “Liberation Day” tariff announcement, which imposed reciprocal tariffs on roughly sixty countries. The resulting sell-off drove the S&P 500 down nearly 19% from its February highs and pushed the VIX momentarily above 60—the highest since 2020.

The Fund’s dynamic collar strategy, which systematically rolls at-the-money protective puts and writes covered calls, proved effective in that environment. By maintaining disciplined hedging exposure, the Fund limited its (2/19/25-4/8/25) maximum drawdown to –10.66%, versus –18.75% for the S&P 500. As markets recovered through mid-2025, the leveraged equity sleeve captured a substantial portion of the rebound while option income from further out of the money "rich calls" helped offset protection costs.

Because the Fund’s investment base is the S&P 500 itself, the index’s continued concentration in a few large technology and communication services stocks benefited overall results as those names led the recovery. For the twelve months ended August 31, 2025, the Fund delivered superior risk adjusted returns and notably smoother performance because of its reduced level of volatility relative to peers, demonstrating the value of systematic active volatility management during a year dominated by tariff-driven uncertainty.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $1,000,000 Investment

	Easterly Hedged Equity Fund	S&P 500® Index
Aug-2015	$1,000,000	$1,000,000
Aug-2016	$1,044,789	$1,125,530
Aug-2017	$1,090,991	$1,308,249
Aug-2018	$1,171,770	$1,565,472
Aug-2019	$1,248,898	$1,611,208
Aug-2020	$1,333,685	$1,964,654
Aug-2021	$1,479,220	$2,576,953
Aug-2022	$1,464,668	$2,287,622
Aug-2023	$1,622,923	$2,652,373
Aug-2024	$1,926,538	$3,372,104
Aug-2025	$2,143,739	$3,907,580

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Hedged Equity Fund	11.27%	9.96%	7.92%
S&P 500® Index	15.88%	14.74%	14.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$331,702,927
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$2,117,979
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Purchased Options	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.4%
Equity Option	-0.5%
Index Option	1.1%
Equity	89.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	89.0%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.6%
S&P 500 Index, 09/30/25 6355.0 Put	1.6%
SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025	0.5%
SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026	0.2%
SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 12/29/2025	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026	0.0%
SPDR S&P 500 ETF Trust, 10/17/25 670.0 Call	-0.1%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2025.

Easterly Hedged Equity Fund - Class I (JDIEX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JDIEX

Easterly Hedged Equity Fund

Class R6 (JDSEX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$112	1.06%

How did the Fund perform during the reporting period?

Through late 2024 and early 2025, equity volatility generally dropped from the low 20 range into the 18 range, allowing the Fund to maintain lower hedging costs while participating in market strength. Conditions changed abruptly after President Trump’s April 2 “Liberation Day” tariff announcement, which imposed reciprocal tariffs on roughly sixty countries. The resulting sell-off drove the S&P 500 down nearly 19% from its February highs and pushed the VIX momentarily above 60—the highest since 2020.

The Fund’s dynamic collar strategy, which systematically rolls at-the-money protective puts and writes covered calls, proved effective in that environment. By maintaining disciplined hedging exposure, the Fund limited its (2/19/25-4/8/25) maximum drawdown to –10.66%, versus –18.75% for the S&P 500. As markets recovered through mid-2025, the leveraged equity sleeve captured a substantial portion of the rebound while option income from further out of the money "rich calls" helped offset protection costs.

Because the Fund’s investment base is the S&P 500 itself, the index’s continued concentration in a few large technology and communication services stocks benefited overall results as those names led the recovery. For the twelve months ended August 31, 2025, the Fund delivered superior risk adjusted returns and notably smoother performance because of its reduced level of volatility relative to peers, demonstrating the value of systematic active volatility management during a year dominated by tariff-driven uncertainty.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Hedged Equity Fund	S&P 500® Index
Aug-2017	$10,000	$10,000
Aug-2017	$10,078	$10,179
Aug-2018	$10,905	$12,181
Aug-2019	$11,694	$12,537
Aug-2020	$12,535	$15,287
Aug-2021	$13,975	$20,051
Aug-2022	$13,867	$17,800
Aug-2023	$15,407	$20,638
Aug-2024	$18,328	$26,238
Aug-2025	$20,466	$30,405

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 17, 2017)
Easterly Hedged Equity Fund	11.67%	10.30%	9.32%
S&P 500® Index	15.88%	14.74%	14.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$331,702,927
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$2,117,979
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Purchased Options	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.4%
Equity Option	-0.5%
Index Option	1.1%
Equity	89.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	89.0%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.6%
S&P 500 Index, 09/30/25 6355.0 Put	1.6%
SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025	0.5%
SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026	0.2%
SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 12/29/2025	0.1%
SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026	0.0%
SPDR S&P 500 ETF Trust, 10/17/25 670.0 Call	-0.1%

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2025.

Easterly Hedged Equity Fund - Class R6 (JDSEX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JDSEX

Easterly Income Opportunities Fund

Class A (JASVX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

All securitized credit sectors generated positive absolute and excess returns relative to Treasuries over the 12 months ending August 31, 2025. Persistent inflows into fixed income supported strong demand for structured products. Meanwhile, a global equity bull market and tightening corporate credit spreads sustained investor appetite for securitized credit, where spreads remained appealing compared with other fixed income sectors.

Volatility spiked after the Trump administration’s tariff announcements, which triggered the third-highest VIX reading of the century and temporarily widened structured credit spreads. Markets rebounded quickly and by August, spreads had retraced all their widening and reached near year-to-date tights.

Investment-grade corporate spreads reached a record low of 71bp over Treasuries, while high-yield spreads fell to mid-1990s levels. The Treasury curve steepened meaningfully as the Fed maintained its easing bias despite inflation remaining above target. This curve steepening benefited Corporate Structured Notes, which were the best performers, driven by higher 30s/2s CMS spreads.

CMBS performed well amid steady spread tightening and pull-to-par in seasoned mezzanine tranches. Strong demand in the Small Balance Commercial subsector, where we have sizeable exposure, also boosted returns. While office and legacy retail fundamentals remain pressured, the portfolio avoided most credit losses by focusing on senior tranches.

ABS performance was mixed: subprime auto ABS faced rising delinquencies and losses approaching GFC-era levels, though spreads held firm outside of a few weak issuers. In contrast, unsecured consumer and marketplace lending ABS improved, supported by low unemployment and resilient prime borrower credit quality.

Residential credit remained fundamentally sound despite modest home price declines. Non-QM, CRT, and Prime 2.0 spreads tightened to post-crisis lows, while new products such as closed-end second liens (CES/HELOCs) and private reverse mortgages attracted strong investor demand, with AAA tranches trading between 140–170bp.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Income Opportunities Fund - with load	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$9,425	$10,000
Aug-2018	$9,444	$9,996
Aug-2019	$10,308	$11,013
Aug-2020	$11,405	$11,726
Aug-2021	$12,417	$11,716
Aug-2022	$11,879	$10,367
Aug-2023	$12,017	$10,243
Aug-2024	$12,968	$10,991
Aug-2025	$13,988	$11,335

Average Annual Total Returns

	9 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	5.65%	7.86%	4.17%	5.78%
With Load	3.50%	5.76%	2.93%	4.89%
Bloomberg U.S. Aggregate Bond Index	3.27%	3.14%	-0.68%	1.80%

Load Information: 2% is the maximum sales charge on purchase of A Shares. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$413,851,468
Number of Portfolio Holdings	855
Advisory Fee (net of waivers)	$2,937,775
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	70.2%
Corporate Bonds	16.5%
Non U.S. Government & Agencies	0.0%
U.S. Government & Agencies	13.3%

What did the Fund invest in?

Industry Weighting (% of net assets)

Non Agency CMBS 22.9%
CMO 22.0%
U.S. Treasury Bills 10.8%
Institutional Financial Services 7.0%
Specialty Finance 3.9%
Home Equity 3.4%
CDO 2.4%
Banking 2.7%
Other ABS 2.3%
Residential Mortgage 2.0%
Agency CMBS 1.8%
Student Loans 1.1%
Auto Loan 1.0%
Agency Fixed Rate 0.8%
Other Industries 2.6%
Other Assets in Excess of Liabilities 13.3%

Value	Value
Other Assets in Excess of Liabilities	13.3%
Other Industries	2.6%
Agency Fixed Rate	0.8%
Auto Loan	1.0%
Student Loans	1.1%
Agency CMBS	1.8%
Residential Mortgage	2.0%
Other ABS	2.3%
Banking	2.7%
CDO	2.4%
Home Equity	3.4%
Specialty Finance	3.9%
Institutional Financial Services	7.0%
U.S. Treasury Bills	10.8%
CMO	22.0%
Non Agency CMBS	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 3.955%, 11/13/25	2.4%
United States Treasury Bill, , 3.940%, 12/16/25	2.4%
United States Treasury Bill, , 3.932%, 12/18/25	2.4%
United States Treasury Bill, , 3.944%, 12/30/25	2.4%
RBSSP Resecuritization Trust, 2009-12, 4.827%, 12/25/35	1.3%
United States Treasury Bill, , 3.945%, 12/23/25	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.1%
Soloso CDO Ltd., 2007-1A, 4.807%, 10/7/37	1.0%

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser have approved a change in fiscal and tax-year end of the Fund from November 30 to August 31.

Easterly Income Opportunities Fund - Class A (JASVX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JASVX

Easterly Income Opportunities Fund

Class C (JSVCX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	2.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

All securitized credit sectors generated positive absolute and excess returns relative to Treasuries over the 12 months ending August 31, 2025. Persistent inflows into fixed income supported strong demand for structured products. Meanwhile, a global equity bull market and tightening corporate credit spreads sustained investor appetite for securitized credit, where spreads remained appealing compared with other fixed income sectors.

Volatility spiked after the Trump administration’s tariff announcements, which triggered the third-highest VIX reading of the century and temporarily widened structured credit spreads. Markets rebounded quickly and by August, spreads had retraced all their widening and reached near year-to-date tights.

Investment-grade corporate spreads reached a record low of 71bp over Treasuries, while high-yield spreads fell to mid-1990s levels. The Treasury curve steepened meaningfully as the Fed maintained its easing bias despite inflation remaining above target. This curve steepening benefited Corporate Structured Notes, which were the best performers, driven by higher 30s/2s CMS spreads.

CMBS performed well amid steady spread tightening and pull-to-par in seasoned mezzanine tranches. Strong demand in the Small Balance Commercial subsector, where we have sizeable exposure, also boosted returns. While office and legacy retail fundamentals remain pressured, the portfolio avoided most credit losses by focusing on senior tranches.

ABS performance was mixed: subprime auto ABS faced rising delinquencies and losses approaching GFC-era levels, though spreads held firm outside of a few weak issuers. In contrast, unsecured consumer and marketplace lending ABS improved, supported by low unemployment and resilient prime borrower credit quality.

Residential credit remained fundamentally sound despite modest home price declines. Non-QM, CRT, and Prime 2.0 spreads tightened to post-crisis lows, while new products such as closed-end second liens (CES/HELOCs) and private reverse mortgages attracted strong investor demand, with AAA tranches trading between 140–170bp.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Aug-2018	$10,020	$9,996
Aug-2019	$10,721	$11,013
Aug-2020	$11,773	$11,726
Aug-2021	$12,714	$11,716
Aug-2022	$12,073	$10,367
Aug-2023	$12,138	$10,243
Aug-2024	$13,002	$10,991
Aug-2025	$13,908	$11,335

Average Annual Total Returns

	9 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	5.01%	6.97%	3.39%	4.81%
With Load	4.01%	5.97%	3.39%	4.81%
Bloomberg U.S. Aggregate Bond Index	3.27%	3.14%	-0.68%	1.80%

Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase.The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$413,851,468
Number of Portfolio Holdings	855
Advisory Fee (net of waivers)	$2,937,775
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	70.2%
Corporate Bonds	16.5%
Non U.S. Government & Agencies	0.0%
U.S. Government & Agencies	13.3%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.3%
Other Industries	2.6%
Agency Fixed Rate	0.8%
Auto Loan	1.0%
Student Loans	1.1%
Agency CMBS	1.8%
Residential Mortgage	2.0%
Other ABS	2.3%
Banking	2.7%
CDO	2.4%
Home Equity	3.4%
Specialty Finance	3.9%
Institutional Financial Services	7.0%
U.S. Treasury Bills	10.8%
CMO	22.0%
Non Agency CMBS	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 3.955%, 11/13/25	2.4%
United States Treasury Bill, , 3.940%, 12/16/25	2.4%
United States Treasury Bill, , 3.932%, 12/18/25	2.4%
United States Treasury Bill, , 3.944%, 12/30/25	2.4%
RBSSP Resecuritization Trust, 2009-12, 4.827%, 12/25/35	1.3%
United States Treasury Bill, , 3.945%, 12/23/25	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.1%
Soloso CDO Ltd., 2007-1A, 4.807%, 10/7/37	1.0%

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser have approved a change in fiscal and tax-year end of the Fund from November 30 to August 31.

Easterly Income Opportunities Fund - Class C (JSVCX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JSVCX

Easterly Income Opportunities Fund

Class I (JSVIX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

All securitized credit sectors generated positive absolute and excess returns relative to Treasuries over the 12 months ending August 31, 2025. Persistent inflows into fixed income supported strong demand for structured products. Meanwhile, a global equity bull market and tightening corporate credit spreads sustained investor appetite for securitized credit, where spreads remained appealing compared with other fixed income sectors.

Volatility spiked after the Trump administration’s tariff announcements, which triggered the third-highest VIX reading of the century and temporarily widened structured credit spreads. Markets rebounded quickly and by August, spreads had retraced all their widening and reached near year-to-date tights.

Investment-grade corporate spreads reached a record low of 71bp over Treasuries, while high-yield spreads fell to mid-1990s levels. The Treasury curve steepened meaningfully as the Fed maintained its easing bias despite inflation remaining above target. This curve steepening benefited Corporate Structured Notes, which were the best performers, driven by higher 30s/2s CMS spreads.

CMBS performed well amid steady spread tightening and pull-to-par in seasoned mezzanine tranches. Strong demand in the Small Balance Commercial subsector, where we have sizeable exposure, also boosted returns. While office and legacy retail fundamentals remain pressured, the portfolio avoided most credit losses by focusing on senior tranches.

ABS performance was mixed: subprime auto ABS faced rising delinquencies and losses approaching GFC-era levels, though spreads held firm outside of a few weak issuers. In contrast, unsecured consumer and marketplace lending ABS improved, supported by low unemployment and resilient prime borrower credit quality.

Residential credit remained fundamentally sound despite modest home price declines. Non-QM, CRT, and Prime 2.0 spreads tightened to post-crisis lows, while new products such as closed-end second liens (CES/HELOCs) and private reverse mortgages attracted strong investor demand, with AAA tranches trading between 140–170bp.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $1,000,000 Investment

	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$1,000,000	$1,000,000
Aug-2018	$1,002,000	$999,620
Aug-2019	$1,075,677	$1,101,308
Aug-2020	$1,193,286	$1,172,598
Aug-2021	$1,301,273	$1,171,611
Aug-2022	$1,247,959	$1,036,691
Aug-2023	$1,267,419	$1,024,321
Aug-2024	$1,371,307	$1,099,058
Aug-2025	$1,480,192	$1,133,530

Average Annual Total Returns

	9 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	5.71%	7.94%	4.40%	5.74%
Bloomberg U.S. Aggregate Bond Index	3.27%	3.14%	-0.68%	1.80%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$413,851,468
Number of Portfolio Holdings	855
Advisory Fee (net of waivers)	$2,937,775
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	70.2%
Corporate Bonds	16.5%
Non U.S. Government & Agencies	0.0%
U.S. Government & Agencies	13.3%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.3%
Other Industries	2.6%
Agency Fixed Rate	0.8%
Auto Loan	1.0%
Student Loans	1.1%
Agency CMBS	1.8%
Residential Mortgage	2.0%
Other ABS	2.3%
Banking	2.7%
CDO	2.4%
Home Equity	3.4%
Specialty Finance	3.9%
Institutional Financial Services	7.0%
U.S. Treasury Bills	10.8%
CMO	22.0%
Non Agency CMBS	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 3.955%, 11/13/25	2.4%
United States Treasury Bill, , 3.940%, 12/16/25	2.4%
United States Treasury Bill, , 3.932%, 12/18/25	2.4%
United States Treasury Bill, , 3.944%, 12/30/25	2.4%
RBSSP Resecuritization Trust, 2009-12, 4.827%, 12/25/35	1.3%
United States Treasury Bill, , 3.945%, 12/23/25	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.1%
Soloso CDO Ltd., 2007-1A, 4.807%, 10/7/37	1.0%

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser have approved a change in fiscal and tax-year end of the Fund from November 30 to August 31.

Easterly Income Opportunities Fund - Class I (JSVIX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JSVIX

Easterly Income Opportunities Fund

Class R6 (JASSX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of December 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

All securitized credit sectors generated positive absolute and excess returns relative to Treasuries over the 12 months ending August 31, 2025. Persistent inflows into fixed income supported strong demand for structured products. Meanwhile, a global equity bull market and tightening corporate credit spreads sustained investor appetite for securitized credit, where spreads remained appealing compared with other fixed income sectors.

Volatility spiked after the Trump administration’s tariff announcements, which triggered the third-highest VIX reading of the century and temporarily widened structured credit spreads. Markets rebounded quickly and by August, spreads had retraced all their widening and reached near year-to-date tights.

Investment-grade corporate spreads reached a record low of 71bp over Treasuries, while high-yield spreads fell to mid-1990s levels. The Treasury curve steepened meaningfully as the Fed maintained its easing bias despite inflation remaining above target. This curve steepening benefited Corporate Structured Notes, which were the best performers, driven by higher 30s/2s CMS spreads.

CMBS performed well amid steady spread tightening and pull-to-par in seasoned mezzanine tranches. Strong demand in the Small Balance Commercial subsector, where we have sizeable exposure, also boosted returns. While office and legacy retail fundamentals remain pressured, the portfolio avoided most credit losses by focusing on senior tranches.

ABS performance was mixed: subprime auto ABS faced rising delinquencies and losses approaching GFC-era levels, though spreads held firm outside of a few weak issuers. In contrast, unsecured consumer and marketplace lending ABS improved, supported by low unemployment and resilient prime borrower credit quality.

Residential credit remained fundamentally sound despite modest home price declines. Non-QM, CRT, and Prime 2.0 spreads tightened to post-crisis lows, while new products such as closed-end second liens (CES/HELOCs) and private reverse mortgages attracted strong investor demand, with AAA tranches trading between 140–170bp.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Aug-2018	$10,020	$9,996
Aug-2019	$10,797	$11,013
Aug-2020	$12,016	$11,726
Aug-2021	$13,152	$11,716
Aug-2022	$12,668	$10,367
Aug-2023	$12,913	$10,243
Aug-2024	$14,043	$10,991
Aug-2025	$15,255	$11,335

Average Annual Total Returns

	9 months	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	6.24%	8.63%	4.89%	6.19%
Bloomberg U.S. Aggregate Bond Index	3.27%	3.14%	-0.68%	1.80%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit funds.easterlyam.com/income-opportunities-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”).  Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$413,851,468
Number of Portfolio Holdings	855
Advisory Fee (net of waivers)	$2,937,775
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	70.2%
Corporate Bonds	16.5%
Non U.S. Government & Agencies	0.0%
U.S. Government & Agencies	13.3%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.3%
Other Industries	2.6%
Agency Fixed Rate	0.8%
Auto Loan	1.0%
Student Loans	1.1%
Agency CMBS	1.8%
Residential Mortgage	2.0%
Other ABS	2.3%
Banking	2.7%
CDO	2.4%
Home Equity	3.4%
Specialty Finance	3.9%
Institutional Financial Services	7.0%
U.S. Treasury Bills	10.8%
CMO	22.0%
Non Agency CMBS	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 3.955%, 11/13/25	2.4%
United States Treasury Bill, , 3.940%, 12/16/25	2.4%
United States Treasury Bill, , 3.932%, 12/18/25	2.4%
United States Treasury Bill, , 3.944%, 12/30/25	2.4%
RBSSP Resecuritization Trust, 2009-12, 4.827%, 12/25/35	1.3%
United States Treasury Bill, , 3.945%, 12/23/25	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.1%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.1%
Soloso CDO Ltd., 2007-1A, 4.807%, 10/7/37	1.0%

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser have approved a change in fiscal and tax-year end of the Fund from November 30 to August 31.

Easterly Income Opportunities Fund - Class R6 (JASSX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-JASSX

Easterly Snow Long/Short Opportunity Fund

Class A (SNOAX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	2.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period, the Easterly Long Short Opportunity Fund had a total return of 9.25%, compared to a return of 4.89% for the Russell 3000 Value Index. Consistent with our investment strategy, the fund utilized short positions in index-based ETFs, equity options and ETF option contracts, to protect investment principal and “hedge” or limit the overall equity exposure. Our use of short positions in index-based ETFs, equity options and ETF options reduced our total return by 604bps, 40bps and 34bps, respectively. While we view this impact as material to performance, it is consistent with our investment objective.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Due to strong performance, the S&P 500 now trades at 22.1x forward earnings, above its 30-year average of 17.0x. Elevated market valuations continue to be driven by higher index concentration of the largest stocks. Over the period, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing historic levels.

The Federal funds rate is currently set between 4.25-4.50%, down 100 basis points from 12 months ago. The yield curve (spread between the 2-year and 10-year treasury note) steepened over the past 12 months as economic growth has proved resilient despite ongoing geopolitical risks and evolving domestic economic policy. Markets are now extrapolating that more accommodative monetary policy will be needed to offset weaker US employment, which may help sustain the economic expansion.

Currently, value stocks (Russell 3000 Value) trade at about 17.4x forward earnings. This compares favorably to the broad market, as well as growth indices (Russell 3000 Growth – 29.4x), highlighting the historically low relative valuation levels. Over the medium-term, improved earnings momentum relative to the broad market, provides an attractive catalyst for investors within the value-style of US equity markets.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Long/Short Opportunity Fund - with load	Russell 3000® Index	Russell 3000® Value Index
Aug-2015	$9,424	$10,000	$10,000
Aug-2016	$9,362	$11,144	$11,298
Aug-2017	$10,346	$12,934	$12,622
Aug-2018	$11,300	$15,553	$14,268
Aug-2019	$10,595	$15,757	$14,188
Aug-2020	$10,286	$19,135	$14,243
Aug-2021	$14,793	$25,458	$19,623
Aug-2022	$14,422	$22,076	$18,350
Aug-2023	$15,719	$25,334	$19,857
Aug-2024	$17,292	$31,958	$24,031
Aug-2025	$19,415	$37,020	$26,224

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	9.25%	12.27%	13.55%	7.50%
With Load	2.98%	5.82%	12.21%	6.86%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 3000® Value Index	4.89%	9.12%	12.98%	10.12%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  Load Information: 5.75% is the maximum sales charge on purchase of A Shares.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on November 5, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$97,887,355
Number of Portfolio Holdings	121
Advisory Fee	$365,596
Portfolio Turnover	24%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.4%
Communications	1.6%
Utilities	1.8%
Equity	1.8%
Consumer Staples	4.0%
Industrials	10.5%
Consumer Discretionary	10.6%
Technology	12.9%
Health Care	14.2%
Energy	19.2%
Materials	19.5%
Financials	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.6%
JPMorgan Chase & Company	4.0%
B2Gold Corporation	3.5%
Suncor Energy, Inc.	3.5%
Agnico Eagle Mines Ltd.	3.2%
Alamos Gold, Inc.	3.2%
Range Resources Corporation	3.1%
Sanofi - ADR	3.0%
Citigroup, Inc.	3.0%
NCR Atleos Corporation	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Energy	-0.9%
Consumer Staples	-0.9%
Materials	-0.9%
Call Options Written	-1.7%
Commodity	-1.8%
Financials	-3.1%
Equity	-32.2%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser  have approved a change in fiscal and tax-year end of the Fund from February 28 to August 31.

Easterly Snow Long/Short Opportunity Fund - Class A (SNOAX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-SNOAX

Easterly Snow Long/Short Opportunity Fund

Class C (SNOCX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	2.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period, the Easterly Long Short Opportunity Fund had a total return of 8.84%, compared to a return of 4.89% for the Russell 3000 Value Index. Consistent with our investment strategy, the fund utilized short positions in index-based ETFs, equity options and ETF option contracts, to protect investment principal and “hedge” or limit the overall equity exposure. Our use of short positions in index-based ETFs, equity options and ETF options reduced our total return by 604bps, 40bps and 34bps, respectively. While we view this impact as material to performance, it is consistent with our investment objective.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Due to strong performance, the S&P 500 now trades at 22.1x forward earnings, above its 30-year average of 17.0x. Elevated market valuations continue to be driven by higher index concentration of the largest stocks. Over the period, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing historic levels.

The Federal funds rate is currently set between 4.25-4.50%, down 100 basis points from 12 months ago. The yield curve (spread between the 2-year and 10-year treasury note) steepened over the past 12 months as economic growth has proved resilient despite ongoing geopolitical risks and evolving domestic economic policy. Markets are now extrapolating that more accommodative monetary policy will be needed to offset weaker US employment, which may help sustain the economic expansion.

Currently, value stocks (Russell 3000 Value) trade at about 17.4x forward earnings. This compares favorably to the broad market, as well as growth indices (Russell 3000 Growth – 29.4x), highlighting the historically low relative valuation levels. Over the medium-term, improved earnings momentum relative to the broad market, provides an attractive catalyst for investors within the value-style of US equity markets.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Long/Short Opportunity Fund	Russell 3000® Index	Russell 3000® Value Index
Aug-2015	$10,000	$10,000	$10,000
Aug-2016	$9,855	$11,144	$11,298
Aug-2017	$10,809	$12,934	$12,622
Aug-2018	$11,724	$15,553	$14,268
Aug-2019	$10,908	$15,757	$14,188
Aug-2020	$10,511	$19,135	$14,243
Aug-2021	$15,008	$25,458	$19,623
Aug-2022	$14,525	$22,076	$18,350
Aug-2023	$15,716	$25,334	$19,857
Aug-2024	$17,154	$31,958	$24,031
Aug-2025	$19,119	$37,020	$26,224

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	8.84%	11.45%	12.71%	6.70%
With Load	7.84%	10.45%	12.71%	6.70%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 3000® Value Index	4.89%	9.12%	12.98%	10.12%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements. Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase. Class C shares convert to Class A shares after 8 years from the last day of the month in which the shares were purchased. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180. The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on November 5, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$97,887,355
Number of Portfolio Holdings	121
Advisory Fee	$365,596
Portfolio Turnover	24%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.4%
Communications	1.6%
Utilities	1.8%
Equity	1.8%
Consumer Staples	4.0%
Industrials	10.5%
Consumer Discretionary	10.6%
Technology	12.9%
Health Care	14.2%
Energy	19.2%
Materials	19.5%
Financials	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.6%
JPMorgan Chase & Company	4.0%
B2Gold Corporation	3.5%
Suncor Energy, Inc.	3.5%
Agnico Eagle Mines Ltd.	3.2%
Alamos Gold, Inc.	3.2%
Range Resources Corporation	3.1%
Sanofi - ADR	3.0%
Citigroup, Inc.	3.0%
NCR Atleos Corporation	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Energy	-0.9%
Consumer Staples	-0.9%
Materials	-0.9%
Call Options Written	-1.7%
Commodity	-1.8%
Financials	-3.1%
Equity	-32.2%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser  have approved a change in fiscal and tax-year end of the Fund from February 28 to August 31.

Easterly Snow Long/Short Opportunity Fund - Class C (SNOCX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-SNOCX

Easterly Snow Long/Short Opportunity Fund

Class I (SNOIX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period, the Easterly Long Short Opportunity Fund had a total return of 9.39%, compared to a return of 4.89% for the Russell 3000 Value Index. Consistent with our investment strategy, the fund utilized short positions in index-based ETFs, equity options and ETF option contracts, to protect investment principal and “hedge” or limit the overall equity exposure. Our use of short positions in index-based ETFs, equity options and ETF options reduced our total return by 604bps, 40bps and 34bps, respectively. While we view this impact as material to performance, it is consistent with our investment objective.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Due to strong performance, the S&P 500 now trades at 22.1x forward earnings, above its 30-year average of 17.0x. Elevated market valuations continue to be driven by higher index concentration of the largest stocks. Over the period, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing historic levels.

The Federal funds rate is currently set between 4.25-4.50%, down 100 basis points from 12 months ago. The yield curve (spread between the 2-year and 10-year treasury note) steepened over the past 12 months as economic growth has proved resilient despite ongoing geopolitical risks and evolving domestic economic policy. Markets are now extrapolating that more accommodative monetary policy will be needed to offset weaker US employment, which may help sustain the economic expansion.

Currently, value stocks (Russell 3000 Value) trade at about 17.4x forward earnings. This compares favorably to the broad market, as well as growth indices (Russell 3000 Growth – 29.4x), highlighting the historically low relative valuation levels. Over the medium-term, improved earnings momentum relative to the broad market, provides an attractive catalyst for investors within the value-style of US equity markets.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $100,000 Investment

	Easterly Snow Long/Short Opportunity Fund	Russell 3000® Index	Russell 3000® Value Index
Aug-2015	$100,000	$100,000	$100,000
Aug-2016	$99,548	$111,439	$112,975
Aug-2017	$110,276	$129,339	$126,223
Aug-2018	$120,774	$155,528	$142,677
Aug-2019	$113,556	$157,565	$141,883
Aug-2020	$110,505	$191,350	$142,429
Aug-2021	$159,300	$254,577	$196,232
Aug-2022	$155,677	$220,764	$183,499
Aug-2023	$170,120	$253,343	$198,568
Aug-2024	$187,585	$319,578	$240,313
Aug-2025	$211,152	$370,199	$262,242

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund	9.39%	12.56%	13.83%	7.76%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 3000® Value Index	4.89%	9.12%	12.98%	10.12%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on November 5, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$97,887,355
Number of Portfolio Holdings	121
Advisory Fee	$365,596
Portfolio Turnover	24%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.4%
Communications	1.6%
Utilities	1.8%
Equity	1.8%
Consumer Staples	4.0%
Industrials	10.5%
Consumer Discretionary	10.6%
Technology	12.9%
Health Care	14.2%
Energy	19.2%
Materials	19.5%
Financials	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.6%
JPMorgan Chase & Company	4.0%
B2Gold Corporation	3.5%
Suncor Energy, Inc.	3.5%
Agnico Eagle Mines Ltd.	3.2%
Alamos Gold, Inc.	3.2%
Range Resources Corporation	3.1%
Sanofi - ADR	3.0%
Citigroup, Inc.	3.0%
NCR Atleos Corporation	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Energy	-0.9%
Consumer Staples	-0.9%
Materials	-0.9%
Call Options Written	-1.7%
Commodity	-1.8%
Financials	-3.1%
Equity	-32.2%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser  have approved a change in fiscal and tax-year end of the Fund from February 28 to August 31.

Easterly Snow Long/Short Opportunity Fund - Class I (SNOIX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-SNOIX

Easterly Snow Long/Short Opportunity Fund

Class R6 (SNORX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period, the Easterly Long Short Opportunity Fund had a total return of 9.42%, compared to a return of 4.89% for the Russell 3000 Value Index. Consistent with our investment strategy, the fund utilized short positions in index-based ETFs, equity options and ETF option contracts, to protect investment principal and “hedge” or limit the overall equity exposure. Our use of short positions in index-based ETFs, equity options and ETF options reduced our total return by 604bps, 40bps and 34bps, respectively. While we view this impact as material to performance, it is consistent with our investment objective.

Major indexes posted positive results for the period as better than expected economic data and decelerating inflation provided a supportive backdrop for equity performance. Due to strong performance, the S&P 500 now trades at 22.1x forward earnings, above its 30-year average of 17.0x. Elevated market valuations continue to be driven by higher index concentration of the largest stocks. Over the period, growth stocks significantly outpaced value stocks on relative terms. The valuation disparity between value and growth stocks widened, nearing historic levels.

The Federal funds rate is currently set between 4.25-4.50%, down 100 basis points from 12 months ago. The yield curve (spread between the 2-year and 10-year treasury note) steepened over the past 12 months as economic growth has proved resilient despite ongoing geopolitical risks and evolving domestic economic policy. Markets are now extrapolating that more accommodative monetary policy will be needed to offset weaker US employment, which may help sustain the economic expansion.

Currently, value stocks (Russell 3000 Value) trade at about 17.4x forward earnings. This compares favorably to the broad market, as well as growth indices (Russell 3000 Growth – 29.4x), highlighting the historically low relative valuation levels. Over the medium-term, improved earnings momentum relative to the broad market, provides an attractive catalyst for investors within the value-style of US equity markets.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Long/Short Opportunity Fund	Russell 3000® Index	Russell 3000® Value Index
Nov-2021	$10,000	$10,000	$10,000
Aug-2022	$9,467	$8,353	$9,117
Aug-2023	$10,346	$9,585	$9,866
Aug-2024	$11,408	$12,091	$11,940
Aug-2025	$12,844	$14,007	$13,030

Average Annual Total Returns

	6 Months	1 Year	Since Inception (November 4, 2021)
Easterly Snow Long/Short Opportunity Fund	9.42%	12.59%	6.77%
Russell 3000® Index	9.29%	15.84%	9.22%
Russell 3000® Value Index	4.89%	9.12%	7.17%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-long-short-opportunity-fund/ or call 888-814-8180.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$97,887,355
Number of Portfolio Holdings	121
Advisory Fee	$365,596
Portfolio Turnover	24%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.4%
Communications	1.6%
Utilities	1.8%
Equity	1.8%
Consumer Staples	4.0%
Industrials	10.5%
Consumer Discretionary	10.6%
Technology	12.9%
Health Care	14.2%
Energy	19.2%
Materials	19.5%
Financials	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.6%
JPMorgan Chase & Company	4.0%
B2Gold Corporation	3.5%
Suncor Energy, Inc.	3.5%
Agnico Eagle Mines Ltd.	3.2%
Alamos Gold, Inc.	3.2%
Range Resources Corporation	3.1%
Sanofi - ADR	3.0%
Citigroup, Inc.	3.0%
NCR Atleos Corporation	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Energy	-0.9%
Consumer Staples	-0.9%
Materials	-0.9%
Call Options Written	-1.7%
Commodity	-1.8%
Financials	-3.1%
Equity	-32.2%

May represent asset weighting given the Fund's investment approach/investments in other investment companies.

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser  have approved a change in fiscal and tax-year end of the Fund from February 28 to August 31.

Easterly Snow Long/Short Opportunity Fund - Class R6 (SNORX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-SNORX

Easterly Snow Small Cap Value Fund

Class A (SNWAX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period, the Easterly Small Cap Value Fund returned 14.40%, compared to a return of 8.91% for the Russell 2000 Value Index. This was a period full of market moving items including a US Presidential election, shifting monetary policy, an announced tariff framework, updated tax policy, and continued global geopolitical uncertainty.  President Trump's "Liberation Day" announcement of reciprocal tariffs sent equity markets lower in April 2025, offering patient and tactical investors attractive entry points and enabling the Fund to enact portfolio changes with high conviction leading to positive results. With inflation easing and labor markets weakening, expectations for interest rate cuts in the second half of 2025 gained momentum. For small caps, which are more sensitive to financing conditions, this shift was beneficial. The yield curve steepened throughout the period, which has positive ramifications for small-cap value stocks. This remains a tailwind for both the Fund and the asset class as the Fed continues its rate-cutting cycle. With S&P 500 trading at 23x forward earnings and the largest 10 stocks trading at 30x earnings, there is a significant valuation dispersion between market capitalization ranges. Small caps with positive earnings represented by the S&P 600 trade at nearly a 35% discount on a P/E basis, compared to their large cap peers, a discount last seen in the late 1990s. The top 10% of US stocks now reflect 78% of total market cap for the US stock market, a record high.  The top-heavy concentration is partly a function of the ongoing AI frenzy, where the perceived beneficiaries of AI are rewarded through elevated valuation multiples. With the market's top-heavy concentration and elevated valuation levels, we feel the equities that should see the highest returns are those with improving fundamentals and low valuations, as investors become more discerning over the earnings multiples they are paying. Our portfolio is populated with attractively valued stocks, each with fundamental catalysts that should expand earnings multiples over time.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Small Cap Value Fund - with load	Russell 3000® Index	Russell 2000® Value Index
Aug-2015	$9,425	$10,000	$10,000
Aug-2016	$9,648	$11,144	$11,380
Aug-2017	$9,743	$12,934	$12,912
Aug-2018	$12,195	$15,553	$15,501
Aug-2019	$9,296	$15,757	$13,193
Aug-2020	$9,405	$19,135	$12,382
Aug-2021	$16,218	$25,458	$19,749
Aug-2022	$14,541	$22,076	$17,738
Aug-2023	$17,031	$25,334	$18,123
Aug-2024	$20,876	$31,958	$21,611
Aug-2025	$23,047	$37,020	$22,871

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	14.40%	10.40%	19.63%	9.35%
With Load	7.82%	4.05%	18.22%	8.71%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 2000® Value Index	8.91%	5.83%	13.06%	8.62%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  Load Information: 5.75% is the maximum sales charge on purchase of A Shares.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on November 5, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.   Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$31,487,490
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
33.3%
Consumer Discretionary
13.5%
Materials
12.7%
Technology
9.8%
Industrials
8.4%
Energy
7.3%
Health Care
6.7%
Real Estate
2.8%
Communications
2.1%
Consumer Staples
0.4%
Other Assets in Excess of Liabilities
3.0%

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Communications	2.1%
Real Estate	2.8%
Health Care	6.7%
Energy	7.3%
Industrials	8.4%
Technology	9.8%
Materials	12.7%
Consumer Discretionary	13.5%
Financials	33.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Delek US Holdings, Inc.	4.9%
Lincoln National Corporation	4.4%
Jackson Financial, Inc., Class A	4.2%
Cleveland-Cliffs, Inc.	4.1%
Astec Industries, Inc.	3.9%
Old National Bancorp	3.9%
Columbia Banking System, Inc.	3.8%
Photronics, Inc.	3.7%
CNO Financial Group, Inc.	3.7%
Commercial Metals Company	3.7%

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser  have approved a change in fiscal and tax-year end of the Fund from February 28 to August 31.

Easterly Snow Small Cap Value Fund - Class A (SNWAX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-SNWAX

Easterly Snow Small Cap Value Fund

Class C (SNWCX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period, the Easterly Small Cap Value Fund returned 13.97%, compared to a return of 8.91% for the Russell 2000 Value Index. This was a period full of market moving items including a US Presidential election, shifting monetary policy, an announced tariff framework, updated tax policy, and continued global geopolitical uncertainty.  President Trump's "Liberation Day" announcement of reciprocal tariffs sent equity markets lower in April 2025, offering patient and tactical investors attractive entry points and enabling the Fund to enact portfolio changes with high conviction leading to positive results. With inflation easing and labor markets weakening, expectations for interest rate cuts in the second half of 2025 gained momentum. For small caps, which are more sensitive to financing conditions, this shift was beneficial. The yield curve steepened throughout the period, which has positive ramifications for small-cap value stocks. This remains a tailwind for both the Fund and the asset class as the Fed continues its rate-cutting cycle. With S&P 500 trading at 23x forward earnings and the largest 10 stocks trading at 30x earnings, there is a significant valuation dispersion between market capitalization ranges. Small caps with positive earnings represented by the S&P 600 trade at nearly a 35% discount on a P/E basis, compared to their large cap peers, a discount last seen in the late 1990s. The top 10% of US stocks now reflect 78% of total market cap for the US stock market, a record high.  The top-heavy concentration is partly a function of the ongoing AI frenzy, where the perceived beneficiaries of AI are rewarded through elevated valuation multiples. With the market's top-heavy concentration and elevated valuation levels, we feel the equities that should see the highest returns are those with improving fundamentals and low valuations, as investors become more discerning over the earnings multiples they are paying. Our portfolio is populated with attractively valued stocks, each with fundamental catalysts that should expand earnings multiples over time.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Small Cap Value Fund	Russell 2000® Value Index	Russell 3000® Index
Aug-2015	$10,000	$10,000	$10,000
Aug-2016	$10,159	$11,380	$11,144
Aug-2017	$10,182	$12,912	$12,934
Aug-2018	$12,651	$15,501	$15,553
Aug-2019	$9,570	$13,193	$15,757
Aug-2020	$9,612	$12,382	$19,135
Aug-2021	$16,449	$19,749	$25,458
Aug-2022	$14,640	$17,738	$22,076
Aug-2023	$17,019	$18,123	$25,334
Aug-2024	$20,703	$21,611	$31,958
Aug-2025	$22,686	$22,871	$37,020

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	13.97%	9.58%	18.74%	8.54%
With Load	12.97%	8.58%	18.74%	8.54%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%
Russell 2000® Value Index	8.91%	5.83%	13.06%	8.62%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements. Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within one year after purchase. Class C shares convert to Class A shares after 8 years from the last day of the month in which the shares were purchased. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180. The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on November 5, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$31,487,490
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Communications	2.1%
Real Estate	2.8%
Health Care	6.7%
Energy	7.3%
Industrials	8.4%
Technology	9.8%
Materials	12.7%
Consumer Discretionary	13.5%
Financials	33.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Delek US Holdings, Inc.	4.9%
Lincoln National Corporation	4.4%
Jackson Financial, Inc., Class A	4.2%
Cleveland-Cliffs, Inc.	4.1%
Astec Industries, Inc.	3.9%
Old National Bancorp	3.9%
Columbia Banking System, Inc.	3.8%
Photronics, Inc.	3.7%
CNO Financial Group, Inc.	3.7%
Commercial Metals Company	3.7%

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser  have approved a change in fiscal and tax-year end of the Fund from February 28 to August 31.

Easterly Snow Small Cap Value Fund - Class C (SNWCX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-SNWCX

Easterly Snow Small Cap Value Fund

Class I (SNWIX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period, the Easterly Small Cap Value Fund returned 14.53%, compared to a return of 8.91% for the Russell 2000 Value Index. This was a period full of market moving items including a US Presidential election, shifting monetary policy, an announced tariff framework, updated tax policy, and continued global geopolitical uncertainty.  President Trump's "Liberation Day" announcement of reciprocal tariffs sent equity markets lower in April 2025, offering patient and tactical investors attractive entry points and enabling the Fund to enact portfolio changes with high conviction leading to positive results. With inflation easing and labor markets weakening, expectations for interest rate cuts in the second half of 2025 gained momentum. For small caps, which are more sensitive to financing conditions, this shift was beneficial. The yield curve steepened throughout the period, which has positive ramifications for small-cap value stocks. This remains a tailwind for both the Fund and the asset class as the Fed continues its rate-cutting cycle. With S&P 500 trading at 23x forward earnings and the largest 10 stocks trading at 30x earnings, there is a significant valuation dispersion between market capitalization ranges. Small caps with positive earnings represented by the S&P 600 trade at nearly a 35% discount on a P/E basis, compared to their large cap peers, a discount last seen in the late 1990s. The top 10% of US stocks now reflect 78% of total market cap for the US stock market, a record high.  The top-heavy concentration is partly a function of the ongoing AI frenzy, where the perceived beneficiaries of AI are rewarded through elevated valuation multiples. With the market's top-heavy concentration and elevated valuation levels, we feel the equities that should see the highest returns are those with improving fundamentals and low valuations, as investors become more discerning over the earnings multiples they are paying. Our portfolio is populated with attractively valued stocks, each with fundamental catalysts that should expand earnings multiples over time.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $100,000 Investment

	Easterly Snow Small Cap Value Fund	Russell 2000® Value Index	Russell 3000® Index
Aug-2015	$100,000	$100,000	$100,000
Aug-2016	$102,614	$113,799	$111,439
Aug-2017	$103,901	$129,122	$129,339
Aug-2018	$130,395	$155,008	$155,528
Aug-2019	$99,611	$131,925	$157,565
Aug-2020	$101,077	$123,822	$191,350
Aug-2021	$174,694	$197,486	$254,577
Aug-2022	$157,048	$177,377	$220,764
Aug-2023	$184,375	$181,234	$253,343
Aug-2024	$226,602	$216,114	$319,578
Aug-2025	$250,943	$228,706	$370,199

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund	14.53%	10.74%	19.95%	9.64%
Russell 2000® Value Index	8.91%	5.83%	13.06%	8.62%
Russell 3000® Index	9.29%	15.84%	14.11%	13.98%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180.  The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 5, 2021 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on November 5, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$31,487,490
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Communications	2.1%
Real Estate	2.8%
Health Care	6.7%
Energy	7.3%
Industrials	8.4%
Technology	9.8%
Materials	12.7%
Consumer Discretionary	13.5%
Financials	33.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Delek US Holdings, Inc.	4.9%
Lincoln National Corporation	4.4%
Jackson Financial, Inc., Class A	4.2%
Cleveland-Cliffs, Inc.	4.1%
Astec Industries, Inc.	3.9%
Old National Bancorp	3.9%
Columbia Banking System, Inc.	3.8%
Photronics, Inc.	3.7%
CNO Financial Group, Inc.	3.7%
Commercial Metals Company	3.7%

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser  have approved a change in fiscal and tax-year end of the Fund from February 28 to August 31.

Easterly Snow Small Cap Value Fund - Class I (SNWIX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-SNWIX

Easterly Snow Small Cap Value Fund

Class R6 (SNWRX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period, the Easterly Small Cap Value Fund returned 14.55%, compared to a return of 8.91% for the Russell 2000 Value Index. This was a period full of market moving items including a US Presidential election, shifting monetary policy, an announced tariff framework, updated tax policy, and continued global geopolitical uncertainty.  President Trump's "Liberation Day" announcement of reciprocal tariffs sent equity markets lower in April 2025, offering patient and tactical investors attractive entry points and enabling the Fund to enact portfolio changes with high conviction leading to positive results. With inflation easing and labor markets weakening, expectations for interest rate cuts in the second half of 2025 gained momentum. For small caps, which are more sensitive to financing conditions, this shift was beneficial. The yield curve steepened throughout the period, which has positive ramifications for small-cap value stocks. This remains a tailwind for both the Fund and the asset class as the Fed continues its rate-cutting cycle. With S&P 500 trading at 23x forward earnings and the largest 10 stocks trading at 30x earnings, there is a significant valuation dispersion between market capitalization ranges. Small caps with positive earnings represented by the S&P 600 trade at nearly a 35% discount on a P/E basis, compared to their large cap peers, a discount last seen in the late 1990s. The top 10% of US stocks now reflect 78% of total market cap for the US stock market, a record high.  The top-heavy concentration is partly a function of the ongoing AI frenzy, where the perceived beneficiaries of AI are rewarded through elevated valuation multiples. With the market's top-heavy concentration and elevated valuation levels, we feel the equities that should see the highest returns are those with improving fundamentals and low valuations, as investors become more discerning over the earnings multiples they are paying. Our portfolio is populated with attractively valued stocks, each with fundamental catalysts that should expand earnings multiples over time.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Snow Small Cap Value Fund	Russell 2000® Value Index	Russell 3000® Index
Nov-2021	$10,000	$10,000	$10,000
Aug-2022	$8,778	$8,479	$8,353
Aug-2023	$10,305	$8,663	$9,585
Aug-2024	$12,665	$10,331	$12,091
Aug-2025	$14,028	$10,933	$14,007

Average Annual Total Returns

	6 Months	1 Year	Since Inception (November 4, 2021)
Easterly Snow Small Cap Value Fund	14.55%	10.76%	9.26%
Russell 2000® Value Index	8.91%	5.83%	2.36%
Russell 3000® Index	9.29%	15.84%	9.22%

The Fund added the Russell 3000 Index as a broad-based index to comply with new requirements.  The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  For the most recent month-end performance, visit https://funds.easterlyam.com/snow-small-cap-value-fund/ or call 888-814-8180.  Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$31,487,490
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$0
Portfolio Turnover	20%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.0%
Consumer Staples	0.4%
Communications	2.1%
Real Estate	2.8%
Health Care	6.7%
Energy	7.3%
Industrials	8.4%
Technology	9.8%
Materials	12.7%
Consumer Discretionary	13.5%
Financials	33.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Delek US Holdings, Inc.	4.9%
Lincoln National Corporation	4.4%
Jackson Financial, Inc., Class A	4.2%
Cleveland-Cliffs, Inc.	4.1%
Astec Industries, Inc.	3.9%
Old National Bancorp	3.9%
Columbia Banking System, Inc.	3.8%
Photronics, Inc.	3.7%
CNO Financial Group, Inc.	3.7%
Commercial Metals Company	3.7%

How Has The Fund Changed?

The Board of Trustees of the Trust, upon a recommendation from Easterly Investment Partners LLC, the Funds’ investment adviser  have approved a change in fiscal and tax-year end of the Fund from February 28 to August 31.

Easterly Snow Small Cap Value Fund - Class R6 (SNWRX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-SNWRX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii	The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

August 31, 2025	$106,250
August 31, 2024	$55,500
February 28, 2025	$29,750
November 30, 2024	$21,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

August 31, 2025	$13,750
August 31, 2024	$6,000
February 28, 2025	$5,000
November 30, 2024	$2,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0, $0, $0 and $0 for the fiscal years ended August 31, 2025, August 31, 2024, February 28, 2025 and November 30, 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2025, August 31, 2024, February 28, 2025 and November 30, 2025 respectively are disclosed in (b)-(d) above. There were no audit or non- audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

AUGUST 31, 2025

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO

HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 88.7%
	Australia - 2.7%
1,264,492	Lifestyle Communities Ltd.	$4,686,416
204,017	NEXTDC Ltd.(a)	2,191,957
		6,878,373
	Canada - 8.1%
247,464	Chartwell Retirement Residences	3,337,120
892,462	InterRent Real Estate Investment Trust	8,694,900
100,648	Killam Apartment Real Estate Investment Trust	1,316,958
533,691	Primaris REIT	5,836,851
71,907	RioCan Real Estate Investment Trust	967,591
		20,153,420
	Germany - 3.3%
552,174	Instone Real Estate Group S.E.(b),(c)	5,977,866
124,781	TAG Immobilien A.G.	2,235,245
		8,213,111
	Spain - 5.9%
413,885	Cellnex Telecom S.A.(b)	14,730,938

	Sweden - 1.2%
60,641	Catena A.B.	2,786,530
15,925	Cibus Nordic Real Estate A.B.	286,789
		3,073,319
	United Kingdom - 22.3%
1,952,037	Empiric Student Property PLC	2,385,104
3,687,666	Grainger PLC	9,695,952
17,178,938	Primary Health Properties PLC	21,374,511
4,742,595	Tritax Big Box REIT PLC	8,906,569
1,439,041	UNITE Group PLC (The)	13,582,089
		55,944,225
	United States - 45.2%
358,213	Acadia Realty Trust	7,167,842
106,386	Agree Realty Corporation	7,738,518
202,688	American Homes 4 Rent, Class A	7,260,284
60,266	American Tower Corporation	12,285,225
570,736	Americold Realty Trust, Inc.	8,241,428

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 88.7% (Continued)
	United States - 45.2% (Continued)
257,085	Brixmor Property Group, Inc.	$7,195,809
69,123	Digital Realty Trust, Inc.	11,587,780
15,543	Equinix, Inc.	12,219,751
119,923	Equity LifeStyle Properties, Inc.	7,230,158
490,361	Independence Realty Trust, Inc.	8,880,438
81,617	Lamar Advertising Company, Class A	10,385,763
30,412	National Health Investors, Inc.	2,380,956
19,000	Prologis, Inc.	2,161,820
288,582	Starwood Property Trust, Inc.	5,849,557
15,355	Welltower, Inc.	2,583,939
		113,169,268
	TOTAL COMMON STOCKS (Cost $252,613,620)	222,162,654

	TOTAL INVESTMENTS - 88.7% (Cost $252,613,620)	$222,162,654
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.3%	28,407,081
	NET ASSETS - 100.0%	$250,569,735

Portfolio Composition By Industry - Unaudited
Engineering & Construction	5.9%	REIT	67.0%
Health Care Facilities & Services	1.3%	Specialty Finance	2.3%
Home Construction	1.9%	Telecommunications	1.0%
Real Estate Owners & Developers	9.3%	Other Assets In Excess of Liabilities	11.3%
		Net Assets	100.0%

A.B.	- Aktiebolag
A.G.	- Aktiengesellschaft
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.E.	- Societas Europeae

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is 20,708,804 or 8.3% of net assets.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. As of August 31, 2025, the value of securities amounted to $5,977,866 or 2.4% of net assets.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.0%
	EQUITY - 89.0%
457,500	SPDR S&P 500 ETF Trust ETF(a)	$295,110,375
	TOTAL EXCHANGE-TRADED FUNDS (Cost $240,752,589)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED — 1.6%
	PUT OPTIONS PURCHASED - 1.6%
1,000	S&P 500 INDEX	PER	09/30/2025	$6,355	$646,026,000	$5,390,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,997,932)

	TOTAL INVESTMENTS - 90.6% (Cost $245,750,521)					$300,500,375
	CALL OPTIONS WRITTEN - (0.5)% (Premiums received - $1,724,380)					(1,498,000)
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $1,431,812)					(1,505,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.4%					34,205,552
	NET ASSETS - 100.0%					$331,702,927

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS — (0.5)%
	PUT OPTIONS WRITTEN - (0.5)%
1,000	S&P 500 INDEX	PER	09/30/2025	$5,970	$646,026,000	$1,505,000
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $1,431,812)

	WRITTEN EQUITY OPTIONS — (0.5)%
	CALL OPTIONS WRITTEN - (0.5)%
3,400	SPDR S&P 500 ETF Trust	PER	10/17/2025	665	219,317,000	1,217,200
1,200	SPDR S&P 500 ETF Trust	PER	10/17/2025	670	77,406,000	280,800
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,724,380)					1,498,000

	TOTAL OPTIONS WRITTEN (Premiums received - $3,156,192)					$3,003,000

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt
PER	- Pershing

(a)	A portion of this security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

TOTAL RETURN SWAP

Description	Payment Frequency	Long/Short	Currency	Index	Spread	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	82,500	9/8/2025	$42,789,900	$-	$8,633,924
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.00%	Goldman Sachs	10,000	11/18/2025	5,846,200	-	381,807
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.95%	Goldman Sachs	30,000	12/4/2025	17,087,142	-	1,663,386
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.35%	Goldman Sachs	15,000	12/29/2025	9,038,700	-	329,040
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	6/22/2026	5,942,800	-	450,799
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.70%	Goldman Sachs	25,000	7/2/2026	15,433,000	-	563,371
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.65%	Goldman Sachs	20,000	8/31/2026	12,720,000	-	124,555
											$12,146,882

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.0%
	APPAREL & TEXTILE PRODUCTS - 0.5%
5,741	Carter’s, Inc.	$163,963

	AUTOMOTIVE - 3.7%
3,873	Modine Manufacturing Company(a)	527,231
5,248	Visteon Corporation	650,543
		1,177,774
	BANKING - 21.1%
44,457	Columbia Banking System, Inc.	1,190,114
15,974	Comerica, Inc.	1,127,445
32,292	First Commonwealth Financial Corporation	573,183
26,460	Flagstar Financial, Inc.	339,217
59,358	FNB Corporation	990,685
3,813	OFG Bancorp	170,632
53,153	Old National Bancorp	1,216,672
17,426	Zions Bancorp NA	1,010,882
		6,618,830
	BIOTECH & PHARMA - 2.0%
16,112	Collegium Pharmaceutical, Inc.(a)	625,146

	CHEMICALS - 2.9%
23,237	FMC Corporation	908,567

	COMMERCIAL SUPPORT SERVICES - 0.8%
18,525	Cross Country Healthcare, Inc.(a)	247,864

	ELECTRICAL EQUIPMENT - 0.5%
2,593	Atkore, Inc.	150,887

	FOOD - 0.4%
3,139	Pilgrim’s Pride Corporation	139,528

	HEALTH CARE FACILITIES & SERVICES - 2.5%
3,433	Molina Healthcare, Inc.(a)	620,788

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5% (Continued)
6,365	Progyny, Inc.(a)	$150,660
		771,448
	HOME & OFFICE PRODUCTS - 2.5%
8,365	Whirlpool Corporation	779,200

	INDUSTRIAL SUPPORT SERVICES - 2.3%
3,299	WESCO International, Inc.	725,252

	INSURANCE - 12.2%
29,550	CNO Financial Group, Inc.	1,166,339
13,131	Jackson Financial, Inc., Class A	1,297,343
32,269	Lincoln National Corporation	1,385,307
		3,848,989
	INTERNET MEDIA & SERVICES - 2.1%
40,384	Lyft, Inc., Class A(a)	655,028

	LEISURE FACILITIES & SERVICES - 1.6%
67,751	Bloomin’ Brands, Inc.	497,970

	MACHINERY - 4.8%
26,819	Astec Industries, Inc.	1,241,451
5,657	Terex Corporation	282,511
		1,523,962
	MEDICAL EQUIPMENT & DEVICES - 2.2%
17,543	Avanos Medical, Inc.(a)	209,463
4,168	Haemonetics Corporation(a)	227,323
17,793	Inmode Ltd.(a)	265,828
		702,614
	METALS & MINING - 6.1%
119,788	Cleveland-Cliffs, Inc.(a)	1,287,721
54,302	Hudbay Minerals, Inc.	651,624
		1,939,345
	OIL & GAS PRODUCERS - 7.3%
5,314	CNX Resources Corporation(a)	155,169

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	OIL & GAS PRODUCERS - 7.3% (Continued)
56,089	Delek US Holdings, Inc.	$1,554,226
22,392	Northern Oil & Gas, Inc.	585,775
		2,295,170
	REITS - 2.8%
28,310	Highwoods Properties, Inc.	892,614

	RETAIL - DISCRETIONARY - 5.2%
7,022	Abercrombie & Fitch Company, Class A(a)	656,768
66,220	American Eagle Outfitters, Inc.	856,886
1,962	Urban Outfitters, Inc.(a)	131,611
		1,645,265
	SEMICONDUCTORS - 7.9%
6,221	Amkor Technology, Inc.	150,486
3,109	Diodes, Inc.(a)	169,238
51,576	Photronics, Inc.(a)	1,169,228
12,554	Silicon Motion Technology Corporation - ADR	1,000,303
		2,489,255
	SOFTWARE - 1.9%
18,166	Open Text Corporation	600,750

	STEEL - 3.7%
19,993	Commercial Metals Company	1,152,996

	TOTAL COMMON STOCKS (Cost $23,811,430)	30,552,417

	TOTAL INVESTMENTS - 97.0% (Cost $23,811,430)	$30,552,417
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%	935,073
	NET ASSETS - 100.0%	$31,487,490

ADR	- American Depositary Receipt
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 112.0%
	AEROSPACE & DEFENSE - 1.3%
2,810	Lockheed Martin Corporation, Class B	$1,280,320

	APPAREL & TEXTILE PRODUCTS - 2.9%
17,200	Carter’s, Inc.	491,232
27,217	PVH Corporation	2,294,937
		2,786,169
	AUTOMOTIVE - 2.5%
38,000	Gentex Corporation	1,064,380
11,400	Visteon Corporation	1,413,144
		2,477,524
	BANKING - 11.3%
29,670	Bank of America Corporation	1,505,456
30,740	Citigroup, Inc.	2,968,562
80,470	Columbia Banking System, Inc.	2,154,182
12,900	JPMorgan Chase & Company	3,888,318
25,000	Old National Bancorp	572,250
		11,088,768
	BEVERAGES - 0.9%
5,400	Constellation Brands, Inc., Class A	874,476

	BIOTECH & PHARMA - 12.4%
6,937	Amgen, Inc.	1,995,844
12,500	Johnson & Johnson	2,214,625
98,400	Pacira BioSciences, Inc.(a)	2,624,328
69,600	Pfizer, Inc.	1,723,296
1,120	Regeneron Pharmaceuticals, Inc.	650,384
60,296	Sanofi - ADR - ADR	2,983,446
		12,191,923
	CHEMICALS - 1.4%
153,130	Ecovyst, Inc.(a)	1,391,952

	ELECTRICAL EQUIPMENT - 2.2%
8,000	Atkore, Inc.	465,520

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 112.0% (Continued)
	ELECTRICAL EQUIPMENT - 2.2% (Continued)
51,320	Sensata Technologies Holding PLC	$1,669,953
		2,135,473
	GAS & WATER UTILITIES - 1.8%
51,250	UGI Corporation	1,775,300

	HEALTH CARE FACILITIES & SERVICES - 1.0%
33,000	Centene Corporation(a)	958,320

	HOUSEHOLD PRODUCTS - 1.7%
80,500	Kenvue, Inc.	1,667,155

	INDUSTRIAL SUPPORT SERVICES - 2.1%
9,360	WESCO International, Inc.	2,057,702

	INSURANCE - 8.2%
32,520	CNO Financial Group, Inc.	1,283,564
6,930	Hartford Insurance Group, Inc. (The)	916,908
15,400	Jackson Financial, Inc., Class A	1,521,520
49,190	Lincoln National Corporation	2,111,727
26,375	MetLife, Inc.	2,145,870
		7,979,589
	INTERNET MEDIA & SERVICES - 1.6%
4,100	Alphabet, Inc., Class C	875,473
45,000	Lyft, Inc., Class A(a)	729,900
		1,605,373
	LEISURE FACILITIES & SERVICES - 2.1%
35,050	Las Vegas Sands Corporation	2,019,932

	MEDICAL EQUIPMENT & DEVICES - 0.8%
14,400	Haemonetics Corporation(a)	785,376

	METALS & MINING - 12.8%
22,040	Agnico Eagle Mines Ltd.	3,177,507
102,886	Alamos Gold, Inc., Class A	3,132,879

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 112.0% (Continued)
	METALS & MINING - 12.8% (Continued)
829,832	B2Gold Corporation	$3,427,205
54,000	Cleveland-Cliffs, Inc.(a)	580,500
22,600	Freeport-McMoRan, Inc.	1,003,440
102,800	Hudbay Minerals, Inc.	1,233,600
		12,555,131
	OIL & GAS PRODUCERS - 17.4%
27,708	ConocoPhillips	2,742,261
42,900	EQT Corporation	2,223,936
10,795	Marathon Petroleum Corporation	1,939,969
47,370	Northern Oil & Gas, Inc.	1,239,199
88,680	Range Resources Corporation	3,039,064
82,389	Suncor Energy, Inc.	3,402,666
324,817	Whitecap Resources, Inc.	2,445,872
		17,032,967
	RETAIL - CONSUMER STAPLES - 1.4%
5,000	Dollar Tree, Inc.(a)	545,850
8,900	Target Corporation	854,222
		1,400,072
	RETAIL - DISCRETIONARY - 2.5%
11,000	Abercrombie & Fitch Company, Class A(a)	1,028,830
40,000	American Eagle Outfitters, Inc.	517,600
4,650	Lululemon Athletica, Inc.(a)	940,230
		2,486,660
	SEMICONDUCTORS - 2.6%
6,510	Advanced Micro Devices, Inc.(a)	1,058,721
1,000	ASML Holding N.V.	742,620
31,800	Photronics, Inc.(a)	720,906
		2,522,247
	SOFTWARE - 4.3%
9,300	Akamai Technologies, Inc.(a)	735,909
3,390	Oracle Corporation	766,581
16,930	Zoom Video Communications, Inc.(a)	1,378,440
120,800	ZoomInfo Technologies, Inc., CLASS A(a)	1,316,720
		4,197,650

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 112.0% (Continued)
	SPECIALTY FINANCE - 1.3%
220,700	UWM Holdings Corporation	$1,257,990

	STEEL - 4.6%
77,243	Commercial Metals Company	4,454,603

	TECHNOLOGY HARDWARE - 6.0%
6,060	Cisco Systems, Inc.	418,685
22,000	Dell Technologies, Inc., Class C	2,687,300
70,790	NCR Atleos Corporation(a)	2,804,701
		5,910,686
	TRANSPORTATION & LOGISTICS - 2.6%
25,680	Delta Air Lines, Inc.	1,586,511
10,280	United Parcel Service, Inc., Class B	898,883
		2,485,394
	TRANSPORTATION EQUIPMENT - 2.3%
2,800	Cummins, Inc.	1,115,632
11,575	PACCAR, Inc.	1,157,269
		2,272,901
	TOTAL COMMON STOCKS (Cost $82,848,172)	109,651,653

	EXCHANGE-TRADED FUNDS — 1.8%
	EQUITY - 1.8%
22,300	VanEck Junior Gold Miners ETF	1,785,115
	TOTAL EXCHANGE-TRADED FUNDS (Cost $875,961)	1,785,115

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 4.6%
	OIL & GAS PRODUCERS - 1.1%
1,000,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	983,128

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
1,000,000	Transocean, Inc.	6.8000	03/15/38	$787,448

	RETAIL - DISCRETIONARY - 0.6%
1,000,000	Kohl’s Corporation	5.5500	07/17/45	618,393

	SPECIALTY FINANCE - 1.4%
500,000	Ally Financial, Inc. Series B	4.7000	08/15/69	487,468
1,000,000	Ally Financial, Inc.	4.7000	08/15/69	914,440
				1,401,908
	STEEL - 0.7%
800,000	Cleveland-Cliffs, Inc.	6.2500	10/01/40	664,771

	TOTAL CORPORATE BONDS (Cost $3,863,092)			4,455,648

	TOTAL INVESTMENTS - 118.4% (Cost $87,587,225)			$115,892,416
	CALL OPTIONS WRITTEN - (1.5)% (Premiums received - $1,084,721)			(1,463,007)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $462,556)			(198,520)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.7)%			(16,343,534)
	NET ASSETS - 100.0%			$97,887,355

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS — (1.7)%
	CALL OPTIONS WRITTEN - (1.5)%
65	Advanced Micro Devices, Inc.	JEF	11/21/2025	$180	$1,170,000	$53,625
70	Agnico Eagle Mines Ltd.	JEF	01/16/2026	150	1,050,000	73,500
70	Agnico Eagle Mines Ltd.	JEF	03/20/2026	160	1,120,000	67,550
300	Alamos Gold, Inc.	JEF	12/19/2025	30	900,000	85,500
20	Alphabet, Inc.	JEF	11/21/2025	220	440,000	21,540
800	B2Gold Corporation	JEF	01/16/2026	4	320,000	41,600
200	Bank of America Corporation	JEF	01/16/2026	50	1,000,000	73,800
150	Centene Corporation	JEF	09/19/2025	58	870,000	375
50	Citigroup, Inc.	JEF	01/16/2026	80	400,000	96,500
200	Commercial Metals Company	JEF	11/21/2025	55	1,100,000	114,000
150	Commercial Metals Company	JEF	11/21/2025	58	870,000	63,000
200	Commercial Metals Company	JEF	12/19/2025	58	1,160,000	92,000
110	Dell Technologies, Inc.	JEF	09/19/2025	105	1,155,000	192,720
50	Dollar Tree, Inc.	JEF	12/19/2025	120	600,000	26,500
100	EQT Corporation	JEF	12/19/2025	60	600,000	13,500
100	EQT Corporation	JEF	12/19/2025	65	650,000	7,000

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS — (1.7)% (Continued)
	CALL OPTIONS WRITTEN - (1.5)% (Continued)
55	JPMorgan Chase & Company	JEF	11/21/2025	$300	$1,650,000	$81,510
12	Lululemon Athletica, Inc.	JEF	09/19/2025	250	300,000	2,784
10	Lululemon Athletica, Inc.	JEF	09/19/2025	400	400,000	55
50	Marathon Petroleum Corporation	JEF	01/16/2026	185	925,000	52,750
140	NCR Atleos Corporation	JEF	12/19/2025	30	420,000	147,700
285	Range Resources Corporation	JEF	12/19/2025	45	1,282,500	8,550
80	SPDR S&P Oil & Gas Exploration & Production ETF	JEF	11/21/2025	140	1,120,000	29,360
200	Suncor Energy, Inc.	JEF	11/21/2025	42	840,000	29,000
42	United Parcel Service, Inc.	JEF	09/19/2025	90	378,000	4,788
40	WESCO International, Inc.	JEF	03/20/2026	230	920,000	83,800
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,084,721)					1,463,007

	PUT OPTIONS WRITTEN - (0.2)%
100	ConocoPhillips	JEF	11/21/2025	$90	$900,000	$20,300
140	Delta Air Lines, Inc.	JEF	09/19/2025	45	630,000	1,960
100	EQT Corporation	JEF	12/19/2025	48	480,000	19,900
500	Lyft, Inc.	JEF	11/21/2025	14	700,000	38,500
150	PVH Corporation	JEF	09/19/2025	60	900,000	750
15	Regeneron Pharmaceuticals, Inc.	JEF	11/21/2025	540	810,000	30,450
140	Super Micro Computer, Inc.	JEF	11/21/2025	42	588,000	70,000
80	Target Corporation	JEF	10/17/2025	90	720,000	13,120
30	UnitedHealth Group, Inc.	JEF	09/19/2025	270	810,000	3,540
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $462,556)					198,520

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,547,277)					$1,661,527

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — (5.8)%
	ASSET MANAGEMENT - (1.7)%
(25,300)	Carlyle Group, Inc. (The)	$(1,633,368)

	HOUSEHOLD PRODUCTS - (0.9)%
(7,500)	Clorox Company (The)	(886,500)

	INSTITUTIONAL FINANCIAL SERVICES - (1.5)%
(1,900)	Goldman Sachs Group, Inc. (The)	(1,415,975)

	METALS & MINING - (0.9)%
(14,700)	Rio Tinto PLC - ADR	(921,984)

	OIL & GAS PRODUCERS - (0.8)%
(2,600)	Chevron Corporation	(417,560)
(3,400)	Exxon Mobil Corporation	(388,586)
		(806,146)
	EXCHANGE-TRADED FUNDS - (34.0)%
	COMMODITY - (1.8)%
(5,400)	SPDR Gold Shares	(1,717,578)

	EQUITY - (32.2)%
(61,800)	SPDR Portfolio S&P 500 Value ETF	(3,376,752)
(35,100)	SPDR S&P 500 ETF Trust ETF	(22,641,255)
(7,000)	VanEck Gold Miners ETF	(442,190)
(10,400)	Vanguard Small-Cap Value ETF	(2,171,520)
(9,200)	Vanguard Total Stock Market ETF	(2,927,440)
		(31,559,157)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $35,937,527)	$(38,940,708)

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

August 31, 2025

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
JEF	- Jefferies
LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9%
	AGENCY CMBS - 1.8%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2480	05/25/47	$62,353
2,598,439	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	6.8050	05/25/29	2,358,115
1,394,175	Government National Mortgage Association Series 92 Z		4.7000	10/16/48	1,337,519
52,932	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2030	04/16/53	113
132,777	Government National Mortgage Association Series 90 AC		2.6000	06/16/58	108,969
93,233	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	4,076
100,000	Government National Mortgage Association Series 3 B		1.8500	02/16/61	45,023
200,000	Government National Mortgage Association Series 4 B		1.9000	02/16/61	109,073
1,267,791	Government National Mortgage Association Series 113 Z		2.0000	09/16/61	613,493
105,328	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7900	10/20/62	1,896
7,506,205	Government National Mortgage Association Series 55 IO(a),(b)		0.5650	01/16/63	305,528
1,800,090	Government National Mortgage Association Series 82 Z		2.0000	02/16/64	830,969
213,066	Government National Mortgage Association Series 4 Z		1.9000	03/16/64	83,005
900,000	Government National Mortgage Association Series 91 BW		2.2500	08/16/64	406,829
140,000	Government National Mortgage Association Series 220 E(b)		3.0000	10/16/64	88,381
365,000	Government National Mortgage Association Series 196 BE(b)		3.0000	10/16/64	246,012
683,622	Government National Mortgage Association Series 216 IO(a),(b)		0.7500	07/16/65	36,537
623,915	Government National Mortgage Association Series 2016-H24 AI(a),(b)		2.2820	11/20/66	30,643
799,186	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	7.7130	10/25/49	812,662
					7,481,196
	AUTO LOAN - 1.0%
763,120	CPS Auto Securitization Trust Series 2021-1 A(c)		7.8600	06/16/26	761,103
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	103,095
3,362,263	United Auto Credit Securitization Trust Series 2022-2 D(c)		6.8400	01/10/28	3,371,968
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	69,754
970	US Auto Funding Trust Series 2022-1A A(c)		3.9800	04/15/25	968
					4,306,888
	CDO - 2.4%
2,657,673	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.662%	7.4810	09/19/37	2,626,106
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR3M + 0.762%	2.3910	11/05/36	228,051
4,687,034	Soloso CDO Ltd. Series 2007-1A A1LA(c),(d)	TSFR3M + 0.522%	4.8070	10/07/37	4,310,459
2,718,151	TruPS Financials Note Securitization Ltd. Series 2019-2A A1(c),(d)	TSFR3M + 2.562%	6.7670	02/28/39	2,720,323
					9,884,939

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	CLO - 0.6%
180,000	CarVal CLO XI C Ltd. Series 3A A1(c),(d)	TSFR3M + 1.390%	5.7150	10/20/37	$175,881
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	8.3270	07/20/30	514,211
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	4.4360	07/15/45	48,089
172,349	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	8.3580	08/01/26	97,377
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	TSFR3M + 6.112%	10.4290	07/15/31	212,891
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	7.8470	08/18/31	500,845
333,686	STWD Ltd. Series 2022-FL3 A(c),(d)	SOFR30A + 1.350%	5.6930	11/15/38	333,537
408,500	STWD Ltd. Series 2022-FL3 C(c),(d)	SOFR30A + 2.200%	6.5430	11/15/38	382,284
120,000	Trestles CLO VII Ltd. Series 7A A1(c),(d)	TSFR3M + 1.380%	5.6980	10/25/37	120,287
					2,385,402
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0%
67,472	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	67,750
115,902	Adjustable Rate Mortgage Trust Series 2005-7 2A21(b)		4.7140	10/25/35	102,595
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	5.2770	11/25/35	123,856
21,207	Alternative Loan Trust Series 1998-4 IIA3(e)		5.2440	08/25/28	20,968
18,394	Alternative Loan Trust Series 2007-9T1		5.5000	05/25/32	9,704
71,139	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	70,505
17,001	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	17,611
84,686	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	86,693
76,446	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	76,368
41,443	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	42,249
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	36,326
7,183	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	7,320
126,698	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	133,032
1,943	Alternative Loan Trust Series 2004-15 1A2(b)		0.0000	09/25/34	1,932
20,358	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	20,707
489,741	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	497,906
250,671	Alternative Loan Trust Series 2004-27CB A1		6.0000	12/25/34	225,672
366,133	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	340,236
29,846	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	27,996
70,476	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	62,811
26,356	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	21,864
108,920	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	93,100
51,109	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	4.8570	05/25/35	46,279

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
131,267	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	$90,353
144,693	Alternative Loan Trust Series 2005-27 2A1(d)	Cms2 + 1.350%	5.5720	08/25/35	125,078
36,796	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	17,178
28,045	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	21,561
50,365	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	27,357
83,547	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	4.9970	12/25/35	78,123
98,239	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	5.0370	01/25/36	100,068
104,771	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	28,264
29,972	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	29,667
738,357	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	730,849
367,240	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		4.0610	08/25/37	143,812
75,091	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	6.6100	04/25/44	69,141
140,626	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	142,138
89,224	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	89,702
54,697	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9890	02/25/57	48,441
1,001,498	Banc of America Funding Trust Series 2004-B 3A2(b)		4.7070	12/20/34	822,854
40,460	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	5.6520	06/20/35	31,493
971,307	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	834,033
74,419	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	13,519
172,001	Banc of America Funding Trust Series 2006-H 2A2(b)		4.8980	09/20/46	143,803
633,280	Banc of America Funding Trust Series 2006-I 4A1(b)		4.3770	10/20/46	531,829
16,352	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.1980	12/25/32	13,901
27,042	Banc of America Mortgage Trust Series 2003-L 2A1(b)		6.6360	01/25/34	25,776
31,538	Banc of America Mortgage Trust Series 2005-E 2A1(b)		5.4370	06/25/35	28,864
40,438	Banc of America Mortgage Trust Series 2005-F 3A1(b)		5.4370	07/25/35	33,636
19,299	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.6070	09/25/35	16,507
109,930	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.6760	01/25/36	91,430
376,526	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	3.9070	01/26/38	373,963
908,952	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.4670	03/26/37	904,310
636,160	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	488,654
3,393	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.1320	11/25/34	3,182
22,440	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.4580	05/25/35	19,304
591,859	Bear Stearns ARM Trust Series 2003-1 1A1(b)		3.9370	04/25/33	499,125
57,585	Bear Stearns ARM Trust Series 2003-4 B1(b)		6.1620	07/25/33	52,624

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
22,615	Bear Stearns ARM Trust Series 2003-5 1A1(b)		6.6250	08/25/33	$21,988
3,756	Bear Stearns ARM Trust Series 2003-7 6A(b)		6.1300	10/25/33	3,338
37,266	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.9340	01/25/34	34,742
90,663	Bear Stearns ARM Trust Series 2004-1 124M(b)		5.3320	04/25/34	79,935
8,853	Bear Stearns ARM Trust Series 2004-1 21A1(b)		6.2130	04/25/34	8,238
82,326	Bear Stearns ARM Trust Series 2004-5(b)		4.1940	07/25/34	70,154
84,101	Bear Stearns ARM Trust Series 2004-6 3A(b)		7.1450	09/25/34	80,796
817,140	Bear Stearns ARM Trust Series 2004-8 13A1(b)		4.2470	11/25/34	726,570
29,642	Bear Stearns ARM Trust Series 2004-8 2A1(b)		5.9210	11/25/34	26,281
36,238	Bear Stearns ARM Trust Series 2004-10 12A5(b)		5.1130	01/25/35	35,101
1,133,372	Bear Stearns ARM Trust Series 2007-3 2A1(b)		4.2020	05/25/47	979,638
582,640	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	223,543
502,039	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	417,636
121,492	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		4.9640	01/26/36	90,970
17,073	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	5.1680	11/20/34	16,898
53,422	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	45,675
63,098	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.3880	09/25/34	63,027
80,286	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	79,827
872,490	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	879,491
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	217,919
87,056	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8840	03/25/50	76,756
109,319	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	109,887
237,690	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.5290	09/25/36	200,854
473,618	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	5,086
265,283	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	59,482
303,556	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-3A A1(c),(d)	TSFR1M + 0.364%	4.6870	08/25/35	293,845
152,548	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	4.6870	10/25/36	113,311
336,301	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	286,054
71,306	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	68,158
98,128	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.4910	02/25/34	85,728
22,024	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	22,007
48,883	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	48,074
54,794	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	54,399
44,868	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		5.8330	05/25/34	43,918

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
16,788	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		6.9910	07/20/34	$15,973
92,332	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	92,911
35,197	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.5860	08/25/34	33,075
46,715	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	45,997
39,809	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.5420	04/20/35	36,557
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2		5.5000	07/25/35	150,792
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,260,127
477,693	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	290,359
118,483	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	38,441
63,800	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		4.3740	03/25/37	56,840
288,688	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	103,490
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.1570	03/25/58	252,544
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.6010	03/25/67	150,863
96,121	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	94,976
23,809	Citicorp Mortgage Securities Trust Series 2006-3 1A9		5.7500	06/25/36	19,444
34,927	Citicorp Mortgage Securities Trust Series 2006-6 A4		6.0000	11/25/36	35,719
66,273	Citicorp Mortgage Securities Trust Series 2007-2 APO(f)		0.0000	02/25/37	35,417
167,229	Citicorp Mortgage Securities Trust Series 2007-4 1A5		6.0000	05/25/37	147,266
84,232	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)		6.6220	11/25/27	48
3,484	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)		7.7320	09/25/32	3,208
139,883	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		7.1450	09/25/34	127,714
128,616	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4970	05/25/35	122,432
18,479	Citigroup Mortgage Loan Trust Series 2014-10 4A1(b),(c)		4.6360	02/25/37	18,419
1	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)		5.7020	03/25/37	1
34,912	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	33,106
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	256,107
1,230,745	Citigroup Mortgage Loan Trust Inc Mortgage Series 7 2A2A(b)		6.9140	09/25/35	928,885
8,029	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	7,620
16,354	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		6.2250	08/25/34	14,702
52,378	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		6.5300	08/25/34	47,075
35,339	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	36,305
31,991	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	32,068
24,413	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	21,564

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	$425,405
3,923,894	COLT Mortgage Loan Trust Series 2022-9 A1(c),(e)		6.7900	12/25/67	3,928,420
120,000	Connecticut Avenue Securities Trust Series 2022-R01 1B1(c),(d)	SOFR30A + 3.150%	7.4980	12/25/41	123,011
108,792	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		3.5990	11/25/31	108,541
216,908	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.8730	11/25/31	99,367
56,289	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	56,749
292,722	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	295,344
16,156	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	15,785
42,614	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	41,983
127,842	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	126,088
132,172	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	127,989
102,623	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	5.0870	09/25/35	67,913
5,706	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/25	—
366,989	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	330,701
74,330	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		6.2200	10/25/33	71,547
73,085	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	72,504
355,004	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	343,330
14,772	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	15,035
2,121,316	CSMC Trust Series 2014-10R 1A2(b),(c)		7.5110	05/27/36	479,497
309,602	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	64,860
878,990	CSMC Trust Series 2015-6R 9A3(b),(c)		11.7140	11/27/36	868,110
20,681	CSMC Trust Series 2014-2R 28A1(b),(c)		3.0000	06/27/37	19,301
31,433	CSMC Trust Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	31,156
98,876	CSMC Trust Series 2013-7 A2(b),(c)		3.0000	08/25/43	85,396
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.5890	01/25/60	189,647
419,445	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(f)		0.0000	04/25/37	205,063
26,640	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	27,160
264,322	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	5.1880	01/19/45	199,865
135,280	DSLA Mortgage Loan Trust Series 2005-AR5 2A1A(d)	TSFR1M + 0.774%	5.1280	09/19/45	68,987
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8650	01/25/67	275,958
555,228	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		4.6510	05/28/35	526,603
96,888	Fannie Mae REMIC Trust Series 2004-W14 3A		8.0000	07/25/44	100,291
73,239	Fannie Mae REMICS Series 26 A1		7.0000	01/25/48	74,102

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
150,814	Fannie Mae Trust Series 2005-W3 3A(b)		4.9020	04/25/45	$148,714
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	4.7460	11/26/35	34,546
107,426	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		5.8690	06/25/34	107,526
6,728	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		5.0970	09/25/34	6,881
16,162	First Horizon Alternative Mortgage Securities(b)		5.2170	10/25/34	15,291
46,591	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		5.6450	02/25/35	40,921
69,611	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	23,648
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	—
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	3
77,563	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		4.0700	11/25/36	38,716
216,287	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.8910	11/25/37	80,193
323,465	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4430	05/25/48	286,671
259,927	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		4.0010	12/25/49	216,587
92,231	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3530	12/30/51	62,725
49,609	Freddie Mac REMICS Series 4203 PS(a),(d)	-1(SOFR30A + 0.114%) + 6.250%	1.7930	09/15/42	3,796
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	12.6130	07/25/49	1,135,872
90,181	Freddie Mac Structured Pass-Through Certificates Series 60 2A1(b)		4.2960	03/25/44	83,742
112,024	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	5.6220	07/25/44	108,507
130,995	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	5.4220	10/25/44	120,249
18,264	Galton Funding Mortgage Trust Series 2017-1 A22(b),(c)		3.0000	07/25/56	15,422
96,152	GCAT Trust Series 2024-INV1 1A2(b),(c)		5.5000	01/25/54	96,449
416,306	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(d)		8.2840	11/25/32	419,105
62,555	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	62,850
1,448,425	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.7530	09/19/35	1,265,844
100,265	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.7960	04/19/36	79,698
102,096	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	4.7890	03/30/33	71,507
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0180	08/25/49	331,256
14,822	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(c)		8.0000	09/19/27	13,031
799,649	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	777,466
66,615	GSMPS Mortgage Loan Trust Series 2004-2R A(b),(c)		7.1390	02/25/34	11,907
855,344	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	4.8370	06/25/34	768,965
1,414,220	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,408,718
277,052	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	256,879
26,586	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	4.7870	03/25/35	24,986

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
142,163	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	4.7870	09/25/35	$117,205
100,215	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	89,844
782,774	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	79,219
63,392	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	64,113
106,923	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		4.8530	06/25/34	96,227
557,965	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	5.0370	12/25/34	111,647
36,751	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	36,065
13,700	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	4.8770	05/25/35	10,759
21,761	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	4.8770	05/25/35	19,292
2,440	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	2,269
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		6.3020	07/25/35	271,319
27,458	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	9,334
104,982	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	43,124
2,335,857	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	4.7870	01/25/37	323,315
70,956	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		5.2520	05/25/37	36,912
134,487	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.2090	05/19/33	116,088
937,453	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		5.4930	11/19/34	858,605
93,835	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		4.8180	07/19/35	66,077
160,236	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.9930	01/25/37	122,433
202,111	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	76,633
152,234	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		4.6580	09/25/37	114,356
252,432	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2350	07/25/51	221,328
159,200	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2350	07/25/51	132,647
132,849	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3190	12/25/51	104,552
22,716	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	22,670
38,543	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	38,231
17,724	Impac CMB Trust Series 2004-7 M4(d)	TSFR1M + 1.914%	6.2370	11/25/34	17,936
26,073	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	5.3220	03/25/35	23,484
26,441	Impac CMB Trust Series 2004-10 3M3(d)	TSFR1M + 1.089%	5.4120	03/25/35	24,911
17,461	Impac CMB Trust Series 2005-2 2B(d)	TSFR1M + 2.589%	6.9120	04/25/35	17,601
170,078	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	5.1870	05/25/35	163,511
432,597	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	5.5620	05/25/35	428,907
402,388	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	5.1870	02/25/36	378,497
87,293	Impac CMB Trust Series 2005-8 2M3(d)	TSFR1M + 2.364%	6.6870	02/25/36	86,747

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
78,825	Impac CMB Trust Series 2005-8 2B(d)	TSFR1M + 2.364%	6.6870	02/25/36	$77,057
170,930	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	134,671
77,521	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	5.1370	05/25/36	75,272
857,462	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A2(d)	TSFR1M + 0.714%	5.0370	08/25/36	640,487
17,241	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.5850	12/25/34	15,314
202,273	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		4.9460	02/25/35	182,253
187,094	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	4.8970	04/25/35	162,500
184,632	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		4.0060	08/25/35	77,681
244,755	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	-1(TSFR1M + 0.114%) + 7.150%	2.6800	12/25/35	27,587
749,394	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	5.0370	03/25/36	601,324
914,156	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	442,749
100,000	JP Morgan Chase Commercial Mortgage Securities Series UES B(c)		4.1420	05/05/32	90,257
308,891	JP Morgan MBS Series 2006-R1 6A1(b),(c)		4.6030	09/28/44	247,614
19,269	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		7.0490	11/25/33	17,943
1,962	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		5.3160	07/25/34	1,869
19,557	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	18,102
22,080	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.9770	10/25/35	21,408
188,980	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	159,753
821,851	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	345,047
12,801	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.5320	06/25/36	8,452
121,747	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.5530	01/25/37	92,345
148,266	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.5530	01/25/37	114,849
17,443	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	15,850
171,711	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1440	03/25/50	151,077
101,411	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	93,538
131,135	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(c),(d)	TSFR1M + 3.464%	7.7870	10/25/57	140,853
2,404,278	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	07/13/52	2,195,671
117,343	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	118,160
39,773	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.6500	12/25/32	37,255
16,102	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.3380	07/25/33	15,066
29,307	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		5.3370	12/25/33	27,184
16,063	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		6.6250	12/25/33	15,951
34,092	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		7.3190	01/25/34	33,457
58	MASTR Adjustable Rate Mortgages Trust Series 2004-4 1A1(b)		7.3750	04/25/34	54

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
26,214	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		5.8320	10/25/34	$21,437
157,773	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		4.9410	12/25/34	156,524
222,135	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.5490	09/25/35	133,764
90,962	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.4450	05/25/36	25,818
91,843	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1640	05/25/33	85,324
475,578	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	471,209
39,537	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	40,175
92,619	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	91,873
112,286	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	111,327
43,971	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	45,643
157,849	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	157,716
19,710	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	19,406
49,231	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	49,050
34,396	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	33,709
143,450	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	141,356
579,935	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	594,723
22,545	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	12,365
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	222,452
866,079	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
11,547	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	10,147
43,154	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	43,764
32,618	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	32,352
3,381	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	3,410
159,036	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	142,863
6,292	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	6,222
2,156,282	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	1,511,200
56,079	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	42,861
4,115,543	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	4.9370	06/25/36	802,026
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	4.8870	10/25/36	324,891
14,461	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	10,198
117,290	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.7930	05/25/36	108,301
9,547	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		4.8840	10/25/32	8,000
46,939	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		6.7210	10/25/32	43,277
322,397	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	323,525

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3130	10/25/48	$661,500
533,319	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6420	04/25/51	438,232
313,341	Merrill Lynch Alternative Note Asset Trust Series Series A2 A3B(d)	TSFR1M + 0.514%	4.8370	03/25/37	69,703
27,780	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b)		6.6410	09/25/33	26,697
93,568	Merrill Lynch Mortgage Investors Trust MLCC Series 2004-HB1(b)		3.8380	04/25/29	80,606
182,140	Merrill Lynch Mortgage Investors Trust MLCC Series B B1(d)	TSFR1M + 0.714%	5.0370	07/25/30	159,989
39,615	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-3 2A2(b)		3.9730	09/25/37	29,903
25,159	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		7.0000	05/25/33	23,664
149,775	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A4 1A(b)		5.3630	07/25/35	55,925
136,542	Merrill Lynch Mortgage Investors Trust Series Series A1 1A1(b)		4.6140	03/25/36	75,281
41,406	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		5.2340	03/25/33	37,329
22,816	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	04/24/26	18,943
9,737	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		5.7760	02/25/34	9,367
18,350	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		4.3570	10/25/34	16,744
14,898	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.5800	10/25/34	13,223
9,290	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.5970	11/25/34	8,807
572,394	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	4.7370	03/25/35	542,836
73,877	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	26,557
9,222	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		6.6250	06/25/36	8,179
1,000,000	Morgan Stanley Residential Mortgage Loan Trust Series NQM1 B1(b),(c)		7.3890	09/25/68	1,008,372
95,226	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	7.6620	12/25/34	95,186
58,119	MortgageIT Trust Series 2005-2 2A(d)	TSFR1M + 1.764%	6.1180	05/25/35	56,196
155,595	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	5.2320	08/25/35	150,939
77,866	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		5.3230	12/15/30	72,827
516,920	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	525,522
25,209	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	25,626
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8450	11/25/59	549,271
122,413	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	115,345
399,967	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	4.9570	07/25/35	323,581
389,313	Nomura Asset Acceptance Corp Alternative Loan Series AF1 4A1(b)		6.9780	06/25/36	356,649
66,670	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		6.4570	03/25/47	63,112
3,401,647	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	93,545
43,422	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.4990	06/25/39	1,640
270,000	Onity Loan Investment Trust Series 2024-HB2 M2(b),(c)		5.0000	08/25/37	261,082

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
308,036	PHHMC Series Trust Series 2005-4 A8(b)		5.8510	07/18/35	$303,046
303,713	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	302,420
12,766	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	12,823
103,538	RALI Series Trust Series 2005-QA12 CB1(b)		5.7490	12/25/35	39,840
245,058	RAMP Series Trust Series 2002-SL1 AII4(b)		4.4000	06/25/32	218,878
9,212	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6230	01/25/37	9,221
261,884	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	219,296
4,669,483	RBSSP Resecuritization Trust Series 2013-5 2A2(c),(d)		5.0570	07/26/33	4,034,259
7,709,604	RBSSP Resecuritization Trust Series 2009-12 19A2(b),(c)		4.8270	12/25/35	5,381,965
96,154	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7620	01/25/34	83,125
11,327	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	11,052
5,774	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	5,796
57,457	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	4.8570	07/25/36	52,062
110,318	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	110,569
1,164,416	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	4.9870	08/25/33	1,081,075
376,661	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	362,338
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,886,816
2,529,000	RMF Buyout Issuance Trust Series 2020-HB1 M4(b),(c)		6.0000	10/25/50	2,387,831
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
4,349,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	2,431,167
45,784	Seasoned Credit Risk Transfer Trust Series 2017-3 B(c),(f)		0.0000	07/25/56	6,391
229,090	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	5.0750	07/20/33	202,086
23,496	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	5.0750	11/20/34	22,163
33,228	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	5.3360	11/20/34	27,914
43,443	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	4.8950	03/20/35	38,834
268,661	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	5.0100	05/20/35	172,054
274,143	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	5.2350	01/20/36	185,901
243,773	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	5.0550	06/20/36	198,788
130,695	Sequoia Mortgage Trust Series 2007-3 1A1(d)	TSFR1M + 0.514%	4.8550	07/20/36	112,957
84,502	Sequoia Mortgage Trust Series 2013-6 B1(b)		3.5260	05/25/43	82,928
231,092	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	215,070
65,714	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6030	02/25/47	48,901
67,001	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.5970	04/25/47	47,099
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	93,372

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
39,175	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.2910	03/25/34	$36,293
244,998	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(b)		4.2010	11/25/34	217,211
55,748	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.8280	12/25/34	49,700
178,846	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.2850	03/25/35	148,972
306,321	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.3010	07/25/35	156,078
510,743	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		4.7840	02/25/36	459,992
6,315	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	4.8170	09/25/36	5,652
435,164	Structured Adjustable Rate Mortgage Loan Trust Series 4 1A1(d)	TSFR1M + 0.594%	4.9170	05/25/37	384,728
289,337	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.4300	10/25/47	171,430
136,418	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A1(b)		5.1530	01/25/34	121,174
24,074	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A2(b)		5.1530	01/25/34	23,513
14,124	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0000	11/25/30	11,442
690	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	5.2480	12/25/33	660
12,961	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		5.5000	02/25/34	12,816
79,919	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		5.9900	02/25/34	78,996
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(e)		6.0500	02/25/34	400,962
66,607	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	4.7870	04/25/35	60,051
72,036	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		4.4260	06/25/35	62,788
47,279	Suntrust Alternative Loan Trust Series 2005-1F 1A1(d)	TSFR1M + 0.764%	5.0870	12/25/35	36,930
190,885	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6580	07/25/48	167,049
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.0750	11/25/48	181,240
500,000	Towd Point Mortgage Trust Series 2022-SJ1 B1(b),(c)		5.2500	03/25/62	490,334
2,531,452	Verus Securitization Trust Series 2023-2 A2(c),(e)		6.5990	03/25/68	2,537,954
173,531	Verus Securitization Trust Series 2023-3 A3(c),(e)		6.7430	03/25/68	174,294
1,000,000	Verus Securitization Trust Series 2023-INV3 B1(b),(c)		8.1860	11/25/68	1,017,813
38,126	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		4.6440	11/25/32	34,759
31,657	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		6.2650	01/25/33	31,341
69,731	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	67,447
28,389	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	28,597
188,042	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		6.5210	09/25/33	179,271
13,554	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	4.1830	02/27/34	12,166
100,534	WaMu Mortgage Pass-Through Certificates Series CB3 2A		6.5000	10/25/34	104,411
39,759	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		4.5820	03/25/36	36,039
74,131	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	5.4220	11/25/42	66,387

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0% (Continued)
98,131	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		4.7690	08/25/46	$102,225
145,714	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	146,662
35,704	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	36,939
144,743	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		4.8590	06/25/33	123,867
4,336	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		4.2100	01/25/35	3,644
93,343	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.5190	08/25/38	88,331
139,605	Wells Fargo Alternative Loan Trust Series 2007-PA1 A7		6.0000	03/25/37	124,179
43,930	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		7.3780	10/25/36	40,608
55,797	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	50,683
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6460	07/25/47	146,147
52,360	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	44,307
192,625	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	181,059
					91,066,749
	CREDIT CARD - 0.2%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	1,002,830

	HOME EQUITY - 3.4%
54,002	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	4.9970	10/25/33	52,788
578,723	ACE Securities Corp Home Equity Loan Trust Series Series IN1 A1(d)	TSFR1M + 0.754%	5.0770	05/25/34	503,288
1,000,000	ACHM Trust Series 2023-HE1 B(b),(c)		7.0000	11/25/37	1,066,150
1,199,805	ACHM Trust Series 2023-HE2 A(b),(c)		7.5000	10/25/38	1,238,730
136,731	AFC Trust Series 1999-3 1A(d)	TSFR1M + 1.094%	5.4470	09/28/29	111,601
421,314	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	4.8870	03/25/37	423,673
2,821,142	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	5.4370	05/28/39	2,365,371
1,098,210	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	5.9370	02/28/40	1,050,597
806,416	Bayview Financial Mortgage Pass-Through Trust Series A B1(d)	TSFR1M + 2.139%	6.4620	02/28/41	806,015
14,211	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	4.8370	06/25/34	15,067
150,076	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	142,850
1,194,986	CDC Mortgage Capital Trust Series 2004-HE3 M3(d)	TSFR1M + 2.214%	6.4740	11/25/34	1,115,952
151,690	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	5.4120	07/25/34	151,965
2,985	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	5.7870	01/25/32	2,838
102,014	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	96,855

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	HOME EQUITY - 3.4% (Continued)
237,999	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.5900	05/15/30	$228,151
70,977	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	5.1180	08/15/30	70,433
33,035	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	33,294
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	5.0370	06/25/32	233,779
884,259	MASTR Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	7.1370	07/25/34	830,150
201,797	MASTR Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	5.1870	12/25/34	203,459
252,736	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-SD1 M2(d)	TSFR1M + 4.014%	8.3370	03/25/33	226,468
21,112	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	5.2370	11/25/33	12,328
76,985	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 M1(d)	TSFR1M + 0.609%	4.9320	03/25/36	67,806
172,625	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	TSFR1M + 0.854%	5.1770	02/25/34	172,676
23,299	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	5.1370	03/25/34	22,112
77,523	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	76,399
424,761	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	5.9370	12/25/32	397,177
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	6.9870	12/25/32	71,685
16,671	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	18,050
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.7730	12/25/33	27,365
171,540	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.0410	12/25/33	164,610
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.2260	02/25/35	1,521,587
207,302	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	209,151
114,024	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	158,220
768,076	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A3		3.4500	02/25/32	162,992
					14,051,632
	MANUFACTURED HOUSING - 0.3%
1,500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/25/44	1,345,141
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	79,893
					1,425,034
	NON AGENCY CMBS - 23.0%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,455,651
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,558,345
825,000	BANK Series 2017-BNK8 C(b)		4.2270	11/15/50	653,276
13,229	BANK Series 2019-BNK19 A1		2.2630	08/15/61	11,670
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,411,948
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	808,313

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	NON AGENCY CMBS - 23.0% (Continued)
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	$376,320
22,835	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	5.0820	08/25/35	21,176
35,335	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	6.1620	08/25/35	36,707
18,110	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	5.1120	01/25/36	16,517
61,853	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	4.8720	03/25/37	53,348
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 3.264%	7.5870	01/25/38	455,625
250,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	219,277
220,000	Benchmark Mortgage Trust Series 2020-IG3 C(b),(c)		3.3560	09/15/48	78,592
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	115,898
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	510,946
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	346,624
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	388,334
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	463,125
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	243,601
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	5.6280	10/15/35	287,272
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4330	05/25/52	522,631
155,000	BPR Trust Series 2022-STAR A(c),(d)	TSFR1M + 3.232%	7.5950	08/15/39	146,878
4,290,000	Canal Center Lease-Backed Pass-Through Trust Series 1 A(c)		3.0230	09/15/56	2,725,491
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	283,378
2,768,639	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	7.3270	10/15/35	1,070,079
1,476,605	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	1,374,202
1,400,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	1,169,000
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	15,867
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	926,724
131,402	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.2490	12/15/47	126,955
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	90,089
2,154,913	Citigroup Commercial Mortgage Trust Series 2014-GC25 B(b)		4.3450	10/10/47	2,059,922
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b)		3.8970	06/10/48	34,931
750,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	349,265
900,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(b)		4.6010	11/10/48	661,651
204,436	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	4.9780	05/15/31	202,109
3,285,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,773,966
133,011	COMM Mortgage Trust Series 2014-CCRE16 B		4.5820	04/10/47	124,405
135,858	COMM Mortgage Trust Series 2014-UBS3 AM		4.0120	06/10/47	130,240

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	NON AGENCY CMBS - 23.0% (Continued)
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.4610	10/10/49	$138,715
420,000	CSAIL Commercial Mortgage Trust Series 2015-C3 D(b)		3.3130	08/15/48	251,616
190,000	CSAIL Commercial Mortgage Trust Series 2015-C3 C(b)		4.3130	08/15/48	163,339
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		5.0400	11/15/51	216,338
187,000	CSAIL Commercial Mortgage Trust Series 2015-C2 B(b)		4.2080	06/15/57	180,178
2,634,000	CSAIL Commercial Mortgage Trust Series 2015-C2 C(b)		4.2600	06/15/57	2,423,270
146,000	CSAIL Commercial Mortgage Trust Series 2015-C2 D(b)		4.2600	06/15/57	110,629
1,640,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,341,127
368,477	FREMF Mortgage Trust Series 2018-KF52(d)	SOFR30A + 2.064%	6.4050	09/25/28	354,185
135,782	FREMF Mortgage Trust Series 2020-KF76 B(c),(d)	SOFR30A + 2.864%	7.2050	01/25/30	130,337
1,676,692	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	6.9550	09/25/34	1,556,733
866,865	FRESB Mortgage Trust Series 2018-SB48 B(b),(c)		4.5370	02/25/38	440,976
1,470,000	GS Mortgage Securities Corp Trust Series 2021-ROSS A(c),(d)	TSFR1M + 1.414%	5.7780	05/15/26	1,388,750
5,000,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.6680	03/05/33	4,412,140
395,936	GS Mortgage Securities Corp Trust Series 2012-BWTR A(c)		2.9540	11/05/34	322,596
2,662,000	GS Mortgage Securities Trust Series 2014-GC22 AS		4.1130	06/10/47	2,512,910
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		4.0350	11/10/49	905,190
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,224,749
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,853,760
340,099	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	339,777
41,160	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	7.0620	08/25/34	39,545
387,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	5.6800	11/15/35	355,989
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	8.1930	05/15/28	375,890
1,216,535	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(c)		3.9100	05/05/30	1,168,129
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	5.8400	04/15/31	912,000
1,453,629	JP Morgan Chase Commercial Mortgage Securities Series PHH A(c),(d)	TSFR1M + 1.257%	5.6200	06/15/35	1,240,523
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	5.8270	12/15/36	350,000
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.7100	02/15/46	133,897
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	19,751
5,662,197	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		6.0130	06/15/49	1,047,741
418,000	JPMBB Commercial Mortgage Securities Trust Series C22 C(b)		4.6600	09/15/47	388,487

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	NON AGENCY CMBS - 23.0% (Continued)
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.3110	11/15/48	$30,064
210,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	192,775
1,165,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	904,753
2,000,000	JPMDB Commercial Mortgage Securities Trust Series COR7 AS		2.5360	05/13/53	1,632,667
165,000	JPMDB Commercial Mortgage Securities Trust Series COR7 B(b)		3.2940	05/13/53	108,768
544,000	Lehman Brothers Small Balance Commercial Mortgage Series 3A M2(c),(d)	TSFR1M + 2.114%	6.4370	10/25/37	491,527
381,000	LSTAR Commercial Mortgage Trust Series 2016-4 C(b),(c)		4.7780	03/10/49	342,243
1,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.7780	03/10/49	956,846
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.8220	03/10/50	1,278,153
3,081,884	ML-CFC Commercial Mortgage Trust Series 2007-5 AJ(b)		5.4500	08/12/48	519,391
390,000	Morgan Stanley Capital I Trust Series 2014-150E A(c)		3.9120	09/09/32	354,817
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	369,196
172,000	Morgan Stanley Capital I Trust Series 2014-150E(c)		4.2640	09/09/32	131,295
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.4380	09/09/32	254,384
124,657	Morgan Stanley Capital I Trust Series 2018-BOP A(c),(d)	TSFR1M + 0.897%	5.2610	08/15/33	102,986
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.2890	05/15/48	164,856
4,523,358	Morgan Stanley Capital I Trust Series 2015-420 A(c),(e)		7.9820	10/12/50	4,627,683
15,218	Morgan Stanley Capital I Trust Series 2019-H6 A2		3.2280	06/15/52	14,388
210,000	MRCD Mortgage Trust Series 2019-PARK A(c)		2.7180	12/15/36	187,058
1,000,000	Natixis Commercial Mortgage Securities Trust Series 75B A(c)		3.8580	04/10/37	868,630
1,000,000	OWS Real Estate Finance, LLC Series MARG2 A(b),(c)		8.3500	08/15/27	1,001,692
2,250,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		6.0380	02/25/52	2,021,388
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(b),(c)		5.2490	02/27/51	2,868,732
110,000	Soho Trust Series 2021-SOHO B(b),(c)		2.7860	08/10/38	79,910
33,513	Sutherland Commercial Mortgage Trust Series 2019-SBC8 A(b),(c)		2.8600	04/25/41	30,145
351,445	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	324,118
2,000,000	TPG Trust Series 2024-WLSC A(c),(d)	TSFR1M + 2.133%	6.4960	11/15/29	2,011,454
251,000	UBS Commercial Mortgage Trust Series 2019-C16 C(b)		4.9230	04/15/52	218,120
1,326,632	VCC Trust Series 2025-MC1 A1(c),(e)		8.1630	05/25/55	1,356,954
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,408,986
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,347,957
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	721,849
881,340	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	772,691
362,642	Velocity Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7000	03/25/49	318,474

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	NON AGENCY CMBS - 23.0% (Continued)
878,055	Velocity Commercial Capital Loan Trust Series 2019-1 M6(b),(c)		6.7900	03/25/49	$777,263
1,252,236	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)		6.3000	07/25/49	935,971
416,848	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	351,231
373,028	Velocity Commercial Capital Loan Trust Series 2019-3 M6(b),(c)		6.0300	10/25/49	317,040
59,372	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	43,776
1,770,369	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,356,658
1,371,697	Velocity Commercial Capital Loan Trust Series 2021-3 M6(b),(c)		5.0300	10/25/51	1,065,119
2,134,063	Velocity Commercial Capital Loan Trust Series 2021-4 M5(b),(c)		5.6800	12/26/51	1,724,297
1,755,486	Velocity Commercial Capital Loan Trust Series 2022-1 M5(b),(c)		5.8170	02/25/52	1,300,372
2,615,318	Velocity Commercial Capital Loan Trust Series 2022-2 M5(b),(c)		5.7320	04/25/52	2,223,147
683,654	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.5300	08/25/52	642,137
399,113	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	399,487
1,126,923	Velocity Commercial Capital Loan Trust Series 2023-2 M4(b),(c)		10.4370	05/25/53	1,151,819
955,126	Velocity Commercial Capital Loan Trust Series 2023-3 M3(b),(c)		9.3200	08/25/53	983,974
219,118	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	221,604
239,165	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		1.0890	07/15/41	435
26,486	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	26,141
35,555	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		3.9130	07/15/46	31,019
250,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 C(b)		5.2190	06/15/49	220,725
505,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.2490	11/15/59	444,040
198,415	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(c)		5.1500	06/15/44	192,624
160,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(b)		4.4550	12/15/45	135,051
455,000	WFRBS Commercial Mortgage Trust Series 2013-C15 C(b)		4.2840	08/15/46	398,410
148,577	WFRBS Commercial Mortgage Trust Series 2014-C20 B		4.3780	05/15/47	133,970
1,800,000	Worldwide Plaza Trust Series 2017-WWP A(c)		3.5260	11/10/36	1,218,130
					94,909,004
	OTHER ABS — 2.3%
60,254	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	59,308
2,070,449	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.1510	10/15/52	5,356
119,314	FNA VII, LLC Series 1A A1(c)		6.9000	04/15/38	119,814
474,951	FortiFi Series 2023-1A A(c)		6.2300	09/20/59	474,528
374,565	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	381,790
1,609,320	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,275,868
711,973	Goodleap Sustainable Home Solutions Trust Series 2023-2GS A(c)		5.7000	05/20/55	673,288

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	OTHER ABS - 2.3% (Continued)
48,726	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	$46,889
139,528	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	117,705
47,513	JG Wentworth XLII, LLC Series 2A B(c)		4.7000	10/15/77	43,330
437,026	Mill City Solar Loan Ltd. Series 2019-1A A(c)		4.3400	03/20/43	381,495
98,669	Mosaic Solar Loan Trust Series 2018-1A B(c)		2.0000	06/22/43	79,170
400,000	Mosaic Solar Loan Trust Series 2024-1A C(c)		9.0000	09/20/49	308,271
69,427	Mosaic Solar Loan Trust Series 2024-2A A(c)		5.6000	04/22/52	66,198
435,000	Mosaic Solar Loan Trust Series 2023-4A C(c)		8.8000	05/20/53	326,972
250,000	New Economy Assets Phase 1 Sponsor, LLC Series 1 B1(c)		2.4100	10/20/61	165,018
1,500,000	NP SPE II, LLC Series 1A B1(c)		5.6070	10/21/47	1,389,040
795,777	NP SPE X, L.P. Series 1A A1(c)		2.2300	03/19/51	746,190
428,139	Sunnova Helios IX Issuer, LLC Series B A(c)		5.0000	08/20/49	374,536
492,564	Sunnova Helios X Issuer, LLC Series C A(c)		5.3000	11/22/49	460,544
146,905	Sunnova Helios X Issuer, LLC Series C C(c)		6.0000	11/22/49	57,824
120,696	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	107,944
379,528	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	334,389
234,768	USQ Rail III, LLC Series 1A A(c)		4.9900	09/28/54	235,417
104,223	Vivint Solar Financing VII, LLC Series 1A A(c)		2.2100	07/31/51	93,718
1,175,364	Willis Engine Structured Trust VII Series A A(c)		8.0000	10/15/48	1,221,642
					9,546,244
	RESIDENTIAL MORTGAGE - 2.0%
393,604	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	5.3770	06/25/29	389,844
7,187,676	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	5.2870	12/31/38	1,040,754
4,633	Chase Funding Trust Series 2002-4 2A1(d)	TSFR1M + 0.854%	5.1770	10/25/32	4,616
28,637	Chase Funding Trust Series 2004-1 1A7(e)		4.9850	11/25/33	27,563
541,323	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	TSFR1M + 3.489%	7.8120	06/25/32	538,397
45,757	Credit-Based Asset Servicing and Securitization, Series 2003-CB1 M1(d)	TSFR1M + 1.539%	4.5380	01/25/33	45,440
90,437	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.0970	03/25/34	111,123
1,360,918	Credit-Based Asset Servicing and Securitization, Series 2004-RP1(c),(d)	TSFR1M + 3.864%	8.1870	05/25/50	1,342,668
89,105	CWABS Asset-Backed Certificates Trust Series 2005-13 AF4(b)		4.2730	04/25/36	83,601
11,961	CWABS Inc Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	5.6370	11/25/34	11,024
109,307	Equity One Mortgage Pass-Through Trust Series 2004-3 M1(e)		3.7600	07/25/34	94,898
202,018	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	3.0330	09/26/33	199,927
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	6.2370	04/25/32	363,989

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	RESIDENTIAL MORTGAGE - 2.0% (Continued)
87,199	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	5.0970	12/25/35	$68,313
346,926	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	335,341
589,470	Lehman A.B.S Mortgage Loan Trust Series 2007-1 2A2(c),(d)	TSFR1M + 0.314%	4.6370	06/25/37	380,406
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	7.2870	06/25/33	60,699
51,097	MASTR Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	5.5620	11/25/35	48,881
436,131	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	5.1970	10/25/46	426,427
1,350,000	RMF Buyout Issuance Trust Series 2022-HB1 M4(b),(c)		4.5000	04/25/32	1,179,473
352,745	Soundview Home Loan Trust Series 2007-1 M2(d)	TSFR1M + 0.639%	4.9620	03/25/37	460,474
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	7.5870	08/25/33	490,484
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	6.0870	05/25/35	142,383
260,100	Structured Asset Securities Corp Mortgage Loan Series WF1 A1(d)	TSFR1M + 0.534%	4.8570	02/25/37	247,501
					8,094,226
	STUDENT LOANS - 1.1%
26,186	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	5.3020	01/25/43	23,956
319,430	Brazos Education Loan Authority, Inc. Series 2 A1A		2.0600	01/25/72	264,931
62,724	College Ave Student Loans, LLC Series 2019-A A1(c),(d)	TSFR1M + 1.514%	5.8370	12/28/48	60,645
48,105	College Ave Student Loans, LLC Series 2021-A D(c)		4.1200	07/25/51	44,400
934,240	Commonbond Student Loan Trust Series 2021-BGS B(c)		1.6400	09/25/51	756,907
144,130	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	128,921
205,000	National Collegiate Student Loan Trust Series 2006-3 B(d)	TSFR1M + 0.474%	4.7970	01/26/32	197,127
225,000	Navient Private Education Refi Loan Trust Series 2019-FA B(c)		3.1200	08/15/68	190,925
165,000	Navient Private Education Refi Loan Trust Series 2020-FA B(c)		2.6900	07/15/69	134,355
235,000	Navient Private Education Refi Loan Trust Series 2021-FA B(c)		2.1200	02/18/70	174,263
272,907	SLM Private Credit Student Loan Trust Series 2004-B A4(d)	TSFR3M + 0.692%	5.0100	09/15/33	258,157
350,442	SLM Private Education Loan Trust Series 2010-C(c),(d)	TSFR1M + 4.864%	9.2280	10/15/41	368,030
295,448	SLM Student Loan Trust Series 2012-1 A3(d)	SOFR30A + 1.064%	5.4130	09/25/28	279,819
11,822	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	4.8520	10/25/40	10,060
54,850	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	4.9120	01/25/55	52,238
262,000	SLM Student Loan Trust Series 2008-4 B(d)	SOFR90A + 2.112%	6.4520	04/25/73	268,449
375,000	SLM Student Loan Trust Series 2008-5 B(d)	SOFR90A + 2.112%	6.4520	07/25/73	379,590
375,000	SLM Student Loan Trust Series 2008-2 B(d)	SOFR90A + 1.462%	5.8020	01/25/83	380,935
375,000	SLM Student Loan Trust Series 2008-3 B(d)	SOFR90A + 1.462%	5.8020	04/26/83	378,304
					4,352,012

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 60.9% (Continued)
	WHOLE BUSINESS - 0.8%
39,869	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	TSFR1M + 2.264%	6.6050	10/20/40	$34,333
79,859	Business Loan Express Business Loan Trust Series 2007-AX C(d)	TSFR1M + 2.264%	6.6050	10/20/40	68,770
1,950,762	Harvest SBA Loan Trust Series 2023-1 C(c),(d)	SOFR30A + 8.500%	12.9670	10/25/50	2,088,382
1,420,221	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		1.5500	10/25/35	39,097
1,008,610	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		2.9380	10/25/40	29,555
31,811	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.250%	7.2500	12/25/48	31,757
34,810	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.700%	6.8000	10/25/49	35,011
312,150	Newtek Small Business Loan Trust Series 2023-1 A(c),(d)	PRIME - 0.500%	7.0000	07/25/50	314,778
126,237	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	7.0000	12/27/44	126,147
431,692	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	7.5700	04/25/48	439,157
					3,206,987
	TOTAL ASSET BACKED SECURITIES (Cost $260,406,590)				251,713,143

	CORPORATE BONDS — 14.3%
	ASSET MANAGEMENT - 0.2%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISOA30-USISOA02)	0.0000	01/21/26	68,338
274,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	12/31/33	183,238
65,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	51,694
890,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)-1.00%	0.0000	07/29/34	607,424
					910,694
	BANKING - 2.7%
190,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02-0.75%)	0.0000	06/27/33	126,350
120,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02)-0.738%	0.0000	01/30/34	80,400
100,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02)-1.738%	0.0000	08/28/34	68,500
525,000	Barclays Bank PLC(d)	4.250*(USISOA30-USISOA02)	0.0000	09/13/28	448,219

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.3% (Continued)
	BANKING - 2.7% (Continued)
50,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)	0.0000	10/18/28	$42,375
75,000	Barclays Bank PLC(d)	4*(USISOA10-USISOA02)-1.00%	0.0000	08/15/33	51,375
58,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)-2.00%	0.0000	04/25/34	38,788
70,000	Barclays Bank PLC(d)	8*(USISOA30-USISOA05)-2.00%	0.0000	07/31/34	55,038
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	126,113
1,037,000	Citigroup, Inc.(d)	4.5*(USISOA30-USISOA05)	0.0000	11/26/33	762,195
150,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)	1.6410	10/31/34	107,438
507,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)-1.00%	0.0000	12/29/34	356,168
55,000	Citigroup, Inc.(d)	20*(USISOA30-USISOA02)-17.5%	0.0000	08/31/35	40,150
500,000	Credit Agricole Corporate & Investment Bank S.A.(d)	9.75*(USISOA30-USISOA02)	0.0000	04/22/36	325,000
1,500,000	Credit Agricole Corporate & Investment Bank S.A.(d)	7.75*(USISOA30-USISOA02)	0.0000	05/24/36	941,249
1,220,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	1,018,699
1,079,000	Credit Suisse A.G.(d)	15*(USISOA30-USISOA02)	0.0000	10/31/31	913,103
120,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA05)-2.20%	0.0000	01/31/33	80,250
245,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02)-1.60%	0.0000	06/30/34	169,050
1,257,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02)-2.000%	0.0000	08/28/34	840,618
961,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02)-1.00%	0.0000	11/26/34	661,889
738,000	Deutsche Bank A.G.(d)	10*(USISOA30-USISOA02)-8.750%	0.0000	03/27/35	555,345

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.3% (Continued)
	BANKING - 2.7% (Continued)
75,000	Deutsche Bank A.G.(d)	15*(USISOA30-USISOA02)-13.125%	0.0000	12/23/35	$51,938
100,000	HSBC USA, Inc.(d)	6.250*(USISOA30-USISOA05)	0.0000	05/21/29	84,000
200,000	Lloyds Bank plc(d)	4.3*(USISOA30-USISOA05-0.500%)	0.0000	01/31/33	136,000
136,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02)-1.00%	0.9800	10/25/33	95,200
655,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02)-1.400%	0.0000	11/27/33	459,286
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISOA30-USISOA02)	0.0000	04/30/34	190,350
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISOA30-USISOA05)-1.875%	0.0000	07/31/34	959,752
125,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02)-0.25%	0.0000	08/18/31	97,813
100,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02)-0.50%	0.0000	08/26/31	74,500
202,000	SG Structured Products, Inc.(b)		1.0000	03/31/26	190,890
185,000	SG Structured Products, Inc.(d)	4*(USISOA30-USISOA02)-2.00%	0.0000	07/29/31	149,850
744,000	Societe Generale S.A.(d)	10*(USISOA30-USISOA02)	0.0000	10/29/32	639,840
203,000	Societe Generale S.A.(d)	50*(USISOA30-USISOA02)	0.0000	01/31/35	182,700
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	5.9990	02/15/34	106,788
					11,227,219
	INSTITUTIONAL FINANCIAL SERVICES - 7.1%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	04/25/32	40,470
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30-USISOA02)	0.0000	11/22/32	30,100
200,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	0.0000	03/29/34	182,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	03/29/34	57,000

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 7.1% (Continued)
1,350,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	01/22/35	$1,268,999
553,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	0.0000	04/01/41	475,580
1,700,000	Citigroup Global Markets Holdings, Inc.(d)	25*(USISOA30-USISOA02)	0.0000	09/03/41	1,427,999
300,000	Credit Suisse A.G.(d)	7.5*(USISOA30-USISOA02)	0.0000	09/30/30	240,000
627,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	531,383
95,000	Credit Suisse A.G.(d)	8*(USISOA30-USISOA02)	5.1500	10/30/30	76,950
791,000	Credit Suisse A.G.(d)	12*(USISOA30-USISOA02)	0.0000	04/29/31	660,485
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISOA30-USISOA05)	0.0000	03/19/29	306,144
500,000	GS Finance Corporation(d)	7*(USISOA30-USISOA05)-1.75%	0.0000	03/24/31	379,375
97,000	Jefferies Financial Group, Inc.(d)	7.5*(USISOA30-USISOA02)	0.0000	05/31/34	73,235
30,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	06/30/37	22,575
150,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	08/31/37	112,875
1,071,000	Jefferies Financial Group, Inc.(d)	9*(USISOA10-USISOA02)	0.0000	08/31/37	797,894
248,000	Jefferies Financial Group, Inc.(d)	8*(USISOA10-USISOA02)	0.0000	09/30/37	182,280
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	10/31/37	180,300
1,250,000	Jefferies Financial Group, Inc.(d)	8.5*(USISOA30-USISOA02)	5.4720	10/31/37	856,249
110,000	Jefferies Financial Group, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	01/31/38	88,688
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	5.0860	02/28/38	630,418
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	8.5810	03/20/40	275,042
1,000,000	JPMorgan Chase Financial Company, LLC(d)	10*(USISOA30-USISOA02)	4.6100	10/21/36	690,000
125,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	3.5870	08/31/26	118,750
138,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	3.5580	12/27/26	129,720
115,000	Morgan Stanley(b)		8.0000	03/21/27	112,988
56,000	Morgan Stanley(d)	4*(USISOA30-USISOA05)	0.0000	06/28/28	48,160

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 7.1% (Continued)
100,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA05)	3.1840	07/31/28	$81,602
1,015,000	Morgan Stanley(d)	8*(USISOA30-USISOA05)	0.0000	09/27/28	883,049
772,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/15/28	648,480
125,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	2.6422	12/03/28	109,688
100,000	Morgan Stanley(b)		6.0000	06/29/29	97,250
4,385,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	04/30/30	3,639,549
1,628,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	05/29/30	1,351,239
508,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	06/30/30	421,640
221,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	07/31/30	180,115
390,000	Morgan Stanley(d)	8.5*(USISOA30-USISOA02)	0.0000	08/19/30	319,800
216,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	08/31/30	176,040
428,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	355,240
171,000	Morgan Stanley Series 10(d)	5*(USISOA30-USISOA02)	0.0000	10/30/30	115,338
151,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/30/30	120,800
50,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/30/30	39,000
66,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	6.8150	11/30/30	54,780
30,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	6.8150	01/29/31	24,900
167,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	03/31/31	157,398
20,000	Morgan Stanley(b)		8.0000	03/31/31	17,100
89,000	Morgan Stanley(b)		8.5000	05/31/31	82,993
125,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	06/30/31	118,125
114,000	Morgan Stanley(b)		8.5000	07/29/31	106,305
268,200	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	09/16/31	211,878
231,000	Morgan Stanley(d)	5*(USISOA30-USISOA05)	2.9900	02/15/33	165,743

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 7.1% (Continued)
247,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/34	$174,135
345,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	2.7100	02/28/34	232,013
130,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	2.7260	02/28/34	89,050
209,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	03/31/34	140,553
287,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	05/30/34	193,008
485,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	06/30/34	317,958
450,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	08/29/34	307,125
133,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.3030	08/29/34	90,773
160,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	09/30/34	109,200
231,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	4.5060	09/30/34	146,477
279,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/08/34	190,418
295,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/31/34	212,400
169,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.2190	10/31/34	115,343
279,000	Morgan Stanley(b)		7.2500	10/31/34	218,318
185,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/28/34	126,263
60,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	4.1840	11/28/34	43,200
230,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA02)	0.0000	12/31/34	155,825
567,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/35	413,910
450,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	3.2190	01/30/35	307,125
40,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	2.9890	02/27/35	27,300
346,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	03/31/35	236,145
888,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	0.0000	03/31/35	630,480
921,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	04/30/35	828,899
100,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	05/29/35	90,000

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 7.1% (Continued)
366,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	06/30/35	$329,400
458,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	07/31/35	412,200
287,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	09/30/35	258,300
176,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	11/30/35	158,400
241,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	12/23/35	216,900
909,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	02/29/36	703,338
70,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	9.0000	08/31/36	59,850
75,000	Morgan Stanley Finance, LLC(d)	(USISOA30-USISOA02)	0.0000	09/30/36	60,938
1,215,000	Morgan Stanley Finance, LLC(d)	11*(USISOA30-USISOA02)	6.2560	05/26/37	856,574
333,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	9.0000	06/30/37	252,248
869,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	9.0000	08/31/37	623,508
422,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	8.0000	11/22/37	301,730
					29,103,015
	LEISURE FACILITIES & SERVICES - 0.2%
725,867	Times Square Hotel Trust(c)		8.5280	08/01/26	728,385

	OIL & GAS PRODUCERS - 0.2%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	280,232
870,000	Petroleos Mexicanos		6.7500	09/21/47	682,289
					962,521
	SPECIALTY FINANCE - 3.9%
179,179	Fort Knox Military Housing Privatization Project(c),(d)	TSFR1M + 0.454%	4.8180	02/15/52	143,148
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	TSFR6M + 2.478%	6.5900	05/01/32	2,529,671
737,000	Morgan Stanley Finance, LLC(d)	15(USISOA30-USISOA02)	0.0000	04/30/33	619,080
541,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	06/30/36	420,628
242,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	07/29/36	196,020
3,863,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	08/31/36	3,302,865

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.3% (Continued)
	SPECIALTY FINANCE - 3.9% (Continued)
1,143,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/30/36	$977,265
3,883,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	11/29/36	3,319,965
40,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	10.0000	12/30/36	34,200
1,707,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	01/31/37	1,459,485
100,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	9.0000	03/31/37	81,000
767,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	04/28/37	655,785
290,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	07/31/37	247,950
168,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/29/37	143,640
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	09/29/37	1,575,955
25,433	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	TSFR3M + 1.122%	5.4240	07/03/33	25,085
634,876	Select Notes Trust LT		5.9100	02/22/33	584,943
					16,316,685
	TOTAL CORPORATE BONDS (Cost $63,645,688)				59,248,519

	NON U.S. GOVERNMENT & AGENCIES — 0.0%(g)
	SOVEREIGN - 0.0%(g)
160,000	Argentina Bonar Bonds(e)		0.7500	07/09/30	93,913
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $75,725)				93,913

	U.S. GOVERNMENT & AGENCIES — 11.5%
	AGENCY FIXED RATE - 0.8%
2,962,385	Fannie Mae Pool BY8354		6.0000	08/01/53	3,045,056
68,560	Ginnie Mae II Pool 786928		6.5000	09/20/53	69,798
					3,114,854
	AGENCY MBS OTHER - 0.0%(g)
32,193	Fannie Mae Pool 257064		4.5000	11/01/37	32,127

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 11.5% (Continued)
	AGENCY MBS OTHER - 0.0%(g) (Continued)
2,086	Ginnie Mae II Pool BU6365(b)	4.6760	04/20/70	$2,083
				34,210

		Discount Rate (%)
	U.S. TREASURY BILLS — 10.7%
10,000,000	United States Treasury Bill(f)	3.9551	11/13/25	9,918,699
10,000,000	United States Treasury Bill(f)	3.9400	12/16/25	9,882,896
10,000,000	United States Treasury Bill(f)	3.9315	12/18/25	9,880,963
5,000,000	United States Treasury Bill(f)	3.9446	12/23/25	4,937,544
10,010,000	United States Treasury Bill(f)	3.9437	12/30/25	9,877,315
				44,497,417
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $47,544,121)			47,646,481

	TOTAL INVESTMENTS - 86.7% (Cost $371,672,124)			$358,702,056
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.3%			55,149,412
	NET ASSETS - 100.0%			$413,851,468

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
220	CBOT 10 Year US Treasury Note Future	12/19/2025	$24,750,000	$71,237
100	CBOT 3 Year US Treasury Note Future	12/31/2025	21,316,406	30,364
70	CBOT 5 Year US Treasury Note Future	12/31/2025	7,662,813	17,865
	TOTAL FUTURES CONTRACTS			$119,466

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Value(1)	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY Series 43	Annual(2)	GS	5.00%	12/20/2029	$55,000,000	$(4,405,235)	$(3,646,596)	$(758,639)
CDX.NA.HY Series 44	Annual(3)	GS	(5.00)%	6/20/2030	(17,000,000)	1,400,713	421,976	978,737
TOTAL						$(3,004,522)	$(3,224,620)	$220,098

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	Buy Protection
(3)	Sell Protection

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

GS	- Goldman Sachs
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year Constant Maturity Treasury
CMS2	2 Year Constant Maturity Swap Rate
CMS5	5 Year Constant Maturity Swap Rate
CMS30	30 Year Constant Maturity Swap Rate
ECOFC	Enterprise 11th District Cost of Funds Index
EUR003M	Euribor 3 Month
EUR006M	Euribor 6 Month
PRIME	Prime Rate by U.S.
SOFR30A	United States 30 Day Average Secured Overnight Financing Rate
SOFR90A	United States 90 Day Average Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 Month
TSFR3M	Secured Overnight Financing Rate 3 Month
TSFR6M	Secured Overnight Financing Rate 6 Month
USISOA02	USD SOFR Spread-Adj. ICE Swap Rate 2Y
USISOA05	USD SOFR Spread-Adj. ICE Swap Rate 5Y
USISOA10	USD SOFR Spread-Adj. ICE Swap Rate 10Y
USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

(a)	Interest only securities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is $170,607,862 or 41.2% of net assets.
(d)	Variable rate security; the rate shown represents the rate on August 31, 2025.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at August 31, 2025.
(f)	Zero coupon bond.
(g)	Percentage rounds to less than 0.1%.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2025

	Easterly Global Real Estate Fund	Easterly Hedged Equity Fund	Easterly Snow Small Cap Value Fund		Easterly Snow Long/Short Opportunity Fund		Easterly Income Opportunities Fund
Assets:
Total Investments, at cost	$252,613,620	$245,750,521	$23,811,430		$87,587,225		$371,672,124
Total Investments, at value	222,162,654	300,500,375	30,552,417		115,892,416		358,702,056
Cash	25,260,731	22,207,196	921,936		682,109		59,360,514
Cash Collateral Held at Custodian	-	-	-		1,534,493		-
Foreign Cash (Cost $454,947, $0, $0, $0, $195,818)	457,063	-	-		-		194,562
Deposit at custodian for collateral for swaps	-	-	-		-		1,390,000
Deposit at broker	-	-	-		20,189,867		-
Deposit at broker for swaps	-	-	-		-		6,635,537
Deposit at broker for futures	-	-	-		-		4,241,265
Unrealized appreciation on swaps	-	12,146,882	-		-		978,737
Unrealized appreciation on futures	-	-	-		-		119,466
Interest and dividends receivable	1,321,823	15,826	64,456		366,424		1,791,557
Receivable for securities sold	2,533,870	-	-		-		65,211
Receivable for fund shares sold	18,932	359,293	60		-		50,118
Prepaid expenses and other assets	26,303	39,918	17,981		26,198		321,244
Total Assets	251,781,376	335,269,490	31,556,850		138,691,507		433,850,267

Liabilities:
Due to Broker	-	23,843	-		-		-
Options Written (premiums received $0, $3,156,192, $0, $1,547,277, $0)	-	3,003,000	-		1,661,527		-
Securities sold short (premiums received $0, $0, $0, $35,937,527, $0)	-	-	-		38,940,708		-
Payable for securities purchased	524,510	-	-		-		15,277,905
Payable to manager	196,243	271,527	6,283		52,857		363,939
Payable for distribution (12b-1) fees	35,043	18,396	7,964		27,556		20,838
Payable for dividends on short sales	-	-	-		37,242		-
Payable for fund shares redeemed	273,585	140,068	-		50		167,349
Administration fees payable	41,487	41,390	10,333		17,873		107,719
Trustee fees payable	5,626	5,681	5,711		5,719		5,416
Premiums received on swaps	-	-	-		-		3,224,620
Unrealized depreciation on swaps	-	-	-		-		758,639
Accrued expenses and other liabilities	135,147	62,658	39,069		60,620		72,374
Total Liabilities	1,211,641	3,566,563	69,360		40,804,152		19,998,799

Net Assets	$250,569,735	$331,702,927	$31,487,490		$97,887,355		$413,851,468

Net Assets:
Paid in capital	620,764,435	271,971,955	23,464,912		69,136,828		429,246,779
Accumulated earnings (loss)	(370,194,700)	59,730,972	8,022,578		28,750,527		(15,395,311)
Net Assets	$250,569,735	$331,702,927	$31,487,490		$97,887,355		$413,851,468

Net Asset Value Per Share
Class A
Net Assets	$35,808,672	$9,316,943	$13,058,041		$48,961,905		$10,457,063
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,507,086	659,085	194,936		1,350,529		1,015,693
Net asset value, redemption price per share (a)	$14.28	$14.14	$66.99		$36.25		$10.30
Offering price per share (maximum sales charge of 5.75%, 5.75%, 5.75%, 5.75% and 2.00%, respectively)	$15.15	$15.00	$71.08		$38.46		$10.51

Class C
Net Assets	$16,676,683	$4,002,069	$1,330,048		$1,983,803		$4,444,925
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,163,388	294,626	22,145		58,982		444,231
Net asset value, offering price per share (b)	$14.33	$13.58	$60.06		$33.63		$10.01

Class I
Net Assets	$195,469,030	$317,747,202	$17,099,331		$46,941,601		$302,236,445
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	12,851,319	22,013,890	246,841		1,278,940		30,210,820
Net asset value, redemption price and offering price per share	$15.21	$14.43	$69.27		$36.70		$10.00

Class R6
Net Assets	$2,615,350	$636,713	$70		$46		$96,713,035
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	168,714	42,587	1		1		9,324,477
Net asset value, redemption price and offering price per share	$15.50	$14.95	$69.28	(c)	$36.71	(c)	$10.37

(a)	Effective September 6, 2024 Class A shares of the Global Real Estate, Hedged Equity, Snow Small Cap Value, and Snow Long/Short Opportunity Fund that are purchased at net asset value (“NAV”) in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase.
(b)	Redemption price per C share varies based on length of time shares are held.
(c)	Doesn't recalculate due to rounding.

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended August 31, 2025

	Easterly Global Real Estate Fund	Easterly Hedged Equity Fund	Easterly Snow Small Cap Value Fund*	Easterly Snow Small Cap Value Fund	Easterly Snow Long/Short Opportunity Fund*	Easterly Snow Long/Short Opportunity Fund	Easterly Income Opportunities Fund**	Easterly Income Opportunities Fund
				Year Ended February 28, 2025		Year Ended February 28, 2025		Year Ended November 30, 2024
Investment Income:
Dividend income	$8,738,511	$2,218,016	$492,983	$664,692	$1,242,601	$2,447,383	$-	$-
Interest income	340,935	299,017	19,069	76,148	281,137	591,603	18,772,429	23,306,812
Less: Foreign withholding taxes	(639,011)	-	(3,973)	(5,646)	(44,465)	(86,490)	-
Total Investment Income	8,440,435	2,517,033	508,079	735,194	1,479,273	2,952,496	18,772,429	23,306,812

Operating Expenses:
Management fees	2,475,865	2,691,540	102,801	225,634	365,596	748,552	3,401,782	3,917,908
Distribution (12b-1) fees
Class A Shares	98,493	19,288	14,264	30,059	57,359	119,229	19,036	15,166
Class C Shares	207,789	28,279	6,069	12,004	9,770	22,703	31,210	36,551
Shareholder servicing fees	338,071	234,770	9,057	23,994	32,388	83,245	181,603	213,076
Administration fees	159,938	118,432	11,278	20,652	32,080	68,815	390,075	503,344
Legal fees	68,243	72,427	27,618	80,664	27,470	78,718	46,406	113,116
Transfer Agent	66,414	83,790	16,004	30,136	15,117	28,546	78,756	96,878
Registration fees	60,438	56,168	18,769	39,309	22,735	45,659	55,822	67,554
Audit fees	42,352	17,572	15,238	13,247	19,529	19,507	25,135	22,644
Printing and postage expense	40,266	30,998	4,666	8,320	3,127	15,185	36,049	52,495
Custodian fees	37,528	23,977	11,098	24,666	14,163	32,855	37,535	51,078
Trustees' fees	22,023	22,315	11,314	27,686	11,314	26,685	16,769	26,457
Insurance expense	20,831	10,563	887	1,950	2,973	6,449	15,370	19,282
Interest Expense	18,932	148,940	-	-	-		332,478	444,306
Compliance officer fees	9,361	14,923	3,712	8,419	6,339	8,310	14,750	7,992
Dividend Expense	-	-	-	-	290,124	526,138	-	-
Miscellaneous expenses	56,441	3,402	1,965	3,893	1,915	3,796	2,498	5,376
Total Operating Expenses	3,722,985	3,577,384	254,740	550,633	911,999	1,834,392	4,685,274	5,593,223
Less: Expenses waived and/or reimbursed	(423,723)	(573,561)	(104,072)	(207,589)	-	-	(464,007)	(738,287)
Net Operating Expenses	3,299,262	3,003,823	150,668	343,044	911,999	1,834,392	4,221,267	4,854,936

Net Investment Income (Loss)	5,141,173	(486,790)	357,411	392,150	567,274	1,118,104	14,551,162	18,451,876

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(22,334,749)	20,274,740	927,736	1,853,654	3,189,910	8,462,808	5,452,654	(420,591)
Short sales	-	-	-	-	(705,210)	(6,534,187)	-	-
Options purchased	-	(34,856,740)	-	-	-	(35,567)	-	-
Options written	-	18,043,370	-	-	885,038	773,436	-	-
Futures	-	-	-	-	-	-	806,834	1,099,090
Swaps	-	4,140,627	-	-	-	-	(2,543,159)	(289,180)
Net realized gain (loss):	(22,334,749)	7,601,997	927,736	1,853,654	3,369,738	2,666,490	3,716,329	389,319

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency transactions	16,726,888	13,164,046	2,705,657	(385,968)	7,822,989	799,027	1,487,137	17,229,609
Short sales	-	-	-	-	(3,208,644)	1,006,245	-	-
Options purchased	-	1,178,768	-	-	-	33,745	-	-
Options written	-	768,054	-	-	(224,484)	1,035,369	-	-
Futures	-	-	-	-	-	-	(174,169)	312,250
Swaps	-	4,713,061	-	-	-	-	2,120,943	(5,283,252)
Net change in unrealized appreciation (depreciation)	16,726,888	19,823,929	2,705,657	(385,968)	4,389,861	2,874,386	3,433,911	12,258,607

Net Realized and Unrealized Gain (Loss) On Investments	(5,607,861)	27,425,926	3,633,393	1,467,686	7,759,599	5,540,876	7,150,240	12,647,926

Net Increase (Decrease) in Net Assets Resulting From Operations	$(466,688)	$26,939,136	$3,990,804	$1,859,836	$8,326,873	$6,658,980	$21,701,402	$31,099,802

*	For the six months ended August 31, 2025.
**	For the nine months ended August 31, 2025.

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly Global Real Estate Fund		Easterly Hedged Equity Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net investment income (loss)	$5,141,173	$10,016,882	$(486,790)	$(133,774)
Net realized gain (loss) on investments, options, swaps and foreign currency transactions	(22,334,749)	(299,117,170)	7,601,997	(6,007,291)
Net change in unrealized appreciation on investments, options, swaps and foreign currency transactions	16,726,888	335,251,084	19,823,929	31,168,718
Net increase (decrease) in net assets resulting from operations	(466,688)	46,150,796	26,939,136	25,027,653

Distributions to Shareholders:
Total Distributions Paid:
Class A	(942,765)	(1,330,910)	-	(6,841)
Class C	(364,963)	(521,401)	-	(1,457)
Class I	(5,202,071)	(8,517,756)	(192,550)	(302,057)
Class R6	(76,686)	(571,161)	(638)	(2,104)
Total Dividends and Distributions to Shareholders	(6,586,485)	(10,941,228)	(193,188)	(312,459)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	2,384,284	4,358,098	5,178,798	6,697,127
Class C	276,207	170,922	2,094,863	1,251,272
Class I	23,758,697	43,515,282	225,560,471	67,664,053
Class R6	54,492	5,976,142	348	130,062
Reinvestment of dividends and distributions
Class A	849,239	1,201,056	-	6,599
Class C	335,406	482,400	-	1,457
Class I	4,010,241	6,219,941	167,856	288,210
Class R6	17,885	452,260	427	1,513
Cost of shares redeemed
Class A	(12,566,128)	(20,885,798)	(2,471,686)	(4,870,254)
Class C	(8,996,436)	(11,858,473)	(238,809)	(48,772)
Class I	(72,577,662)	(208,205,281)	(100,567,486)	(37,968,053)
Class R6	(1,338,717)	(35,151,346)	(373,604)	(1,099,014)
Net increase (decrease) in net assets from share transactions of beneficial interest	(63,792,492)	(213,724,797)	129,351,178	32,054,200

Total Increase (Decrease) in Net Assets	(70,845,665)	(178,515,229)	156,097,126	56,769,394

Net Assets:
Beginning of year	321,415,400	499,930,629	175,605,801	118,836,407
End of year	$250,569,735	$321,415,400	$331,702,927	$175,605,801

Share Activity
Shares sold
Class A	169,411	349,262	389,199	572,220
Class C	19,227	13,633	163,561	110,183
Class I	1,601,372	3,156,636	16,560,405	5,749,561
Class R6	3,589	433,026	24	10,045
Shares reinvested
Class A	60,237	93,326	-	602
Class C	23,490	37,115	-	136
Class I	267,811	456,766	12,361	25,849
Class R6	1,172	32,517	30	132
Shares redeemed
Class A	(901,790)	(1,623,366)	(184,803)	(428,816)
Class C	(641,606)	(922,615)	(18,610)	(4,365)
Class I	(4,909,096)	(15,236,077)	(7,432,477)	(3,235,508)
Class R6	(88,032)	(2,527,238)	(27,257)	(96,722)
Net increase (decrease) in shares of beneficial interest	(4,394,215)	(15,737,015)	9,462,433	2,703,317

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Easterly Snow Small Cap Value Fund			Easterly Snow Long/Short Opportunitiy Fund
	Six Months Ended August 31, 2025	Year ended February 28, 2025	Year Ended February 29, 2024	Six Months Ended August 31, 2025	Year ended February 28, 2025	Year Ended February 29, 2024
Operations:
Net investment income	$357,411	$392,150	$223,003	$567,274	$1,118,104	$1,653,705
Net realized gain (loss) on investments	927,736	1,853,654	473,839	3,369,738	2,666,490	386,368
Net change in unrealized appreciation (depreciation) on investments	2,705,657	(385,968)	2,372,815	4,389,861	2,874,386	4,135,869
Net increase in net assets resulting from operations	3,990,804	1,859,836	3,069,657	8,326,873	6,658,980	6,175,942

Distributions to Shareholders:
Total Distributions Paid:
Class A	-	(87,006)	(4,350)	-	(2,164,412)	(990,430)
Class C	-	(658)	-	-	(83,971)	(41,841)
Class I	-	(135,554)	(29,406)	-	(2,067,795)	(1,014,331)
Class R6	-	(1)	(0)*	-	(2)	(1)
Total Dividends and Distributions to Shareholders	-	(223,219)	(33,756)	-	(4,316,180)	(2,046,603)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	66,570	697,159	109,541	529,771	1,597,655	748,670
Class C	13,408	203,782	29,061	0 *	-	25
Class I	789,099	3,328,458	2,370,958	39,082	735,386	946,681
Class R6	-	-	-	-	-	-
Reinvestment of dividends and distributions
Class A	-	20,607	874	-	600,527	273,796
Class C	-	658	-	-	78,708	39,830
Class I	-	69,427	17,262	-	1,711,635	822,234
Class R6	-	1	0 *	-	2	1
Cost of shares redeemed
Class A	(101,103)	(973,993)	(357,123)	(1,891,578)	(6,128,890)	(4,684,032)
Class C	(136,231)	(169,245)	(950,391)	(177,435)	(817,724)	(229,262)
Class I	(445,918)	(1,785,490)	(7,624,755)	(316,356)	(5,736,162)	(5,195,251)
Class R6	-	-	-	-	-	-
Net increase (decrease) in net assets from share transactions of beneficial interest	185,825	1,391,364	(6,404,573)	(1,816,516)	(7,958,863)	(7,277,308)

Total Increase (Decrease) in Net Assets	4,176,629	3,027,981	(3,368,672)	6,510,357	(5,616,063)	(3,147,969)

Net Assets:
Beginning of year/period	27,310,861	24,282,880	27,651,552	91,376,998	96,993,061	100,141,030
End of year/period	$31,487,490	$27,310,861	$24,282,880	$97,887,355	$91,376,998	$96,993,061

Share Activity
Shares sold
Class A	1,164	11,903	2,151	15,554	47,451	31,284
Class C	268	3,864	645	0 **	-	24,492
Class I	13,698	53,947	49,446	1,133	21,764
Class R6	-	-	-	-	-	1
Shares reinvested
Class A	-	322	18	-	17,868	8,915
Class C	-	11	-	-	2,510	1,387
Class I	-	1,050	340	-	50,387	26,507
Class R6	-	0 **	0 **	-	0 **	0 **
Shares redeemed
Class A	(1,749)	(16,659)	(7,343)	(56,766)	(182,699)	(153,820)
Class C	(2,701)	(3,175)	(22,098)	(5,791)	(26,165)	(7,852)
Class I	(7,672)	(29,084)	(164,101)	(9,567)	(167,726)	(166,908)
Class R6	-	-	-	-	-	-
Net increase (decrease) in shares of beneficial interest	3,008	22,179	(140,942)	(55,437)	(236,610)	(235,994)

*	Less than $1.00.
**	Less than 1 share.

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Easterly Income Opportunities Fund
	Nine Months Ended August 31, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net investment income	$14,551,162	$18,451,876	$15,342,614
Net realized gain (loss) on investments	3,716,329	389,319	(425,745)
Net change in unrealized appreciation (depreciation) on investments	3,433,911	12,258,607	(700,168)
Net increase in net assets resulting from operations	21,701,402	31,099,802	14,216,701

Distributions to Shareholders:
Total Distributions Paid:
Class A	(346,618)	(287,003)	(659,176)
Class C	(126,856)	(149,225)	(233,492)
Class I	(10,741,451)	(12,036,395)	(15,460,411)
Class R6	(2,999,160)	(3,958,808)	(5,964,481)
Return of Capital
Class A	(14,588)	(54,370)	-
Class C	(6,401)	(33,420)	-
Class I	(433,107)	(2,162,099)	-
Class R6	(120,533)	(712,009)	-
Total Dividends and Distributions to Shareholders	(14,788,714)	(19,393,329)	(22,317,560)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	23,675,477	4,016,462	4,102,974
Class C	1,156,279	1,215,430	725,489
Class I	99,776,062	97,962,493	121,236,095
Class R6	31,919,721	6,435,020	13,420,081
Reinvestment of dividends and distributions
Class A	280,563	241,860	530,834
Class C	109,486	139,923	164,808
Class I	9,639,758	12,566,999	13,780,377
Class R6	2,580,988	3,912,798	4,724,777
Cost of shares redeemed
Class A	(21,375,605)	(2,742,648)	(9,568,819)
Class C	(724,755)	(1,183,255)	(1,716,476)
Class I	(65,710,266)	(94,652,808)	(105,969,267)
Class R6	(16,163,396)	(16,620,026)	(29,892,214)
Net increase in net assets from share transactions of beneficial interest	65,164,312	11,292,248	11,538,659

Total Increase in Net Assets	72,077,000	22,998,721	3,437,800

Net Assets:
Beginning of year/period	341,774,468	318,775,747	315,337,947
End of year/period	$413,851,468	$341,774,468	$318,775,747

Share Activity
Shares sold
Class A	2,317,757	399,333	414,956
Class C	117,046	124,840	75,174
Class I	10,080,160	10,122,470	12,562,281
Class R6	3,108,125	647,404	1,360,347
Shares reinvested
Class A	27,568	24,366	53,971
Class C	11,069	14,484	17,190
Class I	975,037	1,301,067	1,438,071
Class R6	252,294	394,574	483,125
Shares redeemed
Class A	(2,095,046)	(276,555)	(975,479)
Class C	(73,310)	(122,205)	(177,742)
Class I	(6,629,756)	(9,805,661)	(11,001,893)
Class R6	(1,585,200)	(1,661,814)	(3,034,920)
Net increase in shares of beneficial interest	6,505,744	1,162,303	1,215,081

See accompanying notes to financial statements.

Easterly Global Real Estate Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	CLASS A
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$14.56	$12.96	$14.56	$18.94	$15.56
Income (Loss) from Investment Operations:
Net investment income (1)	0.22	0.29	0.20	0.14	0.11
Net realized and unrealized gain (loss)	(0.17)	1.68	(1.25)	(2.93)	4.85
Total from investment operations	0.05	1.97	(1.05)	(2.79)	4.96

Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.37)	(0.19)	(0.41)	(0.28)
Distributions from realized gains	-	-	(0.36)	(1.18)	(1.30)
Total dividends and distributions	(0.33)	(0.37)	(0.55)	(1.59)	(1.58)

Net Asset Value, End of Year	$14.28	$14.56	$12.96	$14.56	$18.94

Total Return*	0.43%	15.57%	(7.06)%	(16.03)%	33.47%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$35,809	$46,281	$56,487	$97,639	$118,587
Ratio of gross operating expenses to average net assets (2)	1.50%	1.46%	1.42%	1.36%	1.51%
Ratio of net operating expenses to average net assets (3)	1.50%	1.46%	1.42%	1.36%	1.51%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	1.58%	2.23%	1.53%	0.80%	0.64%
Portfolio Turnover Rate	186%	141%	12%	116%	160%

	CLASS C
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$14.62	$13.00	$14.63	$19.06	$15.68
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.12	0.19	0.10	0.01	(0.02)
Net realized and unrealized gain (loss)	(0.17)	1.69	(1.26)	(2.94)	4.89
Total from investment operations	(0.05)	1.88	(1.16)	(2.93)	4.87

Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.26)	(0.11)	(0.32)	(0.19)
Distributions from realized gains	-	-	(0.36)	(1.18)	(1.30)
Total dividends and distributions	(0.24)	(0.26)	(0.47)	(1.50)	(1.49)

Net Asset Value, End of Year	$14.33	$14.62	$13.00	$14.63	$19.06

Total Return*	(0.30)%+	14.70%	(7.80)%	(16.64)%	32.51%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$16,677	$25,767	$34,243	$52,362	$75,701
Ratio of gross operating expenses to average net assets (4)	2.25%	2.21%	2.17%	2.11%	2.26%
Ratio of net operating expenses to average net assets (5)	2.25%	2.21%	2.17%	2.11%	2.26%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.83%	1.47%	0.79%	0.05%	(0.11)%
Portfolio Turnover Rate	186%	141%	12%	116%	160%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:
	1.49%	1.45%	N/A	N/A	N/A
(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:
	1.49%	1.45%	N/A	N/A	N/A
(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:
	2.24%	2.20%	N/A	N/A	N/A
(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:
	2.24%	2.20%	N/A	N/A	N/A
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Global Real Estate Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	CLASS I
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$15.44	$13.70	$15.34	$19.84	$16.19
Income (Loss) from Investment Operations:
Net investment income (1)	0.30	0.36	0.27	0.20	0.18
Net realized and unrealized gain (loss)	(0.17)	1.78	(1.34)	(3.07)	5.08
Total from investment operations	0.13	2.14	(1.07)	(2.87)	5.26

Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.40)	(0.21)	(0.45)	(0.31)
Distributions from realized gains	-	-	(0.36)	(1.18)	(1.30)
Total dividends and distributions	(0.36)	(0.40)	(0.57)	(1.63)	(1.61)

Net Asset Value, End of Year	$15.21	$15.44	$13.70	$15.34	$19.84

Total Return*	0.93%	16.06%	(6.78)%	(15.74)%	34.06%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$195,469	$245,406	$376,980	$571,664	$678,440
Ratio of gross operating expenses to average net assets (2)	1.25%	1.20%	1.17%	1.11%	1.26%
Ratio of net operating expenses to average net assets (3)	1.05%	1.05%	1.04%	1.04%	1.12%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.02%	2.62%	1.92%	1.12%	1.02%
Portfolio Turnover Rate	186%	141%	12%	116%	160%

	CLASS R6
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$15.72	$13.93	$15.56	$20.09	$16.35
Income (Loss) from Investment Operations:
Net investment income (1)	0.32	0.36	0.29	0.23	0.22
Net realized and unrealized gain (loss)	(0.18)	1.83	(1.35)	(3.13)	5.13
Total from investment operations	0.14	2.19	(1.06)	(2.90)	5.35

Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.40)	(0.21)	(0.45)	(0.31)
Distributions from realized gains	-	-	(0.36)	(1.18)	(1.30)
Total dividends and distributions	(0.36)	(0.40)	(0.57)	(1.63)	(1.61)

Net Asset Value, End of Year	$15.50	$15.72	$13.93	$15.56	$20.09

Total Return*	0.98%	16.15%	(6.61)%	(15.69)%	34.29%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$2,615	$3,960	$32,221	$50,074	$32,039
Ratio of gross operating expenses to average net assets (4)	1.25%	1.19%	1.17%	1.11%	1.26%
Ratio of net operating expenses to average net assets (5)	0.95%	0.95%	0.94%	0.94%	0.97%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.14%	2.60%	2.02%	1.30%	1.18%
Portfolio Turnover Rate	186%	141%	12%	116%	160%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:
	1.24%	1.19%	N/A	N/A	N/A
(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:
	1.04%	1.04%	N/A	N/A	N/A
(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:
	1.24%	1.18%	N/A	N/A	N/A
(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:
	0.94%	0.94%	N/A	N/A	N/A
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Hedged Equity Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	CLASS A
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$12.73	$10.77	$9.99	$11.18	$10.83
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.06)	(0.04)	(0.01)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	1.47	2.03	1.03	(0.06)	1.17
Total from investment operations	1.41	1.99	1.02	(0.09)	1.09

Dividends and Distributions:
Dividends from net investment income	-	-	-	(1.10)	(0.74)
Distributions from realized gains	-	(0.03)	(0.24)	-	-
Total dividends and distributions	-	(0.03)	(0.24)	(1.10)	(0.74)

Net Asset Value, End of Year	$14.14	$12.73	$10.77	$9.99	$11.18

Total Return*	11.08%	18.48%	10.45%	(1.17)%	10.67%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$9,317	$5,787	$3,348	$1,538	$1,899
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,4)	1.83%	1.89%	1.95%	2.02%	2.04%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,5)	1.57%	1.58%	1.61%	1.54%	2.04%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(0.41)%	(0.38)%	(0.14)%	(0.33)%	(0.73)%
Portfolio Turnover Rate	38%	28%	12%	23%	44%

	CLASS C
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$12.32	$10.51	$9.82	$10.90	$10.57
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.15)	(0.14)	(0.08)	(0.10)	(0.14)
Net realized and unrealized gain (loss)	1.41	1.98	1.01	(0.08)	1.12
Total from investment operations	1.26	1.84	0.93	(0.18)	0.98

Dividends and Distributions:
Dividends from net investment income	-	-	-	(0.90)	(0.65)
Distributions from realized gains	-	(0.03)	(0.24)	-	-
Total dividends and distributions	-	(0.03)	(0.24)	(0.90)	(0.65)

Net Asset Value, End of Year	$13.58	$12.32	$10.51	$9.82	$10.90

Total Return*	10.23%+	17.51%	9.70%	(1.95)%	9.77%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$4,002	$1,844	$460	$366	$746
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,6)	2.58%	2.64%	2.70%	2.77%	2.68%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,7)	2.32%	2.33%	2.36%	2.29%	2.68%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(1.17)%	(1.19)%	(0.81)%	(1.02)%	(1.31)%
Portfolio Turnover Rate	38%	28%	12%	23%	44%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Does not include the expenses of other investment companies in which the Fund invests.
(3)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:
	1.76%	1.81%	1.84%	1.99%	1.99%
(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:
	1.50%	1.50%	1.50%	1.51%	1.99%
(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:
	2.51%	2.56%	2.59%	2.74%	2.63%
(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:
	2.25%	2.25%	2.25%	2.26%	2.63%
+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Hedged Equity Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	CLASS I
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$12.98	$10.96	$10.13	$11.33	$10.96
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)	(0.01)	0.01	(0.01)	(0.06)
Net realized and unrealized gain (loss)	1.49	2.06	1.06	(0.07)	1.19
Total from investment operations	1.46	2.05	1.07	(0.08)	1.13

Dividends and Distributions:
Dividends from net investment income	(0.01)	-	-	(1.12)	(0.76)
Distributions from realized gains	-	(0.03)	(0.24)	-	-
Total dividends and distributions	(0.01)	(0.03)	(0.24)	(1.12)	(0.76)

Net Asset Value, End of Year	$14.43	$12.98	$10.96	$10.13	$11.33

Total Return*	11.27%+	18.71%	10.80%	(0.98)%	10.91%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$317,747	$167,039	$113,264	$61,982	$33,478
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,4)	1.58%	1.64%	1.70%	1.77%	1.84%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,5)	1.32%	1.33%	1.36%	1.29%	1.84%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(0.20)%	(0.08)%	0.14%	(0.13)%	(0.51)%
Portfolio Turnover Rate	38%	28%	12%	23%	44%

	CLASS R6
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$13.40	$11.29	$10.40	$11.58	$11.13
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02	0.04	0.07	0.02	(0.02)
Net realized and unrealized gain (loss)	1.54	2.10	1.06	(0.08)	1.23
Total from investment operations	1.56	2.14	1.13	(0.06)	1.21

Dividends and Distributions:
Dividends from net investment income	(0.01)	-	-	(1.12)	(0.76)
Distributions from realized gains	-	(0.03)	(0.24)	-	-
Total dividends and distributions	(0.01)	(0.03)	(0.24)	(1.12)	(0.76)

Net Asset Value, End of Year	$14.95	$13.40	$11.29	$10.40	$11.58

Total Return*	11.67%+	18.96%+	11.10%	(0.77)%	11.49%

Ratios and Supplemental Data:
Net assets, end of year (000s)	$637	$935	$1,766	$11,289	$17,970
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,6)	1.58%	1.64%	1.70%	1.77%	1.84%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,7)	1.06%	1.07%	1.10%	1.03%	1.38%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	0.14%	0.37%	0.64%	0.20%	(0.20)%
Portfolio Turnover Rate	38%	28%	12%	23%	44%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Does not include the expenses of other investment companies in which the Fund invests.
(3)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:
	1.51%	1.56%	1.59%	1.74%	1.79%
(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:
	1.25%	1.25%	1.25%	1.26%	1.79%
(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:
	1.51%	1.56%	1.59%	1.74%	1.79%
(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:
	0.99%	0.99%	0.99%	1.00%	1.33%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Small Cap Value Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	For the Six Months Ended August 31, 2025		For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year/Period	$58.56		$54.80	$47.21	$47.22	$44.01	$26.39
Income (Loss) from Investment Operations:
Net investment income (1)	0.73		0.77	0.42	0.10	(0.14)	0.09
Net realized and unrealized gain (loss)	7.70		3.42	7.19	(0.11)	3.36	17.53
Total from investment operations	8.43		4.19	7.61	(0.01)	3.22	17.62

Dividends and Distributions:
Dividends from net investment income	-		(0.43)	(0.02)	-	(0.01)	-
Total dividends and distributions	-		(0.43)	(0.02)	-	(0.01)	-

Net Asset Value, End of Year/Period	$66.99		$58.56	$54.80	$47.21	$47.22	$44.01

Total Return*	14.40	%(2)	7.58%	16.14%+	(0.02)%+	7.32%	66.81%

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$13,058		$11,450	$10,957	$9,683	$9,893	$9,223
Ratio of gross operating expenses to average net assets (including interest expenses) (4)	1.96	%(3)	2.13%	2.35%	2.45%	2.39%	3.82%
Ratio of net operating expenses to average net assets (including interest Expenses) (5)	1.20	%(3)	1.40%	1.50%	1.50%	1.50%	1.51%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	2.50	%(3)	1.30%	0.88%	0.22%	(0.30)%	0.30%
Portfolio Turnover Rate	20	%(2)	38%	55%	38%	62%	86%

	CLASS C
	For the Six Months Ended August 31, 2025		For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year/Period	$52.70		$49.38	$42.84	$43.17	$40.54	$24.48
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.47		0.30	0.05	(0.22)	(0.46)	(0.10)
Net realized and unrealized gain (loss)	6.89		3.05	6.49	(0.11)	3.09	16.16
Total from investment operations	7.36		3.35	6.54	(0.33)	2.63	16.06

Dividends and Distributions:
Dividends from net investment income	-		(0.03)	-	-	-	-
Total dividends and distributions	-		(0.03)	-	-	-	-
Redemption Fees	-		-	-	-	0.00 **	-

Net Asset Value, End of Year/Period	$60.06		$52.70	$49.38	$42.84	$43.17	$40.54

Total Return*	13.97	%(2)+	6.78%	15.27%+	(0.76)%+	6.49%	65.60%

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$1,330		$1,295	$1,179	$1,942	$1,569	$1,746
Ratio of gross operating expenses to average net assets (including interest expenses) (7)	2.71	%(3)	2.88%	3.10%	3.20%	3.08%	4.63%
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	1.95	%(3)	2.15%	2.25%	2.25%	2.25%	2.26%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	1.79	%(3)	0.57%	0.11%	(0.55)%	(1.05)%	(0.43)%
Portfolio Turnover Rate	20	%(2)	38%	55%	38%	62%	86%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)			Not annualized.
(3)			Annualized.
(4)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class A:
	1.96	%(3)	2.13%	2.35%	2.45%	2.39%	3.80%
(5)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class A:
	1.20	%(3)	1.40%	1.50%	1.50%	1.50%	1.50%
(6)			Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class C:
	2.71	%(3)	2.88%	3.10%	3.20%	3.08%	4.62%
(8)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class C:
	1.95	%(3)	2.15%	2.25%	2.25%	2.25%	2.25%
(9)			The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Less than $0.005 cent per share.
+			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Small Cap Value Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I
	For the Six Months Ended August 31, 2025		For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022		For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year/Period	$60.48		$56.52	$48.68	$48.57	$45.23		$27.05
Income (Loss) from Investment Operations:
Net investment income (1)	0.83		1.01	0.56	0.20	(0.03)		0.15
Net realized and unrealized gain (loss)	7.96		3.53	7.42	(0.09)	3.45		18.03
Total from investment operations	8.79		4.54	7.98	0.11	3.42		18.18

Dividends and Distributions:
Dividends from net investment income	-		(0.58)	(0.14)	-	(0.08)		-
Total dividends and distributions	-		(0.58)	(0.14)	-	(0.08)		-
Redemption Fees	-		-	-	-	0.00	**	0.00 **

Net Asset Value, End of Year/Period	$69.27		$60.48	$56.52	$48.68	$48.57		$45.23

Total Return*	14.53	%(2)+	7.95%	16.42%+	0.23%+	7.57%		67.21%

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$17,099		$14,565	$12,147	$16,026	$10,779		$7,926
Ratio of gross operating expenses to average net assets (including interest expenses) (4)	1.71	%(3)	1.87%	2.09%	2.20%	2.14%		3.58%
Ratio of net operating expenses to average net assets (including interest Expenses) (5)	0.95	%(3)	1.07%	1.25%	1.25%	1.25%		1.26%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	2.75	%(3)	1.64%	1.13%	0.45%	(0.07)%		0.54%
Portfolio Turnover Rate	20	%(2)	38%	55%	38%	62%		86%

	CLASS R6
	For the Six Months Ended August 31, 2025		For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022
Net Asset Value, Beginning of Year/Period	$60.48		$56.53	$48.68	$48.57	$50.04
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	1.10		1.00	0.55	0.20	-
Net realized and unrealized gain (loss)	7.70		3.53	7.44	(0.09)	(1.39)
Total from investment operations	8.80		4.53	7.99	0.11	(1.39)

Dividends and Distributions:
Dividends from net investment income	-		(0.58)	(0.14)	-	(0.08)
Total dividends and distributions	-		(0.58)	(0.14)	-	(0.08)

Net Asset Value, End of Year/Period	$69.28		$60.48	$56.53	$48.68	$48.57

Total Return*	14.55	%(2)	7.93%	16.44%+	0.23%+	(2.77	)%(2)

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$0	***	$0 ***	$0 ***	$0 ***	$0	***
Ratio of gross operating expenses to average net assets (including interest expenses) (7)	1.71	%(3)	1.87%	2.09%	2.20%	2.14	%(3)
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	0.85	%(3)	1.00%	1.00%	1.00%	1.00	%(3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	3.64	%(3)	1.79%	2.14%	0.45%	(0.02	)%(3)
Portfolio Turnover Rate	20	%(2)	38%	55%	38%	62	%(2)

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)			Not annualized.
(3)			Annualized.
(4)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class I:
	1.71	%(3)	1.87%	2.09%	2.20%	2.14%		3.57%
(5)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class I:
	0.95	%(3)	1.07%	1.25%	1.25%	1.25%		1.25%
(6)			Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class R6:
	1.71	%(3)	1.87%	2.09%	2.20%	2.14	%(3)
(8)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Small Cap Value Fund - Class R6:
	0.85	%(3)	1.00%	1.00%	1.00%	1.00	%(3)
(9)			The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Less than $0.005 cent per share.
***			Less than 1,000.
+			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	For the Six Months Ended August 31, 2025		For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year/Period	$33.18		$32.45	$31.04	$33.38	$31.48	$25.42
Income (Loss) from Investment Operations:
Net investment income (1)	0.19		0.37	0.51	0.36	0.17	0.16
Net realized and unrealized gain (loss)	2.88		1.94	1.57	(0.66)	4.63	6.32
Total from investment operations	3.07		2.31	2.08	(0.30)	4.80	6.48

Dividends and Distributions:
Dividends from net investment income	-		(0.44)	(0.62)	(0.16)	(0.34)	(0.42)
Distributions from realized gains	-		(1.14)	(0.05)	(1.88)	(2.56)	-
Total dividends and distributions	-		(1.58)	(0.67)	(2.04)	(2.90)	(0.42)

Net Asset Value, End of Year/Period	$36.25		$33.18	$32.45	$31.04	$33.38	$31.48

Total Return*	9.25	%(2)+	7.04%	6.80%+	(0.62)%+	15.40%	25.71%

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$48,962		$46,182	$48,966	$50,585	$52,102	$46,551
Ratio of gross operating expenses to average net assets (including interest expenses) (4)	2.09	%(3)	2.05%	1.61%	1.61%	1.65%	2.04%
Ratio of net operating expenses to average net assets (including interest Expenses) (5)	2.09	%(3)	2.05%	1.61%	1.58%	1.68%	2.00%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	1.13	%(3)	1.09%	1.64%	1.14%	0.49%	0.63%
Portfolio Turnover Rate	24	%(2)	37%	73%	58%	51%	74%

	CLASS C
	For the Six Months Ended August 31, 2025		For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year/Period	$30.90		$30.28	$29.02	$31.41	$29.75	$23.85
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.06		0.11	0.26	0.12	(0.06)	(0.03)
Net realized and unrealized gain (loss)	2.67		1.81	1.46	(0.63)	4.38	5.93
Total from investment operations	2.73		1.92	1.72	(0.51)	4.32	5.90

Dividends and Distributions:
Dividends from net investment income	-		(0.16)	(0.41)	-	(0.10)	-
Distributions from realized gains	-		(1.14)	(0.05)	(1.88)	(2.56)	-
Total dividends and distributions	-		(1.30)	(0.46)	(1.88)	(2.66)	-

Net Asset Value, End of Year/Period	$33.63		$30.90	$30.28	$29.02	$31.41	$29.75

Total Return*	8.84	%(2)+	6.26%	5.99%	(1.37)%	14.64%	24.74%

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$1,984		$2,002	$2,678	$2,754	$3,158	$3,938
Ratio of gross operating expenses to average net assets (including interest expenses) (7)	2.83	%(3)	2.81%	2.36%	2.35%	2.32%	2.79%
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	2.83	%(3)	2.81%	2.36%	2.32%	2.35%	2.75%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	0.38	%(3)	0.35%	0.90%	0.39%	(0.18)%	(0.14)%
Portfolio Turnover Rate	24	%(2)	37%	73%	58%	51%	74%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)			Not annualized.
(3)			Annualized.
(4)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Long/Short Opportunity Fund - Class A:
	1.46	%(3)	1.49%	1.43%	1.48%	1.45%	1.59%
(5)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Long/Short Opportunity Fund - Class A:
	1.46	%(3)	1.49%	1.43%	1.45%	1.48%	1.55%
(6)			Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Long/Short Opportunity Fund - Class C:
	2.20	%(3)	2.24%	2.18%	2.22%	2.10%	2.34%
(8)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Long/Short Opportunity Fund - Class C:
	2.20	%(3)	2.24%	2.18%	2.19%	2.13%	2.30%
(9)			The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
+			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Snow Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I
	For the Six Months Ended August 31, 2025		For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022		For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year/Period	$33.55		$32.79	$31.37	$33.71	$31.76		$25.68
Income (Loss) from Investment Operations:
Net investment income (1)	0.24		0.46	0.59	0.44	0.25		0.22
Net realized and unrealized gain (loss)	2.91		1.97	1.58	(0.66)	4.69		6.39
Total from investment operations	3.15		2.43	2.17	(0.22)	4.94		6.61

Dividends and Distributions:
Dividends from net investment income	-		(0.53)	(0.70)	(0.24)	(0.43)		(0.53)
Distributions from realized gains	-		(1.14)	(0.05)	(1.88)	(2.56)		-
Total dividends and distributions	-		(1.67)	(0.75)	(2.12)	(2.99)		(0.53)

Net Asset Value, End of Year/Period	$36.70		$33.55	$32.79	$31.37	$33.71		$31.76

Total Return*	9.39	%(2)+	7.33%	7.03%+	(0.36)%+	15.69%		26.00%

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$46,942		$43,194	$45,349	$46,802	$48,198		$45,372
Ratio of gross operating expenses to average net assets (including interest expenses) (4)	1.84	%(3)	1.80%	1.36%	1.36%	1.41%		1.79%
Ratio of net operating expenses to average net assets (including interest Expenses) (5)	1.84	%(3)	1.80%	1.36%	1.33%	1.44%		1.75%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (6,9)	1.38	%(3)	1.35%	1.90%	1.39%	0.72%		0.83%
Portfolio Turnover Rate	24	%(2)	37%	73%	58%	51%		74%

	CLASS R6
	For the Six Months Ended August 31, 2025		For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022
Net Asset Value, Beginning of Year/Period	$33.55		$32.80	$31.37	$33.71	$35.83
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.43		0.46	0.59	0.44	0.12
Net realized and unrealized gain (loss)	2.73		1.96	1.59	(0.66)	0.75
Total from investment operations	3.16		2.42	2.18	(0.22)	0.87

Dividends and Distributions:
Dividends from net investment income	-		(0.53)	(0.70)	(0.24)	(0.43)
Distributions from realized gains	-		(1.14)	(0.05)	(1.88)	(2.56)
Total dividends and distributions	-		(1.67)	(0.75)	(2.12)	(2.99)

Net Asset Value, End of Year/Period	$36.71		$33.55	$32.80	$31.37	$33.71

Total Return*	9.42	%(2)	7.29%	7.07%+	(0.36)%+	2.55	%(2)

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$0	***	$0 ***	$0 ***	$0 ***	$0	***
Ratio of gross operating expenses to average net assets (including interest expenses) (7)	1.84	%(3)	1.80%	1.36%	1.36%	1.41	%(3)
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	1.63	%(3)	1.56%	1.18%	1.13%	1.23	%(3)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (6,9)	2.52	%(3)	1.38%	2.54%	1.77%	1.05	%(3)
Portfolio Turnover Rate	24	%(2)	37%	73%	58%	51	%(2)

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)			Not annualized.
(3)			Annualized.
(4)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Long/Short Opportunity Fund - Class I:
	1.21	%(3)	1.24%	1.18%	1.23%	1.18%		1.34%
(5)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Long/Short Opportunity Fund - Class I:
	1.21	%(3)	1.24%	1.18%	1.20%	1.21%		1.30%
(6)			Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Long/Short Opportunity Fund - Class R6:
	1.21	%(3)	1.24%	1.18%	1.23%	1.18	%(3)
(8)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Long/Short Opportunity Fund - Class R6:
	1.00	%(3)	1.00%	1.00%	1.00%	1.00	%(3)
(9)			The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**			Less than $0.005 cent per share.
***			Less than 1,000.
+			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly Income Opportunities Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class A
	For the Nine Months Ended August 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022		For the Year Ended November 30, 2021		For the Year Ended November 30, 2020
Net Asset Value, Beginning of Year/Period	$10.11		$9.75	$10.00		$11.26		$11.35		$10.68
Income (Loss) from Investment Operations:
Net investment income (1)	0.36		0.52	0.43		0.32		0.36		0.42
Net realized and unrealized gain (loss)	0.20		0.40	(0.04)		(1.07)		0.24		0.95
Total from investment operations	0.56		0.92	0.39		(0.75)		0.60		1.37

Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.47)	(0.64)		(0.34)		(0.38)		(0.52)
Distributions from realized gains	-		-	-		(0.17)		(0.31)		(0.18)
Distributions from return of capital	(0.02)		(0.09)	-		-		-		-
Total dividends and distributions	(0.37)		(0.56)	(0.64)		(0.51)		(0.69)		(0.70)

Net Asset Value, End of Year/Period	$10.30		$10.11	$9.75		$10.00		$11.26		$11.35

Total Return*	5.65	%(9)	9.66%	4.04%		(6.84)%		5.44	%#	13.54	%#

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10,457		$7,738	$6,031		$11,247		$15,664		$12,466
Ratio of gross operating expenses to average net assets including interest expense (3)	1.88	%(8)	1.95%	1.93	%(2)	1.86	%(2)	1.86	%(2)	2.01	%(2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.85	%(8)	1.87%	1.84	%(2)	1.80	%(2)	1.76	%(2)	1.79	%(2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	4.76	%(8)	5.27%	4.32	%(2)	3.01	%(2)	3.18	%(2)	3.89	%(2)
Portfolio Turnover Rate	32	%(9)	28%	42%		77%		84%		132%

	Class C
	For the Nine Months Ended August 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022		For the Year Ended November 30, 2021		For the Year Ended November 30, 2020
Net Asset Value, Beginning of Year/Period	$9.84		$9.51	$9.76		$11.00		$11.10		$10.45
Income (Loss) from Investment Operations:
Net investment income (1)	0.30		0.44	0.35		0.23		0.27		0.33
Net realized and unrealized gain (loss)	0.18		0.37	(0.03)		(1.04)		0.24		0.93
Total from investment operations	0.48		0.81	0.32		(0.81)		0.51		1.26

Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.39)	(0.57)		(0.26)		(0.30)		(0.43)
Distributions from realized gains	-		-	-		(0.17)		(0.31)		(0.18)
Distributions from return of capital	(0.02)		(0.09)	-		-		-		-
Total dividends and distributions	(0.31)		(0.48)	(0.57)		(0.43)		(0.61)		(0.61)

Net Asset Value, End of Year/Period	$10.01		$9.84	$9.51		$9.76		$11.00		$11.10

Total Return*	5.01	%(9)	8.77%	3.37%		(7.50)%		4.71%		12.62%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,445		$3,831	$3,540		$4,467		$5,616		$3,262
Ratio of gross operating expenses to average net assets including interest expense (5)	2.63	%(8)	2.70%	2.68	%(2)	2.61	%(2)	2.61	%(2)	2.81	%(2)
Ratio of net operating expenses to average net assets including interest expense (6)	2.60	%(8)	2.62%	2.59	%(2)	2.55	%(2)	2.51	%(2)	2.54	%(2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	4.02	%(8)	4.52%	3.58	%(2)	2.28	%(2)	2.41	%(2)	3.12	%(2)
Portfolio Turnover Rate	32	%(9)	28%	42%		77%		84%		132%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)			The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(3) Ratio of gross operating expenses to average net assets excluding interest expense	1.76	%(8)	1.81%	1.82	%(2)	1.79	%(2)	1.83	%(2)	1.96	%(2)
(4) Ratio of net operating expenses to average net assets excluding interest expense	1.73	%(8)	1.73%	1.73	%(2)	1.73	%(2)	1.73	%(2)	1.74	%(2)
(5) Ratio of gross operating expenses to average net assets excluding interest expense	2.52	%(8)	2.56%	2.57	%(2)	2.54	%(2)	2.58	%(2)	2.76	%(2)
(6) Ratio of net operating expenses to average net assets excluding interest expense	2.48	%(8)	2.48%	2.48	%(2)	2.48	%(2)	2.48	%(2)	2.49	%(2)
(7)			Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)			Annualized.
(9)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
#			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

Easterly Income Opportunities Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class I
	For the Nine Months Ended August 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022		For the Year Ended November 30, 2021		For the Year Ended November 30, 2020
Net Asset Value, Beginning of Year/Period	$9.84		$9.51	$9.76		$11.00		$11.10		$10.46
Income (Loss) from Investment Operations:
Net investment income (1)	0.37		0.53	0.44		0.34		0.38		0.44
Net realized and unrealized gain (loss)	0.18		0.38	(0.02)		(1.05)		0.23		0.93
Total from investment operations	0.55		0.91	0.42		(0.71)		0.61		1.37

Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.49)	(0.67)		(0.36)		(0.40)		(0.55)
Distributions from realized gains	-		-	-		(0.17)		(0.31)		(0.18)
Distributions from return of capital	(0.02)		(0.09)	-		-		-		-
Total dividends and distributions	(0.39)		(0.58)	(0.67)		(0.53)		(0.71)		(0.73)

Net Asset Value, End of Year/Period	$10.00		$9.84	$9.51		$9.76		$11.00		$11.10

Total Return*	5.71	%(9)	9.86%	4.42%		(6.58)%		5.74%		13.80%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$302,236		$253,654	$229,747		$206,630		$215,003		$112,226
Ratio of gross operating expenses to average net assets including interest expense (3)	1.63	%(8)	1.70%	1.68	%(2)	1.61	%(2)	1.61	%(2)	1.79	%(2)
Ratio of net operating expenses to average net assets including interest expense (4)	1.60	%(8)	1.62%	1.59	%(2)	1.55	%(2)	1.51	%(2)	1.54	%(2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.02	%(8)	5.52%	4.59	%(2)	3.29	%(2)	3.40	%(2)	4.11	%(2)
Portfolio Turnover Rate	32	%(9)	28%	42%		77%		84%		132%

	Class R6
	For the Nine Months Ended August 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022		For the Year Ended November 30, 2021		For the Year Ended November 30, 2020
Net Asset Value, Beginning of Year/Period	$10.14		$9.73	$9.93		$11.15		$11.20		$10.51
Income (Loss) from Investment Operations:
Net investment income (1)	0.43		0.61	0.49		0.38		0.43		0.48
Net realized and unrealized gain (loss)	0.19		0.38	(0.02)		(1.07)		0.23		0.94
Total from investment operations	0.62		0.99	0.47		(0.69)		0.66		1.42

Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.49)	(0.67)		(0.36)		(0.40)		(0.55)
Distributions from realized gains	-		-	-		(0.17)		(0.31)		(0.18)
Distributions from return of capital	(0.02)		(0.09)	-		-		-		-
Total dividends and distributions	(0.39)		(0.58)	(0.67)		(0.53)		(0.71)		(0.73)

Net Asset Value, End of Year/Period	$10.37		$10.14	$9.73		$9.93		$11.15		$11.20

Total Return*	6.24	%(9)	10.48%	4.86%		(6.30)%		6.16%		14.23%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$96,713		$76,552	$79,458		$92,994		$61,289		$62,369
Ratio of gross operating expenses to average net assets including interest expense (5)	1.63	%(8)	1.70%	1.68	%(2)	1.61	%(2)	1.63	%(2)	1.80	%(2)
Ratio of net operating expenses to average net assets including interest expense (6)	1.01	%(8)	1.03%	1.20	%(2)	1.18	%(2)	1.14	%(2)	1.17	%(2)
Ratio of net investment income (loss) after expense reimbursement to average net assets (7)	5.61	%(8)	6.11%	4.97	%(2)	3.68	%(2)	3.82	%(2)	4.51	%(2)
Portfolio Turnover Rate	32	%(9)	28%	42%		77%		84%		132%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)			The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(3) Ratio of gross operating expenses to average net assets excluding interest expense	1.52	%(8)	1.56%	1.57	%(2)	1.54	%(2)	1.58	%(2)	1.74	%(2)
(4) Ratio of net operating expenses to average net assets excluding interest expense	1.48	%(8)	1.48%	1.48	%(2)	1.48	%(2)	1.48	%(2)	1.49	%(2)
(5) Ratio of gross operating expenses to average net assets excluding interest expense	1.52	%(8)	1.56%	1.57	%(2)	1.54	%(2)	1.61	%(2)	1.75	%(2)
(6) Ratio of net operating expenses to average net assets excluding interest expense	0.89	%(8)	0.89%	1.09	%(2)	1.11	%(2)	1.11	%(2)	1.12	%(2)
(7)			Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)			Annualized.
(9)			Not annualized.
*			Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of seven series. Easterly Investment Partners LLC serves as the Funds’ advisor. These financial statements include the following five series which are all diversified:

Fund	Sub-Advisor
Easterly Global Real Estate Fund (“Global Real Estate”)
Easterly Hedged Equity Fund (“Hedged Equity”)	EAB Investment Group, LLC
Easterly Snow Small Cap Value Fund (“Small Cap Value”)
Easterly Snow Long/Short Opportunity Fund (“Long/Short Opportunity”)
Easterly Income Opportunities Fund (“Income Opportunities”)	Orange Investment Advisors LLC

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent.

Fund	Primary Objective
Global Real Estate	Total return through a combination of current income and capital appreciation
Hedged Equity	Capital appreciation
Small Cap Value	Long Term Capital Appreciation
Long/Short Opportunity	Long Term Capital Appreciation and protection of principal
Income Opportunities	High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Hedged Equity is a “fund of funds”, in that the Fund will generally invest in other investment companies. Currently, each Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares of each fund are offered at net asset value plus a maximum sales load of 5.75% except Income Opportunities which has a 2.00% maximum sales load. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The Global Real Estate Fund uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. Easterly and the sub-adviser to the Fund may, in their discretion, value an odd lot fixed income security at what Easterly and the sub-adviser believe is a fair price and not the pricing service price if Easterly and the sub-adviser deem the price provided by the pricing service to not represent its fair value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025, for the Funds’ assets and liabilities measured at fair value:

Global Real Estate

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$133,322,688	$88,839,966	$-	$222,162,654
Total	$133,322,688	$88,839,966	$-	$222,162,654

Hedged Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$295,110,375	$-	$-	$295,110,375
Put Options Purchased	-	5,390,000	-	5,390,000
Total	$295,110,375	$5,390,000	$-	$300,500,375
Derivatives* - Assets
Total Return Swaps	$-	$12,146,882	$-	$12,146,882
Total	$-	$12,146,882	$-	$12,146,882
Derivatives* - Liabilities
Call Options Written	$(1,498,000)	$-	$-	$(1,498,000)
Put Options Written	-	(1,505,000)	-	(1,505,000)
Total	$(1,498,000)	$(1,505,000)	$-	$(3,003,000)

Small Cap Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$30,552,417	$-	$-	$30,552,417
Total	$30,552,417	$-	$-	$30,552,417

Long/Short Opportunity

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$109,651,653	$-	$-	$109,651,653
Exchange Traded Funds	1,785,115	-	-	1,785,115
Corporate Bonds	-	4,455,648	-	4,455,648
Total Assets	$111,436,768	$4,455,648	$-	$115,892,416
Liability Derivatives
Call Options Written	$-	$1,463,007	$-	$1,463,007
Put Options Written	-	198,520	-	198,520
Common Stocks	5,663,973	-	-	5,663,973
Exchange Traded Funds	33,276,735	-	-	33,276,735
Total Liabilities	$38,940,708	$1,661,527	$-	$40,602,235

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

Income Opportunities

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$251,713,143	$-	$251,713,143
Corporate Bonds	-	59,248,519	-	59,248,519
Non U.S. Government & Agencies	-	93,913	-	93,913
U.S. Government & Agencies	-	47,646,481	-	47,646,481
Total Assets	$-	$358,702,056	$-	$358,702,056
Assets - Derivatives
Credit Default Swap**	$-	$978,737	$-	$978,737
Futures**	119,466	-	-	119,466
Total Asset Derivatives	$119,466	$978,737	$-	$1,098,203
Liabilities - Derivatives
Credit Default Swap**	$-	$758,639	$-	$758,639
Total Liability Derivatives	$-	$758,639	$-	$758,639

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.
**	Amounts shown for swaps and futures are unrealized appreciation/depreciation.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2022-2024 returns and expected to be taken in the Funds’ 2025 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year/period ended August 31, 2025, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Global Real Estate	Quarterly	Annually
Hedged Equity	Annually	Annually
Small Cap Value	Annually	Annually
Long/Short Opportunity	Annually	Annually
Income Opportunities	Monthly	Annually

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Real Estate Investment Trust (“REIT”). The Global Real Estate Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

Market Disruptions Risk. The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Funds to lose value.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

Fund	Management Agreement	Cl A	Expense Cl C	Limitation Cl I	CL R6	Expires	Expenses Reimbursed YTD 8/31/2025
Global Real Estate	0.90%	1.69%	2.37%	1.04%	0.94%	12/31/2025	$423,723
Hedged Equity	1.20%	1.50%	2.25%	1.25%	0.99%	12/31/2025	573,561
Small Cap Value	0.75%	1.20%	1.95%	0.95%	0.85%	6/30/2026	104,072
Long/Short Opportunity	0.80%	1.55%	2.30%	1.30%	1.00%	6/30/2026	-
Income Opportunties	1.20%	1.73%	2.48%	1.48%	0.89%	3/31/2026	464,007

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	11/30/25	2/28/26	8/31/26	11/30/26	2/28/27	8/31/27	11/30/27	2/28/28	8/31/28
Global Real Estate	$-	$-	$664,778	$-	$-	$517,149	$-	$-	$423,723
Hedged Equity	-	-	355,145	-	-	446,764	-	-	573,561
Small Cap Value	-	199,708	-	-	194,993	-	-	207,589	104,072
Long/Short Opportunity	-	-	-	-	-	-	-	-	-
Income Opportunities	552,449	-	-	619,614	-	-	738,287	-	464,007

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A shares, Class C shares and Investor Class of Shares of the Fund as shown in the chart below. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rates of the average daily net assets as shown in the chart below.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

	12b-1 Fees
Fund	Cl A	Cl C
Global Real Estate Fund	0.25%	1.00%
Hedged Equity Fund	0.25%	1.00%
Small Cap value	0.25%	1.00%
Long/Short Opportunities	0.25%	1.00%
Income Opportunities	0.25%	1.00%

For the year/period ended, August 31, 2025, sales charges on sales of the Fund’s Class A and Class C shares were as follows:

Fund	Sales Charges Class A Easterly Securities, LLC	Sales Charges Class C Easterly Securities, LLC
Global Real Estate	$23,333	$-
Hedged Equity Fund	60,288	-
Small Cap Value	639	134
Long/Short Opportunity	4,236	-
Income Opportunities	24,269	11,608

For the year/period ended August 31, 2025 CDSC fees were as follows.

Fund	CDSC Fees
Global Real Estate	$102
Hedged Equity	25
Small Cap Value	-
Long/Short Opportunities	-
Income Opportunities	66

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the year/period ended August 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchases	Sales
Global Real Estate Fund	$488,747,644	$551,494,049
Hedged Equity Fund	185,828,098	73,531,401
Small Cap Value	5,454,850	5,410,397
Long/Short Opportunities	25,784,763	25,788,081
Income Opportunities	169,840,973	106,219,758

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

(b) Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(d) Futures Contracts – Certain funds may purchase and sell futures contracts. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

(e) Swap Agreements – Certain funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(f) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(g) The Easterly Long/Short Opportunity Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as dividend or interest expense.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at August 31, 2025, were as follows:

Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	Fair value of asset/liability derivatives
Easterly Hedged Equity Fund
	Put options purchased	Equity	Investments, at value	$5,390,000
	Call options written	Equity	Options written	(1,498,000)
	Put options written	Equity	Options written	(1,505,000)
	Swap Contracts	Equity	Unrealized appreciation on swaps	12,146,882
			Total	$14,533,882
Long/Short Opportunity
	Call options written	Equity	Options written	$(1,463,007)
	Put options written	Equity	Options written	(198,520)
			Total	$(1,661,527)
Income Opportunities
	Swap Contracts	Credit Default	Unrealized appreciation on swaps	$978,737
	Futures	Interest Rate	Unrealized appreciation on futures	119,466
	Swap Contracts	Credit Default	Unrealized depreciation on swaps	(758,639)
			Total	$339,564

The effect of derivative instruments on the Statements of Operations for the year/period ended August 31, 2025, were as follows:

Fund	Derivative	Location of gain (loss) on derivatives	Risk Type	Realized and unrealized gain (loss) on derivatives
Hedged Equity
	Options
		Net realized loss on options purchased
			Equity	$(34,856,740)
		Net realized gain on options written
			Equity	18,043,370
			Total	$(16,813,370)
		Net change in unrealized appreciation on options purchased
			Equity	$1,178,768
		Net change in unrealized appreciation on options written
			Equity	768,054
			Total	$1,946,822
	Swaps
		Net realized gain on swaps
			Equity	$4,140,627
		Net change in unrealized appreciation on swaps
			Equity	$4,713,061
			Total	$8,853,688
Long/Short Opportunity
	Options
		Net realized gain on options written
			Equity	$885,038
			Total	$885,038
		Net change in unrealized depreciation on options written
			Equity	$(224,484)
			Total	$(224,484)
Income Opportunities
	Swaps Contracts
		Net realized loss on swaps
			Credit Default	$(2,543,159)
		Net change in unrealized appreciation on swaps
			Credit Default	$2,120,943
			Total	$(422,216)
	Futures
		Net realized gain on futures
			Interest Rate	$806,834
		Net change in unrealized depreciation on futures
			Interest Rate	$(174,169)
			Total	$632,665

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

The average notional value of the derivative instruments for the Funds during the year/period ended August 31, 2025 was as follows:

Hedged Equity

Options Purchased	Options Written	Total Return Swaps
$487,296,265	$696,181,640	$87,255,522

Long/Short Opportunity

Options Written
$23,188,000

Income Opportunities

Credit Default Swaps - Long	Credit Default Swaps - Short	Futures
$75,666,667	$17,000,000	$51,444,375

During the year/period ended August 31, 2025, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at August 31, 2025 for the Funds.

Easterly Hedged Equity Fund

Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amount of Recognized Liabilities		Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets & Liabilities
Unrealized appreciation on total return swaps	Goldman Sachs	$12,146,882	(1)	$-		$12,146,882	$-		$-	$-
Options Purchased	Pershing	5,390,000	(1)	-		5,390,000	-		-	-
Options Writen	Pershing	-		(3,003,000	)(1)	(3,003,000)	3,003,000	(2)	-	-
		$17,536,882		$(3,003,000)		$14,533,882	$3,003,000		$-	$-

Long/Short Opportunity

Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amount of Recognized Liabilities		Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets & Liabilities
Options Writen	Jefferies	$-	$1,661,527	(1)	$1,661,527	$(1,661,527	)(2)	$-	$-
		$-	$1,661,527		$1,661,527	$(1,661,527)		$-	$-

Income Opportunities

Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amount of Recognized Liabilities		Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets & Liabilities
Interest Rate Swaps		$978,737	(1)	$-		$978,737	$-		$-	$-
		$978,737		$-		$978,737	$-		$-	$-

Description of Liability
Credit Default Swaps		$-		$(758,639	)(1)	$(758,639)	$758,639	(2)	$-	$-
		$-		$(758,639)		$(758,639)	$758,639		$-	$-

(1)	Value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Real Estate	$254,119,817	$2,775,047	$(34,732,210)	$(31,957,163)
Hedged Equity	242,913,209	178,756,291	(112,025,243)	66,731,048
Small Cap Value	23,851,720	7,902,661	(1,201,964)	6,700,697
Long/Short Opportunity	50,744,649	30,925,786	(6,380,254)	24,545,532
Income Opportunities	371,872,434	11,094,155	(24,264,533)	(13,170,378)

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the period ended August 31, 2025 was as follows:

For fiscal year ended 8/31/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Real Estate*	$9,747,759	$-	$-	$9,747,759
Hedged Equity	193,188	-	-	193,188
Small Cap Value	-	-	-	-
Long/Short Opportunity	-	-	-	-
Income Opportunities	14,214,085	-	574,629	14,788,714

*	As of the tax year end December 31, 2024 for the Global Real Estate Fund.

During the current year, the following funds had a change of fiscal year end to August 31:

●	Small Cap Value (from 2/28)

●	Long/Short Opportunity (from 2/28)

●	Income Opportunities (from 11/30)

The tax character of dividends paid during the prior fiscal periods ended was as follows:

	For fiscal year ended	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Real Estate*	12/31/2023	$11,832,568	$-	$-	$11,832,568
Hedged Equity	8/31/2024	312,459	-	-	312,459
Small Cap Value	2/28/2025	223,219	-	-	223,219
Small Cap Value	2/29/2024	33,756	-	-	33,756
Long/Short Opportunity	2/28/2025	1,307,640	3,008,540	-	4,316,180
Long/Short Opportunity	2/29/2024	1,909,851	136,752	-	2,046,603
Income Opportunities	11/30/2024	16,431,431	-	2,961,898	19,393,329
Income Opportunities	11/30/2023	22,317,560	-	-	22,317,560

*	As of the tax year end December 31, 2023 for the Global Real Estate Fund.

As of August 31, 2025 (for the Global Real Estate Fund in which its December 31, 2024 components of distributable earnings have been adjusted for August 31, 2025 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Real Estate	$2,120,265	$-	$-	$(340,366,531)	$-	$(31,948,434)	$(370,194,700)
Hedged Equity	-	-	(821,874)	(5,943,644)	(234,558)	66,731,048	59,730,972
Small Cap Value	749,071	572,812	-	-	-	6,700,695	8,022,578
Long/Short Opportunity	575,150	3,630,454	-	-	-	24,544,923	28,750,527
Income Opportunities	-	-	-	(2,246,768)	-	(13,148,543)	(15,395,311)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on swaps, 1256 futures and option contracts, and adjustments for partnerships, perpetual bonds, passive foreign investment companies, contingent convertible debt securities, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses). In addition, the amount listed under other book/tax differences for the Hedged Equity Fund are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Hedged Equity Fund incurred and elected to defer such late year losses of $821,874.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

Capital loss carry forwards, as of each Fund’s most recent tax year-ended August 31, 2025 (for the tax year ended December 31, 2024 for the Global Real Estate Fund), available to offset future capital gains, utilized capital gains, if any, are as follows:

	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
Global Real Estate	$-	$327,043,919	$327,043,919	$-
Hedged Equity	5,943,644	-	5,943,644	-
Small Cap Value	-	-	-	341,197
Long/Short Opportunity	-	-	-	-
Income Opportunities	-	2,246,768	2,246,768	4,622,071

During the fiscal period ended August 31, 2025, certain funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2025 as follows:

	Paid In Capital	Accumulated Earnings (Losses)
Global Real Estate	$-	$-
Hedged Equity	(110,691)	110,691
Small Cap Value	13,713	(13,713)
Long/Short Opportunity	43,415	(43,415)
Income Opportunities	-	-

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Hedged Equity Fund will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2025, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 89.0%.

7.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2025, the below entities held more than 25% of the voting securities for each of the Funds listed.

	Raymond James Financial, Inc.	Charles Schwab	National Financial	Merrill Lynch	American Enterprise Inv Svcs
Global Real Estate	30.79%	-	-	-	-
Hedged Equity	-	-	34.29%	-	-
Small Cap Value	-	-	-	39.09%	-
Long/Short Opportunities	-	-	-	43.64%	-
Income Opportunities	-	-	-	-	31.23%

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Continued)

8.	LINE OF CREDIT

Income Opportunities has a $33,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). The Line of Credit has an interest rate of the Prime Rate which is dependent upon the effective borrowing date (“Borrowing Date”). Income Opportunities pays the Lender a Commitment Fee of 1.00% based upon the Committed Loan Limit. For the nine months ended August 31, 2025, the Fund incurred $330,000 in commitment fees, which are included in the Interest expenses in the Statement of Operations. Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable monthly. There were no borrowings outstanding for period end.

Income Opportunities entered into a Master Repurchase Agreement (the “Reverse Repo Facility”) with UMB Bank NA (“UMB”), which provides for financing primarily through UMB purchase of certain assets from the Fund and an agreement by the Fund to repurchase such assets back at an agreed-upon future date and price. In the event of the Fund’s default of the obligation to repurchase, UMB has the right to liquidate the assets and apply the proceeds in satisfaction of the Fund’s obligation to repurchase. The Reverse Repo Facility carries a rolling term which is reset monthly and advances thereunder may be made based on Federal Funds Target Range – Upper Limit (“FFTRU”) plus 125 basis points (FFTRU + 125 bps), and the Price Differential shall be calculated daily and paid by the Seller to Buyer on the first day of each month or on any Repurchase Date. During the nine months ended August 31, 2025, there was no borrowings under the Reverse Repo Facility.

9.	NEW ACCOUNTING PRONOUNCEMENT

The following disclosure is applicable to Global Real Estate, Hedged Equity Fund, and Income Opportunities: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of James Alpha Funds Trust d/b/a Easterly

Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Easterly Global Real Estate Fund, Easterly Hedged Equity Fund, Easterly Snow Small Cap Value Fund, Easterly Snow Long/Short Opportunity Fund, and Easterly Income Opportunities Fund, referred to as the (“Funds”) each a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedules of investments, as of August 31, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting James Alpha Funds Trust d/b/a Easterly Funds Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Easterly Global Real Estate Fund, and Easterly Hedged Equity Fund	For the year ended August 31, 2025.	For each of the two years in the period ended August 31, 2025.	For each of the five years in the period ended August 31, 2025.
Easterly Snow Small Cap Value Fund, and Easterly Snow Long/Short Opportunity Fund	For the six months ended August 31, 2025, 2025 and for the year ended February 28, 2024.	For the six months ended August 31, 2025, and each of the two years in the period ended February 28, 2024.	For the six months ended August 31, 2025, and for each of the four years in the period ended February 28, 2025.
Easterly Income Opportunities Fund	For the nine months ended August 31, 2025 and for the year ended November 30, 2024.	For the nine months ended August 31, 2025, and each of the two years in the period ended November 30, 2024.	For the nine months ended August 31, 2025, and for each of the five years in the period ended November 30, 2024.

With respect to the Easterly Snow Small Cap Value Fund, and Easterly Snow Long/Short Opportunity Fund, the financial highlights for year ended February 28, 2021 has been audited by other auditors, whose report dated April 28, 2021 expressed unqualified opinion on such statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania October 30, 2025

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations within the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

On July 23, 2025, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, (i) the renewal of the investment management agreements between the Trust, on behalf of the Easterly Global Real Estate Fund (“Real Estate Fund”) and Easterly Hedged Equity Fund (“Hedged Equity Fund”) (each a “Fund” and collectively the “Funds”) and Easterly Investment Partners LLC (“Easterly”) (each an “Investment Management Agreement” and collectively, the “Investment Management Agreements”), and (ii) the renewal of the sub-advisory agreement between Easterly and the Hedged Equity Fund’s sub-adviser (the “Sub-Adviser”) (the “Sub-Advisory Agreement,” and together with the Investment Management Agreements, the “Advisory Agreements”).

In the course of consideration of the renewal of the Investment Management Agreements, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Investment Management Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of Easterly.

In considering the renewal of the Investment Management Agreements and reaching their conclusion with respect to the Investment Management Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) information comparing the investment performance, advisory fees and operating expense ratio of each Fund to other funds; (iii) information about profits to be realized by Easterly and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors.

As part of the contract renewal process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from Easterly. The Independent Trustees met separately in advance of the meeting to discuss the materials provided to them in connection with the renewal of the Investment Management Agreements, including comparative performance and expenses. The Board also took into account information provided to the Board throughout the year in considering whether to approve the Investment Management Agreements. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by Easterly’s presentation. After evaluating the factors discussed below, among others, the Board approved the renewal of the Investment Management Agreements and determined that the compensation payable thereunder by each Fund to Easterly is fair and reasonable.

Nature, Extent and Quality of Services. In considering the renewal of the Investment Management Agreements with Easterly, the Board considered the nature, extent and quality of services that Easterly provided to the Funds, including Easterly’s personnel and resources. The Board reviewed the services Easterly provided in serving as investment adviser and the backgrounds of the personnel providing services to the Funds, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Easterly’s efforts and resources to support the Fund complex. The Board also considered Easterly’s financial position.

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ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

The Board noted the responsibilities that Easterly has as the Funds’ investment manager, including (i) overseeing the investment decisions of the Sub-Adviser and conduct ongoing performance reviews; (ii) reviewing and monitoring the portfolio trading by the Sub-Adviser, including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (iii) overseeing the Sub-Adviser’s compliance with prospectus limitations and other relevant investment restrictions; (iv) coordinating communications with any Sub-Adviser; and (v) if deemed necessary, recommending to the Board changing one or more Sub-Adviser. The Board concluded that the services Easterly provided are satisfactory.

In considering the renewal of the Sub-Advisory Agreement, and the Fund’s respective Sub-Adviser, the Board considered the nature, extent and quality of services the Sub-Adviser provided under the Sub-Advisory Agreements. The Board reviewed the services the Sub-Adviser provided, the background of the investment professionals servicing the respective Fund, and the Sub-Adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services the Sub-Adviser provided was satisfactory.

Performance. The Board reviewed performance information that Easterly provided for each share class of each Fund compared to the performance of: (a) funds in a peer universe (the “Peer Group”) (which is comprised of the funds in a Fund’s Morningstar category); and (b) a benchmark index (the “Benchmark Index”) for the one-, three-, five- and ten-year and since inception periods, ended May 31, 2025, as applicable. The Board also received information on the construction of each Fund’s Peer Group.

Real Estate Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (FTSE EPRA/NAREIT Developed Net Index). In this regard, the Board noted that Class I shares of the Real Estate Fund outperformed the median of its Peer Group for the one-, five- and ten-year periods, and underperformed for the three-year period. In considering the Fund’s performance, the Board considered Easterly’s explanation that the Fund can underperform during periods when exogenous factors, such as macroeconomic uncertainty and geopolitical risk, distract the market’s attention away from real estate industry fundamentals. The Board further considered that the three-year period was marked by such factors, including central bank rate hikes, Russia’s invasion of Ukraine, and armed conflict in the Middle East. The Board then considered the specific property types that detracted from the Fund’s performance throughout periods of rising interest rates. The Board concluded that the performance of the Fund was satisfactory.

Hedged Equity Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (S&P 500 Index). In this regard, the Board noted that Class I shares of the Hedged Equity Fund outperformed the median its Peer Group for the one-, three-, five- and since inception periods. The Board noted Easterly’s explanation that the Fund’s Peer Group is a stronger relative performance measure than its Benchmark Index. The Board concluded that the performance of the Fund was satisfactory.

Advisory and Sub-Advisory Fees and Fund Expenses. The Board reviewed each Fund’s contractual advisory fee and expense ratio taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Board noted that Easterly had entered into an operating expense limitation agreement (“OELA”) to waive fees and/or limit expenses of the Funds in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each share class of the Funds. The Board also considered the extent to which Easterly waives management fees and/or reimburses expenses for a Fund and its share classes, including information provided by Easterly determining that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Fund. The Board discussed the level of work involved in Easterly’s management and oversight of the Funds, including with respect to oversight of the Sub-Adviser (as applicable), and the other services that Easterly provided to the Funds.

The Board considered each applicable Fund’s sub-advisory fee schedule. The Board noted that the fee schedule was negotiated at arm’s length between the Manager and the Sub-Adviser, an unaffiliated third party. The Board also evaluated the reasonableness of the fee split between the Manager and the Sub-Adviser for the sub-advised Fund.

The Board considered the nature and scope of the services provided by Easterly, including (i) ongoing monitoring of performance, (ii) supervision of outside service providers, (iii) responding to questions from brokers and sub-advisers (as

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ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

applicable), and (iv) research of sub-advisors and potential replacement sub-advisors to present to the Board for their consideration (as applicable). The Board also considered that with respect to the more complex Funds, these services are expected to be more resource intensive for Easterly. The Board noted that the sub-advisory fees are paid by the Manager to the Sub-Adviser and are not additional fees borne by the Funds.

The Board noted that the contractual management fee and total net expenses for Class I shares of the Real Estate Fund and Hedged Equity Fund were above the median contractual management fee and total net expenses of the Peer Group. The Board noted that the contractual management fee for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Morningstar is not able to provide information on a fund-by-fund basis as to what is included. The Board considered information on the fees charged by Easterly and the Sub-Adviser to other similarly managed client accounts, where applicable.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Funds, and the extent to which such economies of scale are shared with the Funds. The Board noted that Easterly had indicated its willingness to discuss the matter of breakpoints with the Board as each Fund increased its assets. The Board noted that the Funds may also benefit from economies of scale through initial fee setting and fee waivers and expense reimbursements. The Board agreed that in light of the OELA, which effectively protected shareholders from high expenses despite lower asset levels, and Easterly’s willingness to consider breakpoints as each Fund reached higher asset levels, the absence of breakpoints was acceptable.

Profitability. The Board reviewed the profitability of Easterly with respect to each Fund on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Easterly earned a reasonable profit from each Fund, in each case without considering marketing-related costs. The Board concluded that the profitability of Easterly in connection with the management of each Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Funds, Easterly, the Sub-Adviser, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by Easterly and the Sub-Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation paid under the Advisory Agreements are fair and reasonable, and that the Advisory Agreements be approved.

On July 23, 2025, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, the renewal of the investment management agreements between the Trust, on behalf of the Easterly Snow Long/Short Opportunity Fund (“Long/Short Fund”) and Easterly Snow Small Cap Value Fund (“Small Cap Fund”) (each a “Fund” and collectively the “Funds”), and Easterly Investment Partners LLC (“Easterly”) (each an “Investment Management Agreement” and collectively, the “Investment Management Agreements”).

In the course of consideration of the renewal of the Investment Management Agreements, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Investment Management Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of Easterly.

In considering the renewal of the Investment Management Agreements and reaching their conclusion with respect to the Investment Management Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) information comparing the investment performance, advisory fees and operating expense ratio of each Fund to other funds; (iii) information about profits to be realized by Easterly and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors.

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

As part of the contract renewal process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from Easterly. The Independent Trustees met separately in advance of the meeting to discuss the materials provided to them in connection with the renewal of the Investment Management Agreements, including comparative performance and expenses. The Board also took into account information provided to the Board throughout the year in considering whether to approve the Investment Management Agreements. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by Easterly’s presentation. After evaluating the factors discussed below, among others, the Board approved the renewal of the Investment Management Agreements and determined that the compensation payable thereunder by each Fund to Easterly is fair and reasonable.

Nature, Extent and Quality of Services. In considering the renewal of the Investment Management Agreements with Easterly, the Board considered the nature, extent and quality of services that Easterly provided to the Funds, including Easterly’s personnel and resources. The Board reviewed the services Easterly provided in serving as investment adviser and the backgrounds of the personnel providing services to the Funds, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Easterly’s efforts and resources to support the Fund complex. The Board also considered Easterly’s financial position and the entrepreneurial risk that Easterly was undertaking to maintain its financial commitment to the Funds while certain Funds were sub-scale.

Performance. The Board reviewed performance information that Easterly provided for each share class of each Fund compared to the performance of: (a) funds in a peer universe (the “Peer Group”) (which is comprised of the funds in a Fund’s Morningstar category); and (b) a benchmark index (the “Benchmark Index”) for the one-, three-, five- and ten-year and since inception periods, ended May 31, 2025, as applicable. The Board also received information on the construction of each Fund’s Peer Group.

Long/Short Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Russell 3000 Value Index). In this regard, the Board noted that Class I shares of the Long/Short Fund outperformed the median of its Peer Group for the five- and ten-year periods, and underperformed for the one- and three-year periods. The Board considered Easterly’s explanations regarding underperformance, including that the Fund’s one-year underperformance was primarily driven by short positions in market-based exchange-traded funds, which Easterly implements as a way to mitigate risk. The Board concluded that the performance of the Fund was satisfactory.

Small Cap Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Russell 2000 Value Index). In this regard, the Board noted that Class I shares of the Small Cap Fund outperformed its Peer Group for the three- and five-year periods, and underperformed for the one- and ten-year periods. The Board considered Easterly’s explanations regarding the impact on performance of elevated macro volatility, tight correlations, and narrow market leadership. The Board concluded that the performance of the Fund was satisfactory.

Advisory Fees and Fund Expenses. The Board reviewed each Fund’s contractual advisory fee and expense ratio taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Board noted that Easterly had entered into an operating expense limitation agreement (“OELA”) to waive fees and/or limit expenses of the Funds in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each share class of the Funds. The Board also considered the extent to which Easterly waives management fees and/or reimburses expenses for a Fund and its share classes, including information provided by Easterly determining that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Fund. The Board discussed the level of work involved in Easterly’s management and oversight of the Funds, and the other services that Easterly provided to the Funds.

The Board considered the nature and scope of the services provided by Easterly, including (i) ongoing monitoring of performance, (ii) supervision of outside service providers, and (iii) responding to questions from brokers. The Board noted that the contractual management fee for Class I shares of the Long/Short Fund was below the median contractual

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

management fee of the Peer Group and that the total net expenses for Class I shares of the Long/Short Fund were above the median total net expenses of the Peer Group. The Board noted that the contractual management fee for Class I shares of the

Small Cap Fund was below the median contractual management fee of the Peer Group and that the total net expenses for Class I shares of the Small Cap Fund were above the median total net expenses of the Peer Group. The Board noted that the contractual management fee for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Morningstar is not able to provide information on a fund-by-fund basis as to what is included. The Board considered information on the fees charged by Easterly to other similarly managed client accounts, where applicable.

The Board considered management’s explanations regarding factors that could impact the level of a Fund’s fees. In light of the nature, quality and extent of services Easterly provide, the Board concluded that each Fund’s advisory fee was fair and reasonable.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Funds, and the extent to which such economies of scale are shared with the Funds. The Board noted that Easterly had indicated its willingness to discuss the matter of breakpoints with the Board as each Fund increased its assets. The Board noted that the Funds may also benefit from economies of scale through initial fee setting and fee waivers and expense reimbursements. The Board agreed that in light of the OELA, which effectively protected shareholders from high expenses despite lower asset levels, and Easterly’s willingness to consider breakpoints as each Fund reached higher asset levels, the absence of breakpoints was acceptable.

Profitability. The Board reviewed the profitability of Easterly with respect to each Fund on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Easterly earned a reasonable profit from each Fund, in each case without considering marketing-related costs. The Board concluded that the profitability of Easterly in connection with the management of each Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Funds, Easterly and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by Easterly as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation paid under the Advisory Agreements are fair and reasonable, and that the Investment Management Agreements be approved.

On July 23, 2025, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, (i) the renewal of the investment management agreement between the Trust, on behalf of the Easterly Income Opportunities Fund (“Income Opportunities Fund”) (the “Fund”) and Easterly Investment Partners LLC (“Easterly”) (the “Investment Management Agreement”), and (ii) the renewal of the sub-advisory agreement between Easterly and the Fund’s sub-adviser (the “Sub-Adviser”) (the “Sub-Advisory Agreement,” and together with the Investment Management Agreement, the “Advisory Agreements”).

In the course of consideration of the renewal of the Investment Management Agreement, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Investment Management Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of Easterly.

In considering the renewal of the Investment Management Agreement and reaching their conclusion with respect to the Investment Management Agreement, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Fund; (ii) information comparing the investment performance, advisory fees and operating expense ratio of the Fund to other funds; (iii) information about profits to be

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

realized by Easterly and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.

As part of the contract renewal process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from Easterly. The Independent Trustees met separately in advance of the meeting to discuss the materials provided to them in connection with the renewal of the Investment Management Agreement, including comparative performance and expenses. The Board also took into account information provided to the Board throughout the year in considering whether to approve the Investment Management Agreement. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by Easterly’s presentation. After evaluating the factors discussed below, among others, the Board approved the renewal of the Investment Management Agreement and determined that the compensation payable thereunder by the Fund to Easterly is fair and reasonable.

Nature, Extent and Quality of Services. In considering the renewal of the Investment Management Agreement with Easterly, the Board considered the nature, extent and quality of services that Easterly provided to the Fund, including Easterly’s personnel and resources. The Board reviewed the services Easterly provided in serving as investment adviser and the backgrounds of the personnel providing services to the Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Easterly’s efforts and resources to support the Fund complex. The Board also considered Easterly’s financial position.

The Board noted the responsibilities that Easterly has as the Fund’s investment manager, including (i) overseeing the investment decisions of the Sub-Adviser and conduct ongoing performance reviews; (ii) reviewing and monitoring the portfolio trading by the Sub-Adviser, including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (iii) overseeing the Sub-Adviser’s compliance with prospectus limitations and other relevant investment restrictions; (iv) coordinating communications with any Sub-Adviser; and (v) if deemed necessary, recommending to the Board changing the Sub-Adviser. The Board concluded that the services Easterly provided are satisfactory.

In considering the renewal of the Sub-Advisory Agreement, and the Fund’s Sub-Adviser, the Board considered the nature, extent and quality of services the Sub-Adviser provided under the Sub-Advisory Agreement. The Board reviewed the services the Sub-Adviser provided, the background of the investment professionals servicing the Fund, and the Sub-Adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services the Sub-Adviser provided was satisfactory.

Performance. The Board reviewed performance information that Easterly provided for each share class of the Fund compared to the performance of: (a) funds in a peer universe (the “Peer Group”) (which is comprised of the funds in the Fund’s Morningstar category); and (b) a benchmark index (the “Benchmark Index”) for the one-, three-, five- and ten-year and since inception periods, ended May 31, 2025, as applicable. The Board also received information on the construction of the Fund’s Peer Group.

Income Opportunities Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Bloomberg US Aggregate Bond Index). In this regard, the Board noted that Class I shares of the Income Opportunities Fund outperformed the median of its Peer Group for the one-, five- and since inception periods, and underperformed for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Advisory and Sub-Advisory Fees and Fund Expenses. The Board reviewed the Fund’s contractual advisory fee and expense ratio taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s Peer Group. The Board noted that Easterly had entered into an operating expense limitation agreement (“OELA”) to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

expenses to a specified percentage of average daily net assets for each share class of the Fund. The Board also considered the extent to which Easterly waives management fees and/or reimburses expenses for a Fund and its share classes, including information provided by Easterly determining that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Fund. The Board discussed the level of work involved in Easterly’s management and oversight of the Fund, including with respect to oversight of the Sub-Adviser, and the other services that Easterly provided to the Fund.

The Board considered the Fund’s sub-advisory fee schedule. The Board noted that the fee schedule was negotiated at arm’s length between the Manager and the Sub-Adviser, an unaffiliated third party. The Board also evaluated the reasonableness of the fee split between the Manager and the Sub-Adviser for Fund.

The Board considered the nature and scope of the services provided by Easterly, including (i) ongoing monitoring of performance, (ii) supervision of outside service providers, (iii) responding to questions from brokers and sub-advisers, and (iv) research of sub-advisors and potential replacement sub-advisors to present to the Board for their consideration. The Board also considered that with respect to the more complex Fund, these services are expected to be more resource intensive for Easterly. The Board noted that the sub-advisory fees are paid by the Manager to the Sub-Advisor and are not additional fees borne by the Fund.

The Board noted that the contractual management fee and total net expenses for Class I shares of the Fund was above the median contractual management fee and total net expenses of the Peer Group. The Board noted that the contractual management fee for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Morningstar is not able to provide information on a fund-by-fund basis as to what is included. The Board considered information on the fees charged by Easterly and the Sub-Adviser to other similarly managed client accounts, where applicable.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund, and the extent to which such economies of scale are shared with the Fund. The Board noted that Easterly had indicated its willingness to discuss the matter of breakpoints with the Board as the Fund increased its assets. The Board noted that the Fund may also benefit from economies of scale through initial fee setting and fee waivers and expense reimbursements. The Board agreed that in light of the OELA, which effectively protected shareholders from high expenses despite lower asset levels, and Easterly’s willingness to consider breakpoints as the Fund reached higher asset levels, the absence of breakpoints was acceptable.

Profitability. The Board reviewed the profitability of Easterly with respect to the Fund on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Easterly earned a reasonable profit from the Fund, in each case without considering marketing-related costs. The Board concluded that the profitability of Easterly in connection with the management of the Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Fund, Easterly, the Sub-Adviser, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by Easterly and the Sub-Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation paid under the Advisory Agreements are fair and reasonable, and that the Advisory Agreements be approved.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer

Date:	11/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer

Date:	11/5/2025

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer

Date:	11/5/2025